UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-0792

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.



                                                CNI CHARTER FUNDS (SM) [LOGO](R)

SEMI -- ANNUAL REPORT

MARCH 31, 2005

                                [GRAPHIC OMITTED]

Large Cap Value Equity Fund

Large Cap Growth Equity Fund

RCB Small Cap Value Fund

Technology Growth Fund

Corporate Bond Fund

Government Bond Fund

California Tax Exempt Bond Fund

High Yield Bond Fund

Prime Money Market Fund

Government Money Market Fund

California Tax Exempt Money Market Fund

                                                             Investment Manager:
                                            CITY NATIONAL ASSET MANAGEMENT, INC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds.This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

                                [GRAPHIC OMITTED]

TABLE OF CONTENTS

                                            CNI CHARTER FUNDS SEMI-ANNUAL REPORT

           02   Letter to Our Shareholders

           04   Equity Funds Investment Adviser's Report

           05   Fixed Income Funds Investment Adviser's Report

           06   Statements of Net Assets/Schedule of Investments

           48   Statement of Assets & Liabilities

           49   Statements of Operations

           52   Statements of Changes in Net Assets

           56   Financial Highlights

           59   Notes to Financial Statements

           67   Disclosure of Fund Expenses

           69   Approval of Investment Advisory Agreements

                           CNI CHARTER FUNDS | PAGE 1

LETTER TO OUR SHAREHOLDERS
MARCH 31, 2005

--------------------------------------------------------------------------------

We are pleased to provide you with the CNI Charter Funds Semi-Annual Report for the six months ended March 31, 2005. This was a period marked by a steady rise in short term interest rates and volatility in oil prices which roiled financial markets.

The underlying investment philosophy of the CNI Charter Funds is to pursue the long-term goals and objectives specified for each of the Funds without being swayed by short-term trends and fads. All Funds are managed with an active yet disciplined style that seeks to achieve competitive rates of return consistent with their respective, prescribed risk parameters. City National Asset Management, Inc., as Investment Manager to the Funds, utilizes in-depth research that takes advantage of the most advanced investment technology, fundamental valuation, and quantitative tools to determine the most attractive sectors and securities within each Fund's area of concentration. This approach has served shareholders well overall during the complex and volatile financial environment we encountered in the period ending March 31, 2005.

SIX-MONTH MARKET WATCH: OCTOBER 2004 - MARCH 2005

The major domestic and international equity indices rebounded in the six-months ended March 31, 2005 following a period of negative volatility during the prior six month period. (Please refer to the table that follows.) The two month decline in oil prices that began in late October had a decidedly beneficial effect on equity prices during the final months of 2004. However, the sharp upswing experienced by the equity markets in the final two months of 2004 was partially reversed in the first months of 2005 as oil prices once again climbed to record highs. Also during the period, the Federal Reserve continued its tightening policy, resulting in an increase in the targeted Fed Funds rate (the rate charged by banks for overnight loans to other banks to meet reserve requirements) to 2.75% on March 22, 2005. Rates on longer term bonds moved up as well during the period, with the 10-year Treasury Bond yielding 4.4% as of this writing, vs. just over 4.0% six months earlier. As a result, returns in the bond market were mixed during the period.

--------------------------------------------------------------------------------
SIX-MONTH                                                         OCTOBER 2004 -
INDEX WATCH:                                                          MARCH 2005

EQUITIES:

S&P 500 Stock Index:..........................................            +6.88%
Dow Jones Industrials:........................................            +5.37%
NASDAQ:.......................................................            +5.73%
MSCI EAFE Index:..............................................           +15.13%

BONDS:

Lehman Aggregate Bond Index:..................................            +0.48%
Lehman Inter. Govt/Credit:....................................            -0.45%
--------------------------------------------------------------------------------

The domestic economic recovery remains intact, with real growth widely expected to come in slightly above 3.0% this year and 2.5% next year. However, the rate of growth is already beginning to show signs of slowing, and at this point in the economic cycle we expect that deceleration to continue. The economy, as officially measured by the national Bureau of Economic Research, has entered its fourth year of growth and we are quickly moving towards the later stages of the economic cycle. Real GDP growth was reported at 3.8% for the fourth quarter of 2004, and is widely expected to be 3.0% in the first quarter of 2005, according to the latest Blue Chip Economic Consensus forecast figures.

While inflation has remained at very low levels for the last three years, recent reports on both producer and consumer prices have been slightly above expectations. The Federal Reserve, which previously described inflation as "well contained", has more recently noted that pressures on inflation have picked up in recent months. The impact of higher inflation has been evidenced in a broad range of commodities, leading to significantly higher prices being paid for steel, copper, aluminum, and lead in addition to the higher prices being paid for oil. Not surprisingly, energy and materials stocks were among the best performing during the six month period.


                           CNI CHARTER FUNDS | PAGE 2

--------------------------------------------------------------------------------

SIX-MONTH WATCH: CNI CHARTER FUNDS PERFORMANCE

(ALL RETURNS LISTED BELOW ARE FOR INSTITUTIONAL CLASS SHARES)

By adhering to our basic investment discipline and maintaining the appropriate amount of risk control in the various portfolios, the Funds continue to provide returns that are competitive in their respective investment arenas.

All of the equity-oriented Funds showed positive returns during the six-month period. The top performer was the LARGE CAP VALUE EQUITY FUND, which rose 8.16%. Following close behind was the 7.87% return to the RCB SMALL CAP VALUE FUND. The TECHNOLOGY GROWTH FUND rose 6.07%, while the LARGE CAP GROWTH EQUITY FUND gained 5.68% during the six-month period.

The results of the bond funds were mixed during the six-month period, reflecting the upward trend in interest rates. The HIGH YIELD BOND FUND rose 2.55%, reflecting the improving credit quality of issuers resulting from an improvement in corporate profits. Despite the increase in interest rates that depressed the prices of investment grade bonds, defensive portfolio strategies limited its effect on bond fund performance. The GOVERNMENT BOND FUND was flat for the six months, and the CALIFORNIA TAX EXEMPT BOND FUND and CORPORATE BOND FUND experienced relatively modest declines of -0.31% and -0.47%, respectively.

Lastly, all three Money Market Funds continued to turn in competitive, albeit moderate, yields for the six months ending March 31, 2005.

The following pages contain important information and details on the assets and financial condition of the Funds. Please read them carefully and if you have any questions about this report or the CNI Charter Funds, please call your investment professional or contact us at (888) 889-0799.

Thank you for choosing CNI Charter Funds.

    Sincerely,


    /s/ Richard A. Weiss

    Richard A. Weiss
    PRESIDENT
    CITY NATIONAL ASSET MANAGEMENT, INC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CERTAIN SHAREHOLDERS MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX (AMT). FEDERAL INCOME TAX RULES APPLY TO ANY CAPITAL GAIN DISTRIBUTIONS.

FUND EXPENSES HAVE BEEN WAIVED DURING THE PERIOD ON WHICH THE PERFORMANCE IS BASED. WITHOUT WAIVERS, PERFORMANCE WOULD BE LOWER.

THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTING IN MUTUAL FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. IN ADDITIONAL TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY, AND PRODUCTS OF COMPANIES IN WHICH TECHNOLOGY FUNDS INVEST MAY BE SUBJECT TO SEVERE COMPETITION AND RAPID OBSOLESCENCE. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

              ----------------------------------------------------
              *NOT FDIC INSURED *NO BANK GUARANTEE *MAY LOSE VALUE
              ----------------------------------------------------

--------------------------------------------------------------------------------
cnicharterfunds.com
--------------------------------------------------------------------------------

Visit our website CNICHARTERFUNDS.COM where you will find comprehensive information about our fund family including:

       o  Daily, monthly and quarterly performance

       o  Detailed descriptions on each CNI Charter Fund

       o  Prospectus and annual report downloads

       o  Additional information for investment professionals
--------------------------------------------------------------------------------


                           CNI CHARTER FUNDS | PAGE 3

INVESTMENT ADVISER'S REPORT
MARCH 31, 2005

--------------------------------------------------------------------------------

EQUITY FUNDS

"A tale of two quarters" is a good way to describe the equity market for the six months ending March 31, 2005. The market, as measured by the S&P 500, rose 9.23% in the fourth quarter 2004, producing a year's worth of returns in one quarter. Unfortunately, the market could not sustain this positive momentum, as first quarter 2005 returns were down 2.15% for the S&P 500. Fourth quarter returns were buoyed by strong factory orders, the presidential election, declining oil prices, and the sense that 2005 would produce positive earning surprises. The Fed countered this positive sentiment at the start of 2005, mentioning that interest rates were too low to slow inflation and expressing concern about excessive risk-taking in the markets. Additionally, oil prices became the leading story, once again, as price levels reached near-term highs.

Within this market environment, over the past six months, all four CNI Charter Equity Funds produced positive returns. ALL RETURNS FOR CNI CHARTER FUNDS STATED BELOW ARE FOR INSTITUTIONAL CLASS SHARES.

o The LARGE CAP VALUE EQUITY FUND returned 8.16%. This performance outperformed both the S&P 500/BARRA Value Index return of 7.26% and the Lipper Large Cap Value Funds Classification return of 8.06%.

o The LARGE CAP GROWTH EQUITY FUND gained 5.68%. This performance trailed the S&P 500/BARRA Growth Index return of 6.49%, but outperformed the Lipper Large Cap Growth Funds Classification return of 4.71%.

o The RCB SMALL CAP VALUE FUND returned 7.87%. This result underperformed the Russell 2000 Value Index return of 8.70% and the Lipper Small Cap Value Funds Classification return of 10.36%.

o The TECHNOLOGY GROWTH FUND achieved a 6.07% return. This performance beat the Russell 3000 Technology Index return of 6.05% and the Lipper Science & Technology Funds Objective return of 5.51%.

LOOKING FORWARD

The Federal Reserve sees robust economic activity and expects long-term inflation to remain contained. Oil prices remain a wild card, as changes in oil prices tend to inversely affect the equity market. Higher short-term interest rates appear certain, but still remain low compared to historic levels.

Even in a rising interest rate environment, the equity market, on average, has historically produced positive returns. Growth in corporate earnings should continue, albeit, at a slower pace. This continued growth in earnings should translate into further gains for the equity market. Therefore, as of this writing, we remain cautiously optimistic regarding the sustainability of the current equity market rally.

As always, the CNI Charter Equity Funds continue to provide a disciplined investment approach with the constant goal of achieving superior investment results.

    Sincerely,


    /s/ Brian L. Garbe

    Brian L. Garbe
    DIRECTOR OF RESEARCH
    CITY NATIONAL ASSET MANAGEMENT, INC.


                           CNI CHARTER FUNDS | PAGE 4

--------------------------------------------------------------------------------

FIXED INCOME FUNDS

The six-months ending March 31, 2005 witnessed a major turning point for the fixed income market. Interest rates across the board, with the exception of 30 year rates, rose fairly dramatically. The backdrop to this turn-around was fueled by the long-awaited tightening monetary policy coupled with growing signs of inflationary pressures. Indeed, the Federal Open Market Committee (FOMC) continued their fight against these inflationary forces vis-a-vis consecutive rate hikes of 25 basis points at every FOMC meeting since June 30, 2004. The Federal Funds rate stands at 2.75% at the time of this writing with a growing probability of additional hikes throughout 2005. The yield curve flattened with short rates rising more than long rates as investors demanded additional yield to compensate them for the looming inflation. While this interest rate environment was difficult to navigate through, strategies that planned for this were well rewarded.

STRATEGIC OUTLOOK FOR BOND FUNDS

In light of the economic landscape and Fed activities, we are maintaining our slightly defensive maturity posture for our Bond Funds.

Our strategic posture for the CORPORATE BOND FUND is to remain more focused on higher quality investment grade issues versus its benchmark, the Lehman Intermediate Corporate Index. We have become less "barbelled" (from our previous overweight of 2-year and 10-year issues) by removing our overweight in the ten-year area. We are still calling for higher rates and a flatter yield curve. That said, we are concerned about the price volatility in longer term maturities going forward since they have held relatively steady these past months coupled with the Fed's more hawkish tone.

The GOVERNMENT BOND FUND maintains its conservative maturity profile. The continued bias toward agency securities versus Treasuries should continue to benefit the Fund through higher relative yields.

The CALIFORNIA TAX EXEMPT BOND FUND is conceptually the same as our taxable funds. In a nutshell, it's comprised of a combination of a modified barbell maturity structure along with defensive portfolio characteristics. This strategy, along with the Fund, has been well rewarded this year as the yield curve has flattened and interest rate volatility has increased.

Although this economic expansion cycle is maturing, the HIGH YIELD BOND FUND continued to benefit from historically narrow yield spreads. This Fund retains its strategic posture of excellent sector allocation as well as a quality bias versus its competitors.

STRATEGIC OUTLOOK FOR MONEY MARKET FUNDS

Each of the CNI Charter Money Market Funds managed their way through an extremely difficult operating environment. Our conservative portfolio posture of the Funds should be well rewarded as the Federal Reserve continues to tighten monetary policy. Our relatively short maturity position coupled with a high degree of liquidity should enable the Funds to take advantage of market opportunities as the year progresses.

    Sincerely,


    /s/ Rodney J. Olea

    Rodney J. Olea
    DIRECTOR OF FIXED INCOME
    CITY NATIONAL ASSET MANAGEMENT, INC.


                           CNI CHARTER FUNDS | PAGE 5

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

Financials                                                                 36.4%

Consumer Discretionary                                                     13.0%

Energy                                                                      8.1%

Healthcare                                                                  8.0%

Industrials                                                                 7.7%

Information Technology                                                      7.3%

Utilities                                                                   5.6%

Telecommunications                                                          5.4%

Materials                                                                   3.4%

Consumer Staples                                                            2.7%

Short-Term Investments                                                      2.4%

*Percentages based on total investments.
--------------------------------------------------------------------------------

-------------------------------------------------------------------
DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------
COMMON STOCK [97.6%]
   AEROSPACE & DEFENSE [0.8%]
   Honeywell International                   7,000       $      260
   Raytheon                                  3,700              143
   ----------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                    403
   ================================================================

   AIR FREIGHT & LOGISTICS [0.8%]
   FedEx                                     2,200              207
   Ryder System                              4,800              200
   ----------------------------------------------------------------

   TOTAL AIR FREIGHT & LOGISTICS                                407
   ================================================================

   APPAREL/TEXTILES [0.6%]
   Jones Apparel Group                       8,500              285
   ================================================================

   AUTOMOTIVE [1.3%]
   Ford Motor                               31,000              351
   Johnson Controls                          5,000              279
   ----------------------------------------------------------------

   TOTAL AUTOMOTIVE                                             630
   ================================================================

   BANKS [11.5%]
   Bank of America                          40,674            1,794
   BB&T                                     11,000              430
   Fifth Third Bancorp                       9,700              417
   Keycorp                                  10,400              337
   National City                            12,600              422
   PNC Financial Services Group              6,800              350
   Wachovia                                 18,000              916
   Wells Fargo                              18,730            1,120
   ----------------------------------------------------------------

   TOTAL BANKS                                                5,786
   ================================================================

-------------------------------------------------------------------
DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

   BIOTECHNOLOGY [0.5%]
   Applera - Applied Biosystems
     Group                                  12,800       $      253
   ================================================================

   CAPITAL MARKETS [7.6%]
   Bank of New York                         18,200              529
   Goldman Sachs Group                       6,600              726
   Lehman Brothers Holdings                  5,700              537
   Mellon Financial                         11,800              337
   Merrill Lynch                            13,400              758
   Morgan Stanley                           11,800              676
   State Street                              5,300              232
   ----------------------------------------------------------------

   TOTAL CAPITAL MARKETS                                      3,795
   ================================================================

   CHEMICALS [0.9%]
   Air Products & Chemicals                  5,500              348
   PPG Industries                            1,700              122
   ----------------------------------------------------------------

   TOTAL CHEMICALS                                              470
   ================================================================

   COMMERCIAL SERVICES & SUPPLIES [0.2%]
   Cendant                                   5,800              119
   ================================================================

   COMMUNICATIONS EQUIPMENT [0.7%]
   Motorola                                 10,000              150
   Scientific-Atlanta                        7,300              206
   ----------------------------------------------------------------

   TOTAL COMMUNICATIONS EQUIPMENT                               356
   ================================================================

   COMPUTERS & PERIPHERALS [2.4%]
   EMC-Mass*                                32,900              405
   Hewlett-Packard                          36,800              807
   ----------------------------------------------------------------

   TOTAL COMPUTERS & PERIPHERALS                              1,212
   ================================================================

   CONSTRUCTION MATERIALS [0.4%]
   Vulcan Materials                          3,500              199
   ================================================================

   CONSUMER FINANCES [1.4%]
   Capital One Financial                     3,000              224
   MBNA                                     19,210              471
   ----------------------------------------------------------------

   TOTAL CONSUMER FINANCES                                      695
   ================================================================

   DIVERSIFIED FINANCIAL SERVICES [4.2%]
   CIT Group                                 7,400              281
   Citigroup                                29,086            1,307
   JPMorgan Chase                           14,255              493
   ----------------------------------------------------------------

   TOTAL DIVERSIFIED FINANCIAL SERVICES                       2,081
   ================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 6

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

   ELECTRICAL SERVICES [3.8%]
   Entergy                                   2,100       $      148
   Exelon                                   12,700              583
   FirstEnergy                               9,700              407
   FPL Group                                 3,200              128
   PG&E*                                     6,200              211
   PPL                                       3,400              184
   TXU                                       3,200              255
   ----------------------------------------------------------------

   TOTAL ELECTRICAL SERVICES                                  1,916
   ================================================================

   ELECTRONIC EQUIPMENT & INSTRUMENTS [1.0%]
   Jabil Circuit*                            9,100              260
   Solectron*                               22,000               76
   Tektronix                                 5,900              145
   ----------------------------------------------------------------

   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                     481
   ================================================================

   FOOD & BEVERAGE [1.3%]
   Archer-Daniels-Midland                   16,900              415
   Coca-Cola Enterprises                    12,100              248
   ----------------------------------------------------------------

   TOTAL FOOD & BEVERAGE                                        663
   ================================================================

   FOOD & STAPLES RETAILING [1.4%]
   Costco Wholesale                          3,700              163
   CVS                                       5,200              274
   Supervalu                                 8,000              267
   ----------------------------------------------------------------

   FOOD & STAPLES RETAILING                                     704
   ================================================================

   HEALTHCARE PROVIDERS & SERVICES [4.6%]
   Aetna                                     7,200              540
   AmerisourceBergen                         2,900              166
   Cigna                                     4,500              402
   HCA                                      10,300              552
   McKesson                                  8,000              302
   WellPoint*                                2,600              326
   ----------------------------------------------------------------

   TOTAL HEALTHCARE PROVIDERS & SERVICES                      2,288
   ================================================================

   HOTELS, RESTAURANTS & LEISURE [1.3%]
   Carnival                                  2,600              135
   Marriott International                    4,200              281
   Starwood Hotels & Resorts
     Worldwide                               3,700              222
   ----------------------------------------------------------------

   TOTAL HOTELS, RESTAURANTS & LEISURE                          638
   ================================================================

DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

   HOUSEHOLD DURABLES [1.5%]
   Centex                                    4,800       $      275
   Fortune Brands                            2,600              210
   KB Home                                   2,300              270
   ----------------------------------------------------------------

   TOTAL HOUSEHOLD DURABLES                                     755
   ================================================================

   INDUSTRIAL CONGLOMERATES [2.0%]
   Textron                                   3,000              224
   Tyco International                       22,300              754
   ----------------------------------------------------------------

   TOTAL INDUSTRIAL CONGLOMERATES                               978
   ================================================================

   INSURANCE [6.6%]
   ACE, ADR                                  4,600              190
   Aflac                                     4,400              164
   Allstate                                 10,500              568
   American International Group             18,200            1,008
   Chubb                                     4,900              388
   Lincoln National                          3,200              144
   Progressive                               3,300              303
   Prudential Financial                      9,700              557
   ----------------------------------------------------------------

   TOTAL INSURANCE                                            3,322
   ================================================================

   IT SERVICES [0.9%]
   Affiliated Computer Services,
     Cl A*                                   4,500              240
   Computer Sciences*                        5,000              229
   ----------------------------------------------------------------

   TOTAL IT SERVICES                                            469
   ================================================================

   LEISURE EQUIPMENT & PRODUCTS [0.6%]
   Brunswick                                 6,500              304
   ================================================================

   MACHINERY [1.3%]
   Cummins                                   3,700              260
   Danaher                                   7,000              374
   ----------------------------------------------------------------

   TOTAL MACHINERY                                              634
   ================================================================

   MEDIA [4.2%]
   Clear Channel Communications             14,800              510
   Walt Disney                              16,800              483
   Gannett                                   3,400              269
   Time Warner*                             24,000              421
   Tribune                                  10,300              411
   ----------------------------------------------------------------

   TOTAL MEDIA                                                2,094
   ================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 7

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

   METALS & MINING [0.8%]
   Alcoa                                    12,300       $      374
   ================================================================

   MULTI-UTILITIES [1.7%]
   Constellation Energy Group                3,900              202
   Dominion Resources                        4,400              327
   Sempra Energy                             8,600              343
   ----------------------------------------------------------------

   TOTAL MULTI-UTILITIES                                        872
   ================================================================

   OIL & GAS [8.1%]
   Apache                                    6,006              368
   Burlington Resources                      6,000              300
   ChevronTexaco                            19,940            1,163
   ConocoPhillips                            8,340              899
   Devon Energy                              6,300              301
   Exxon Mobil                               4,800              286
   Marathon Oil                              5,600              263
   Occidental Petroleum                      7,000              498
   ----------------------------------------------------------------

   TOTAL OIL & GAS                                            4,078
   ================================================================

   PAPER & FOREST PRODUCTS [1.3%]
   MeadWestvaco                              9,500              302
   Weyerhaeuser                              5,400              370
   ----------------------------------------------------------------

   TOTAL PAPER & FOREST PRODUCTS                                672
   ================================================================

   PHARMACEUTICALS [2.9%]
   Pfizer                                   56,000            1,471
   ================================================================

   ROAD & RAIL [2.6%]
   Burlington Northern Santa Fe              8,900              480
   Norfolk Southern                         11,400              423
   Union Pacific                             5,900              411
   ----------------------------------------------------------------

   TOTAL ROAD & RAIL                                          1,314
   ================================================================

   RETAIL [3.6%]
   Federated Department Stores               5,875              374
   JC Penney                                 8,000              415
   Limitedbrands                            15,200              369
   Lowe's                                    3,800              217
   Staples                                   7,500              236
   Target                                    3,800              190
   ----------------------------------------------------------------

   TOTAL RETAIL                                               1,801
   ================================================================

DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

   SEMI-CONDUCTORS/INSTRUMENTS [2.2%]
   Applied Materials*                        9,700       $      158
   Intel                                    11,150              259
   Micron Technology*                       22,400              231
   Texas Instruments                        18,500              471
   ----------------------------------------------------------------

   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                          1,119
   ================================================================

   TELEPHONES & TELECOMMUNICATIONS [5.4%]
   Alltel                                    4,200              230
   CenturyTel                                7,300              240
   SBC Communications                       21,800              516
   Sprint-FON Group                         24,300              553
   Verizon Communications                   32,409            1,151
   ----------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                      2,690
   ================================================================

   THRIFTS & MORTGAGE FINANCE [5.2%]
   Countrywide Financial                    16,698              542
   Fannie Mae                                9,800              534
   Freddie Mac                               9,330              590
   Golden West Financial                     6,600              399
   Washington Mutual                        13,000              514
   ----------------------------------------------------------------

   TOTAL THRIFTS & MORTGAGE FINANCE                           2,579
   ================================================================

        TOTAL COMMON STOCK
        (Cost $39,329)                                       48,907
        ===========================================================

CASH EQUIVALENTS [2.4%]
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I                                1,209,243            1,209
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl I            13,015               13
   ----------------------------------------------------------------

        TOTAL CASH EQUIVALENTS
        (Cost $1,222)                                         1,222
        ===========================================================

        TOTAL INVESTMENTS [100.0%]
        (Cost $40,551)                                       50,129
        ===========================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 8

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONCLUDED)

DESCRIPTION                                              VALUE (000)
-------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES:
   Payable for Capital Shares Redeemed                   $      (74)
   Income Distributions Payable                                 (82)
   Investment Advisory Fees Payable                             (27)
   Shareholder Servicing and Distribution
        Fees Payable                                            (13)
   Administration Fees Payable                                   (2)
   Other Assets and Liabilities, Net                            180
   ----------------------------------------------------------------

        OTHER ASSETS AND LIABILITIES [0.0%]                     (18)
        ===========================================================

   NET ASSETS [100.0%]                                   $   50,111
   ================================================================

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
        $0.01 par value)                                 $   37,786
   Accumulated net realized gain on investments               2,747
   Net unrealized appreciation on investments                 9,578
   ----------------------------------------------------------------

   NET ASSETS$                                           $   50,111
   ================================================================

   Net Asset Value, Offering and Redemption
        Price Per Share -- Institutional Class
        ($41,075,233 / 4,529,043 shares)                 $     9.07
   ================================================================

   Net Asset Value, Offering and Redemption
        Price Per Share -- Class A
        ($9,036,008 / 997,300 shares)                    $     9.06
   ================================================================


*     NON-INCOME PRODUCING SECURITY

ADR -- AMERICAN DEPOSITORY RECEIPT

CL -- CLASS

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 9

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

Information Technology                                                     22.5%

Consumer Staples                                                           18.3%

Healthcare                                                                 16.9%

Industrials                                                                15.2%

Consumer Discretionary                                                      9.4%

Energy                                                                      8.3%

Materials                                                                   2.9%

Short-Term Investments                                                      2.6%

Financials                                                                  2.1%

Global Stock                                                                0.9%

Utilities                                                                   0.6%

Telecommunications                                                          0.3%

*Percentages based on total investments.
--------------------------------------------------------------------------------

DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

COMMON STOCK [97.0%]
   AIR FREIGHT & LOGISTICS [1.7%]
   United Parcel Service, Cl B               8,700       $      633
   ================================================================

   AEROSPACE & DEFENSE [2.6%]
   L-3 Communications Holdings               2,500              178
   Lockheed Martin                           4,800              293
   United Technologies                       4,800              488
   ----------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                    959
   ================================================================

   AUTOMOTIVE [0.8%]
   Harley-Davidson                           5,200              300
   ================================================================

   BIOTECHNOLOGY [0.9%]
   Amgen*                                    5,500              320
   ================================================================

   CAPITAL MARKETS [0.5%]
   Federated Investors                       6,300              178
   ================================================================

   CHEMICALS [2.3%]
   Dow Chemical                              5,000              249
   Ecolab                                    4,400              146
   Hercules*                                 6,700               97
   International Flavors &
     Fragrances                              4,300              170
   Praxair                                   4,100              196
   ----------------------------------------------------------------

   TOTAL CHEMICALS                                              858
   ================================================================

   COMMERCIAL SERVICES & SUPPLIES [4.0%]
   Apollo Group, Cl A*                       4,400              326
   Avery Dennison                            3,700              229
   Cendant                                   8,300              170
   Deluxe                                    3,800              151

DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

   Equifax                                   7,000       $      215
   H&R Block                                 5,400              273
   Robert Half International                 4,000              108
   ----------------------------------------------------------------

   TOTAL COMMERCIAL SERVICES & SUPPLIES                       1,472
   ================================================================

   COMMUNICATIONS EQUIPMENT [2.4%]
   Cisco Systems*                           29,250              523
   Qualcomm                                  9,900              363
   ----------------------------------------------------------------

   TOTAL COMMUNICATIONS EQUIPMENT                               886
   ================================================================

   COMPUTERS & PERIPHERALS [5.0%]
   Dell*                                    20,065              771
   IBM                                      11,600            1,060
   ----------------------------------------------------------------

   TOTAL COMPUTERS & PERIPHERALS                              1,831
   ================================================================

   CONSUMER FINANCE [0.9%]
   SLM                                       6,400              319
   ================================================================

   CONTAINERS & PACKAGING [0.5%]
   Ball                                      4,800              199
   ================================================================

   ELECTRICAL SERVICES [0.6%]
   Exelon                                    4,900              225
   ================================================================

   ENERGY EQUIPMENT & SERVICES [1.8%]
   Halliburton                               6,300              272
   Schlumberger                              5,700              402
   ----------------------------------------------------------------

   TOTAL ENERGY EQUIPMENT & SERVICES                            674
   ================================================================

   FOOD & BEVERAGE [7.3%]
   Anheuser-Busch                            5,800              275
   Archer-Daniels-Midland                   12,800              315
   Coca-Cola                                 9,800              408
   Kellogg                                   6,200              268
   Molson Coors Brewing                      2,700              208
   Pepsi Bottling Group                      5,700              159
   PepsiCo                                   9,900              525
   Sara Lee                                 18,700              414
   Wm. Wrigley Jr.                           2,100              138
   ----------------------------------------------------------------

   TOTAL FOOD & BEVERAGE                                      2,710
   ================================================================

   FOOD & STAPLES RETAILING [5.5%]
   Sysco                                    10,300              369
   Wal-Mart Stores                          32,875            1,647
   ----------------------------------------------------------------

   TOTAL FOOD & STAPLES RETAILING                             2,016
   ================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 10

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONTINUED)

DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

   HEALTHCARE EQUIPMENT & SUPPLIES [4.6%]
   Bard (C.R.)                               3,200       $      218
   Baxter International                      3,800              129
   Boston Scientific*                       11,900              349
   St. Jude Medical*                         8,100              292
   Stryker                                   7,600              339
   Zimmer Holdings*                          4,600              358
   ----------------------------------------------------------------

   TOTAL HEALTHCARE EQUIPMENT & SUPPLIES                      1,685
   ================================================================

   HEALTHCARE PROVIDERS & SERVICES [4.2%]
   AmerisourceBergen                         3,700              212
   Community Health Systems*                 5,000              174
   Express Scripts*                          3,600              314
   IMS Health                                7,500              183
   Lincare Holdings*                         2,200               97
   UnitedHealth Group                        6,000              572
   ----------------------------------------------------------------

   TOTAL HEALTHCARE PROVIDERS & SERVICES                      1,552
   ================================================================

   HOTELS, RESTAURANTS & LEISURE [1.7%]
   Starbucks*                                7,200              372
   Yum! Brands                               5,100              264
   ----------------------------------------------------------------

   TOTAL HOTELS, RESTAURANTS & LEISURE                          636
   ================================================================

   HOUSEHOLD PRODUCTS [6.2%]
   Avon Products                             2,600              112
   Colgate-Palmolive                         2,300              120
   Fortune Brands                            3,450              278
   Gillette                                  7,900              399
   Kimberly-Clark                            2,100              138
   NBTY*                                     6,500              163
   Procter & Gamble                         20,100            1,065
   ----------------------------------------------------------------

   TOTAL HOUSEHOLD PRODUCTS                                   2,275
   ================================================================

   IT SERVICES [1.9%]
   Affiliated Computer Services,
     Cl A*                                   3,100              165
   First Data                                9,400              370
   Paychex                                   4,800              158
   ----------------------------------------------------------------

   TOTAL IT SERVICES                                            693
   ================================================================

   INDUSTRIAL CONGLOMERATES [4.3%]
   3M                                        2,600              223
   General Electric                         37,875            1,366
   ----------------------------------------------------------------

   TOTAL INDUSTRIAL CONGLOMERATES                             1,589
   ================================================================

DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

   INTERNET SOFTWARE & SERVICES [0.8%]
   Yahoo!*                                   8,800       $      298
   ================================================================

   MACHINERY [2.5%]
   Caterpillar                               4,650              425
   Danaher                                   6,100              326
   ITT Industries                            2,100              189
   ----------------------------------------------------------------

   TOTAL MACHINERY                                              940
   ================================================================

   MEDIA [0.4%]
   Dow Jones                                 4,300              161
   ================================================================

   OIL & GAS [6.5%]
   Exxon Mobil                              35,100            2,092
   XTO Energy                                9,000              296
   ----------------------------------------------------------------

   TOTAL OIL & GAS                                            2,388
   ================================================================

   PHARMACEUTICALS [7.7%]
   Abbott Laboratories                       5,595              261
   Barr Pharmaceuticals*                     3,200              156
   Eli Lilly                                 3,930              205
   Forest Laboratories*                      7,700              284
   Johnson & Johnson                        18,164            1,220
   Teva Pharmaceutical Industries
     ADR                                     5,600              174
   Wyeth                                    12,150              512
   ----------------------------------------------------------------

   TOTAL PHARMACEUTICALS                                      2,812
   ================================================================

   PREPACKAGED SOFTWARE [7.5%]
   Adobe Systems                             3,800              255
   Citrix Systems*                           8,200              195
   Electronic Arts*                          1,700               88
   Intuit*                                   5,000              219
   Mercury Interactive*                      3,300              156
   Microsoft                                42,730            1,033
   Oracle*                                  43,160              539
   Symantec*                                13,900              297
   ----------------------------------------------------------------

   TOTAL PREPACKAGED SOFTWARE                                 2,782
   ================================================================

   REAL ESTATE INVESTMENT TRUST [0.4%]
   Simon Property Group                      2,400              145
   ================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 11

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONCLUDED)

DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

   RETAIL [5.7%]
   Bed Bath & Beyond*                        6,700       $      245
   eBay*                                    12,800              477
   Home Depot                               18,300              700
   Lowe's                                    8,800              502
   Staples                                   5,200              164
   ----------------------------------------------------------------

   TOTAL RETAIL                                               2,088
   ================================================================

   SEMI-CONDUCTORS/INSTRUMENTS [4.8%]
   Broadcom, Cl A*                           7,900              236
   Intel                                    40,150              933
   Maxim Integrated Products                 5,800              237
   Nvidia*                                   7,600              180
   Texas Instruments                         7,400              189
   ----------------------------------------------------------------

   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                          1,775
   ================================================================

   TELEPHONES & TELECOMMUNICATIONS [0.7%]
   Nextel Communications*                    3,400               97
   Vodafone ADR*                             6,400              170
   ----------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                        267
   ================================================================

   THRIFTS & MORTGAGE FINANCE [0.3%]
   Countrywide Financial                     3,900              127
   ================================================================

        TOTAL COMMON STOCK
          (Cost $33,429)                                     35,793
        ===========================================================

CASH EQUIVALENTS [2.6%]
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I                                  919,067              919
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl I                                   42,218               42
   ----------------------------------------------------------------

        TOTAL CASH EQUIVALENTS
          (Cost $961)                                           961
        ===========================================================

        TOTAL INVESTMENTS [99.6%]
          (Cost $34,390)                                     36,754
        ===========================================================

DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES:
   Payable for Fund Shares Redeemed                      $      (34)
   Income Distributions Payable                                 (21)
   Investment Advisory Fees Payable                             (20)
   Shareholder Servicing and Distribution
        Fees Payable                                             (9)
   Administration Fees Payable                                   (2)
   Other Assets and Liabilities, Net                            224
   ----------------------------------------------------------------

        OTHER ASSETS AND LIABILITIES [0.4%]
        ===========================================================

   NET ASSETS [100.0%]                                   $   36,892
   ================================================================

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
        $0.01 par value)                                 $   39,524
   Accumulated net realized loss on investments              (4,996)
   Net unrealized appreciation on investments                 2,364
   ----------------------------------------------------------------

   NET ASSETS                                            $   36,892
   ================================================================

   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class
     ($29,970,876 / 4,217,514 shares)                    $     7.11
   ================================================================

   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A
     ($6,921,368 / 983,489 shares)                       $     7.04
   ================================================================

*     NON-INCOME PRODUCING SECURITY

ADR -- AMERICAN DEPOSITORY RECEIPT

CL -- CLASS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 12

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

Consumer Discretionary                                                     29.6%

Industrials                                                                20.4%

Financials                                                                 12.9%

Information Technology                                                     10.6%

Consumer Staples                                                            7.1%

Short-Term Investments                                                      5.5%

Corporate Bonds                                                             4.1%

Materials                                                                   3.4%

Healthcare                                                                  2.5%

Utilities                                                                   2.2%

Preferred Stock                                                             1.7%

*Percentages based on total investments.
--------------------------------------------------------------------------------

DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

COMMON STOCK [84.0%]
   BROADCASTING, NEWSPAPERS & ADVERTISING [15.4%]
   Advo                                     38,000       $    1,423
   Cox Radio*                               90,850            1,527
   Cumulus Media*                          108,050            1,540
   Emmis Communications*                    77,400            1,488
   Fisher Communications*                   30,000            1,551
   Lodgenet Entertainment*                  25,100              473
   SBS Broadcasting*                        75,000            3,349
   ----------------------------------------------------------------

   TOTAL BROADCASTING, NEWSPAPERS
     & ADVERTISING                                           11,351
   ================================================================

   BUSINESS SERVICES [12.9%]
   Adesa*                                   68,400            1,598
   Arbitron*                                34,000            1,459
   Deluxe                                   36,650            1,461
   Gartner, Cl B*                          136,100            1,272
   Hilb Rogal & Hobbs                       15,000              537
   NDCHealth                               109,000            1,742
   Watson Wyatt                             51,300            1,395
   ----------------------------------------------------------------

   TOTAL BUSINESS SERVICES                                    9,464
   ================================================================

   CHEMICALS [1.9%]
   Compass Minerals International           54,900            1,397
   ================================================================

   CONSUMER PRODUCTS & SERVICES [5.0%]
   Central Garden & Pet*                    32,250            1,415
   Coinstar*                                44,660              947
   RH Donnelley*                            23,400            1,359
   ----------------------------------------------------------------

   TOTAL CONSUMER PRODUCTS & SERVICES                         3,721
   ================================================================

DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

   DATA PROCESSING [1.8%]
   Certegy                                  37,600       $    1,302
   ================================================================

   DIVERSIFIED MANUFACTURING [2.0%]
   EnPro Industries*                        53,000            1,458
   ================================================================

   ELECTRICAL PRODUCTS [6.3%]
   GrafTech International*                 326,900            1,860
   Littelfuse*                              96,700            2,770
   ----------------------------------------------------------------

   TOTAL ELECTRICAL PRODUCTS                                  4,630
   ================================================================

   FOOD, BEVERAGE & TOBACCO [2.1%]
   Ralcorp Holdings                         32,800            1,553
   ================================================================

   INSURANCE [11.5%]
   Alleghany*                               10,180            2,820
   Conseco*                                140,000            2,859
   Fairfax Financial Holdings                9,300            1,390
   White Mountains Insurance
     Group                                   2,300            1,399
   ----------------------------------------------------------------

   TOTAL INSURANCE                                            8,468
   ================================================================

   MACHINERY [3.3%]
   Ametek                                    9,800              395
   Franklin Electric                        19,400              732
   IDEX                                     31,800            1,283
   ----------------------------------------------------------------

   TOTAL MACHINERY                                            2,410
   ================================================================

   PAPER & PAPER PRODUCTS [3.2%]
   Sealed Air*                              45,500            2,363
   ================================================================

   PREPACKAGING SOFTWARE [2.0%]
   PLATO Learning*                         189,400            1,477
   ================================================================

   PRINTING & PUBLISHING [2.0%]
   Dow Jones                                40,300            1,506
   ================================================================

   RETAIL [6.7%]
   IHOP                                     26,480            1,263
   Triarc, Cl B                            169,800            2,348
   Whitehall Jewellers*                    184,600            1,311
   ----------------------------------------------------------------

   TOTAL RETAIL                                               4,922
   ================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 13

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND (CONCLUDED)

DESCRIPTION                SHARES/FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   TRANSPORTATION SERVICES [3.1%]
   Sea Containers, Cl A                    125,200       $    2,286
   ================================================================

   TRAVEL & LEISURE [2.7%]
   Intrawest                               104,400            1,997
   ================================================================

   UTILITIES [2.1%]
   Sierra Pacific Resources*               140,700            1,513
   ================================================================

        TOTAL COMMON STOCK
        (Cost $51,746)                                       61,818
        ===========================================================

PREFERRED STOCK [1.6%]
   ENTERTAINMENT [1.6%]
   Six Flags                                57,200            1,158
   ----------------------------------------------------------------

        TOTAL PREFERRED STOCK
          (Cost $1,138)                                       1,158
        ===========================================================

CORPORATE BONDS [3.9%]
   BUSINESS SERVICES [1.1%]
   Danka Business
     Callable 04/01/05 @ 105
     10.000%, 04/01/08                    $  1,000              842
   ================================================================

   FINANCIAL SERVICES [1.4%]
   Labranche (A)
     Callable 05/15/07 @ 104.75
     9.500%, 05/15/09                        1,000            1,005
   ================================================================

   MEDICAL PRODUCTS & SERVICES [1.4%]
   NDCHealth
     10.500%, 12/01/12                       1,000            1,028
   ================================================================

        TOTAL CORPORATE BONDS
          (Cost $3,016)                                       2,875
        ===========================================================


DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

REPURCHASE AGREEMENT (C) [5.2%]
   Morgan Stanley,
     2.000%, dated 03/31/05,
     repurchased on 04/01/05,
     repurchase price $3,801,932
     (collateralized by U.S. Treasury
     Bills, par value $5,199,631,
     4.250% (B), 01/15/10; with
     total market value $3,877,701)       $  3,802       $    3,802
   ----------------------------------------------------------------

        TOTAL REPURCHASE AGREEMENT
          (Cost $3,802)                                       3,802
        ===========================================================

        TOTAL INVESTMENTS [94.7%]
          (Cost $59,702)                                 $   69,653
        ===========================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $73,535,114.

*     NON-INCOME PRODUCING SECURITY

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2005, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $1,005,000, REPRESENTING 1.4% OF THE NET ASSETS OF THE FUND.

(B)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C)   TRI-PARTY REPURCHASE AGREEMENT

CL -- CLASS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 14

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

Software Publishers                                                        22.2%

Computer & Peripheral Equipment Manufacturing                              21.3%

Semiconductor & Other Electronic Component Manufacturing                   18.1%

Communications Equipment Manufacturing                                     13.1%

Computer Systems Design & Related Services                                  7.4%

Information Services                                                        4.0%

Navigational/Measuring/Medical/Control Instruments Manufacturing            3.9%

Data Processing Services                                                    2.9%

Short-Term Investments                                                      2.4%

Telecommunications                                                          2.3%

Electronic Shopping & Mail-Order Houses                                     1.6%

Other Electrical Equipment & Components                                     0.8%

*Percentages based on total investments.
--------------------------------------------------------------------------------

DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

COMMON STOCK [97.7%]
   COMMUNICATIONS EQUIPMENT
     MANUFACTURING [13.8%]
   Cisco Systems*                            5,305       $       95
   Harris                                    1,000               33
   Lucent Technologies*                      4,500               12
   Motorola                                  2,400               36
   Nokia, ADR*                               1,650               25
   Qualcomm                                  2,300               84
   Scientific-Atlanta                          425               12
   Sony, ADR                                   400               16
   Viasat*                                     525               10
   ----------------------------------------------------------------

   TOTAL COMMUNICATIONS EQUIPMENT
     MANUFACTURING                                              323
   ================================================================

   COMPUTER & PERIPHERAL EQUIPMENT
     MANUFACTURING [21.3%]
   Dell*                                     3,275              126
   EMC-Mass*                                 4,505               56
   Hewlett-Packard                           4,723              104
   IBM                                       1,400              128
   Network Appliance*                          900               25
   Sandisk*                                    800               22
   Symbol Technologies                       1,000               14
   Western Digital*                          1,750               22
   ----------------------------------------------------------------

   TOTAL COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING          497
   ================================================================

DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

COMPUTER SYSTEMS DESIGN &
 RELATED SERVICES [7.4%]
   Anteon International*                       400       $       16
   Autodesk                                  1,000               30
   Avid Technology*                            200               11
   Cerner*                                     200               11
   Check Point Software
     Technologies*                             450               10
   Cognizant Technology
     Solutions, Cl A*                          800               37
   Digitas*                                  1,400               14
   Intergraph*                                 525               15
   Manhattan Associates*                       500               10
   Open Solutions*                             475                9
   SYKES Enterprises*                        1,500               10
   ----------------------------------------------------------------

   TOTAL COMPUTER SYSTEMS DESIGN &
     RELATED SERVICES                                           173
   ================================================================

   DATA PROCESSING SERVICES [2.8%]
   Acxiom                                      500               10
   Affiliated Computer Services,
     Cl A*                                     425               23
   First Data                                  850               33
   ----------------------------------------------------------------

   TOTAL DATA PROCESSING SERVICES                                66
   ================================================================

ELECTRONIC SHOPPING &
   MAIL-ORDER HOUSES [1.6%]
   Agile Software*                           1,500               11
   Amazon.Com*                                 400               14
   eBay*                                       325               12
   ----------------------------------------------------------------

   TOTAL ELECTRONIC SHOPPING &
     MAIL-ORDER HOUSES                                           37
   ================================================================

INFORMATION SERVICES [4.0%]
   Avocent*                                    400               10
   Juniper Networks*                           842               19
   RSA Security*                               700               11
   WebEx Communications*                       625               13
   Yahoo!*                                   1,200               41
   ----------------------------------------------------------------

   TOTAL INFORMATION SERVICES                                    94
   ================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 15

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND (CONTINUED)

DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
 INSTRUMENTS MANUFACTURING [3.9%]
   General Dynamics                            175       $       19
   L-3 Communications Holdings                 300               21
   Microchip Technology                        750               20
   Raytheon                                    475               18
   Varian*                                     375               14
   ----------------------------------------------------------------

   TOTAL NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
     INSTRUMENTS MANUFACTURING                                   92
   ================================================================

   OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING [0.8%]
   Corning*                                  1,600               18
   ================================================================

   SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING [18.2%]
   Aeroflex*                                 1,000                9
   Analog Devices                              300               11
   Broadcom, Cl A*                             800               24
   Diodes*                                     550               15
   Intel                                     4,950              115
   Jabil Circuit*                              850               24
   Linear Technology                           375               14
   Maxim Integrated Products                   900               37
   MEMC Electronic Materials*                1,400               19
   Microsemi*                                  700               11
   Nvidia*                                     750               18
   Omnivision Technologies*                    800               12
   Sanmina-SCI*                              1,150                6
   Taiwan Semiconductor
     Manufacturing, ADR*                     1,711               15
   Texas Instruments                         2,900               74
   Xilinx                                      700               20
   ----------------------------------------------------------------

   TOTAL SEMICONDUCTOR & OTHER ELECTRONIC
     COMPONENT MANUFACTURING                                    424
   ================================================================

DESCRIPTION                                 SHARES       VALUE (000)
-------------------------------------------------------------------

   SOFTWARE PUBLISHERS [22.3%]
   Adobe Systems                               650       $       44
   Citrix Systems*                           1,125               27
   Electronic Arts*                            200               10
   Hyperion Solutions*                         375               16
   Intuit*                                     575               25
   McAfee*                                     975               22
   Mercury Interactive*                        550               26
   Microsoft                                 8,050              195
   Oracle*                                   5,815               73
   Packeteer*                                1,050               16
   SAP, ADR*                                   340               14
   Symantec*                                 1,900               40
   Take-Two Interactive Software*              325               13
   ----------------------------------------------------------------

   TOTAL SOFTWARE PUBLISHERS                                    521
   ================================================================

   TELECOMMUNICATIONS [1.6%]
   Adtran                                      600               11
   J2 Global Communications*                   450               15
   Tekelec*                                    750               12
   ----------------------------------------------------------------

   TOTAL TELECOMMUNICATIONS                                      38
   ================================================================

        TOTAL COMMON STOCK
          (Cost $2,364)                                       2,283
        ===========================================================

CASH EQUIVALENTS [2.4%]
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I                                   45,910               46
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl I                                   10,000               10
   ----------------------------------------------------------------

        TOTAL CASH EQUIVALENTS
          (Cost $56)                                             56
        ===========================================================

        TOTAL INVESTMENTS [100.1%]
          (Cost $2,420)                                       2,339
        ===========================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 16

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND (CONCLUDED)

DESCRIPTION                                              VALUE (000)
-------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES:
   Investment Advisory Fees Payable                      $       (2)
   Shareholder Servicing and Distribution
        Fees Payable                                             (1)
   ----------------------------------------------------------------
        OTHER ASSETS AND LIABILITIES [-0.1%]                     (3)
        ===========================================================

   NET ASSETS [100.0%]                                   $    2,336
   ================================================================

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
        $0.01 par value)                                 $    4,057
   Undistributed net investment income                           14
   Accumulated net realized loss on
   investments                                               (1,654)
   Net unrealized depreciation on
   investments                                                  (81)
   ----------------------------------------------------------------

   NET ASSETS                                            $    2,336
   ================================================================

   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class
     ($1,026,133 / 279,332 shares)                       $     3.67
   ================================================================

   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A
     ($1,310,171 / 361,209 shares)                       $     3.63
   ================================================================

*     NON-INCOME PRODUCING SECURITY

ADR -- AMERICAN DEPOSITORY RECEIPT

CL -- CLASS

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 17

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

CORPORATE BOND FUND

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

Financials                                                                 49.9%

Industrials                                                                32.3%

Asset-Backed                                                                4.5%

Utilities                                                                   3.6%

Mortgage Related                                                            3.6%

U.S. Treasury Obligations                                                   2.8%

Short-Term Investment                                                       1.8%

Government Bonds                                                            0.9%

Transportation                                                              0.6%

*Percentages based on total investments.
--------------------------------------------------------------------------------

DESCRIPTION                          FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------
CORPORATE BONDS [85.9%]
   AIR TRANSPORTATION [0.6%]
   Federal Express, Ser A2
     7.890%, 09/23/08                     $    310       $      323
   ================================================================

   AUTOMOTIVE [4.4%]
   DaimlerChrysler N.A. Holdings
     4.750%, 01/15/08                          435              433
   Ford Motor Credit
     7.250%, 10/25/11                          400              395
   General Motors Acceptance
     7.750%, 01/19/10                          500              480
   Toyota Motor Credit
     4.250%, 03/15/10                        1,000              986
   ----------------------------------------------------------------

   TOTAL AUTOMOTIVE                                           2,294
   ================================================================

   BANKS [12.2%]
   Bank of America
     7.500%, 09/15/06                          500              525
     7.125%, 09/15/06                          500              522
   Bankers Trust
     7.250%, 10/15/11                          500              559
   Crestar Finance
     6.500%, 01/15/08                        1,035            1,088
   Deutsche Bank
     7.500%, 04/25/09                          500              551
   Union Planters Bank
     5.125%, 06/15/07                        1,215            1,235
   US Bancorp
     6.875%, 09/15/07                          350              370
   Wachovia
     7.125%, 10/15/06                          100              105
     6.875%, 09/15/05                          500              507
   Washington Mutual
     4.625%, 04/01/14                          460              435
   Wells Fargo
     7.250%, 08/24/05                          250              253

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Wells Fargo, Ser F, MTN
     6.500%, 06/01/05                    $     125       $      126
   ----------------------------------------------------------------

   TOTAL BANKS                                                6,276
   ================================================================

   BEAUTY PRODUCTS [1.7%]
   Avon Products
     7.150%, 11/15/09                          800              884
   ================================================================

   BROADCASTING, NEWSPAPERS & ADVERTISING [0.8%]
   Clear Channel Communications
     4.900%, 05/15/15                          450              406
   ================================================================

   CABLE/MEDIA [5.6%]
   AOL Time Warner
     6.750%, 04/15/11                          395              427
   Comcast Cable Communications
     Holdings
     8.375%, 03/15/13                          400              475
   News America Holdings
     9.250%, 02/01/13                          450              562
   Viacom
     7.750%, 06/01/05                        1,000            1,006
   Walt Disney
     5.500%, 12/29/06                          410              418
   ----------------------------------------------------------------

   TOTAL CABLE/MEDIA                                          2,888
   ================================================================

   CHEMICALS [0.4%]
   Praxair
     6.625%, 10/15/07                          200              209
   ================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [1.7%]
   IBM
     4.375%, 06/01/09                          900              895
   ================================================================

   ELECTRICAL PRODUCTS [0.2%]
   Emerson Electric
     6.300%, 11/01/05                          100              101
   ================================================================

   ELECTRICAL SERVICES [3.6%]
   American Electric Power
     5.250%, 06/01/15                          435              431
   Iowa Electric Light & Power
     6.000%, 10/01/08                          200              209
   Wisconsin Power & Light, Ser Y
     7.600%, 07/01/05                          100              101
   WPS Resources
     7.000%, 11/01/09                        1,000            1,092
   ----------------------------------------------------------------

   TOTAL ELECTRICAL SERVICES                                  1,833
   ================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 18

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   FINANCIAL SERVICES [14.4%]
   Citigroup
     7.250%, 10/01/10                     $  1,000       $    1,114
   Countrywide Home Loans
     5.625%, 07/15/09                          155              159
     2.875%, 02/15/07                          900              877
   Countrywide Home Loans,
     Ser L, MTN
     4.000%, 03/22/11                          875              828
   General Electric Capital
     6.000%, 06/15/12                        1,500            1,598
   General Electric Capital,
     Ser A, MTN
     6.875%, 11/15/10                          250              274
   International Lease Finance
     5.750%, 02/15/07                        1,000            1,026
   MBNA
     4.625%, 09/15/08                          410              408
   National Rural Utilities,
     Ser C, MTN
     7.250%, 03/01/12                        1,000            1,130
   ----------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                   7,414
   ================================================================

   FOOD & BEVERAGE [2.7%]
   General Mills
     2.625%, 10/24/06                          410              401
   Pepsico
     3.200%, 05/15/07                        1,000              982
   ----------------------------------------------------------------

   TOTAL FOOD & BEVERAGE                                      1,383
   ================================================================

   FOREIGN GOVERNMENTS [0.9%]
   United Mexican States
     5.875%, 01/15/14                          450              447
   ================================================================

   INSURANCE [6.4%]
   Aflac
     6.500%, 04/15/09                        1,000            1,066
   Allstate
     7.200%, 12/01/09                        1,015            1,122
   AXA Financial
     7.750%, 08/01/10                        1,000            1,131
   ----------------------------------------------------------------

   TOTAL INSURANCE                                            3,319
   ================================================================

   INVESTMENT BANKER/BROKER DEALER [9.7%]
   Goldman Sachs Group
     5.150%, 01/15/14                        1,000              985
   Jefferies Group
     5.500%, 03/15/16                          665              651

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   JPMorgan Chase
     7.125%, 06/15/09                     $    675       $      735
   Legg Mason
     6.500%, 02/15/06                          950              967
   Lehman Brothers Holdings
     8.250%, 06/15/07                        1,100            1,191
   Merrill Lynch
     4.000%, 11/15/07                          500              497
   ----------------------------------------------------------------

   TOTAL INVESTMENT BANKER/BROKER DEALER                      5,026
   ================================================================


   MACHINERY [1.9%]
   Caterpillar
     9.000%, 04/15/06                          620              650
   Caterpillar Finance, Ser F, MTN
     4.690%, 04/25/05                          310              310
   ----------------------------------------------------------------

   TOTAL MACHINERY                                              960
   ================================================================


   PETROLEUM & FUEL PRODUCTS [4.0%]
   ChevronTexaco
     8.625%, 06/30/10                          200              237
   ConocoPhillips
     6.375%, 03/30/09                          305              326
   Duke Capital
     5.500%, 03/01/14                          625              623
   Union Oil of California,
     Ser C, MTN
     7.900%, 04/18/08                          800              867
   ----------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                            2,053
   ================================================================


   REAL ESTATE INVESTMENT TRUST [4.1%]
   Equity Residential Properties
     7.250%, 06/15/05                        1,000            1,007
   Kimco Realty, MTN
     6.960%, 07/16/07                        1,000            1,060
   Kimco Realty, Ser B, MTN
     7.860%, 11/01/07                           67               73
   ----------------------------------------------------------------

   TOTAL REAL ESTATE INVESTMENT TRUST                         2,140
   ================================================================

   RETAIL [4.4%]
   Kohl's
     6.300%, 03/01/11                        1,000            1,075
   Kroger
     5.500%, 02/01/13                          450              456
   McDonald's, Ser E, MTN
     4.240%, 12/13/06                          750              745
   ----------------------------------------------------------------

   TOTAL RETAIL                                               2,276
   ================================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 19

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONCLUDED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   TELEPHONES & TELECOMMUNICATIONS [5.4%]
   AT&T Wireless Services
     8.125%, 05/01/12                     $    400       $      467
   Deutsche Telekom International
     Finance
     5.250%, 07/22/13                          435              436
   GTE Florida, Ser D
     6.250%, 11/15/05                          200              203
   Southwestern Bell
     6.625%, 07/15/07                          750              786
   Sprint Capital
     8.375%, 03/15/12                          350              409
   Verizon Communications
     6.360%, 04/15/06                          500              511
   ----------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                      2,812
   ================================================================

   WASTE DISPOSAL [0.8%]
   Waste Management
     6.875%, 05/15/09                          375              404
   ================================================================

        TOTAL CORPORATE BONDS
          (Cost $44,346)                                     44,343
        ===========================================================

ASSET-BACKED [4.5%]
   Capital Auto Receivables Asset
     Trust, Ser 2003-2, Cl A4A
     1.960%, 01/15/09                          975              943
   Capital Auto Receivables Asset
     Trust, Ser 2004-1, Cl A4
     2.640%, 11/17/08                          750              727
   Countrywide Asset-Backed
     Certificates, Ser 2004-BC3,
     Cl 2A
     3.030%, 08/25/34                          628              630
   ----------------------------------------------------------------

        TOTAL ASSET-BACKED
          (Cost $2,353)                                       2,300
        ===========================================================

MORTGAGE RELATED [3.5%]
   Residential Asset Mortgage
     Products, Ser 2003-RS5, Cl AI4
     3.700%, 09/25/31                          770              759
   Residential Asset Mortgage
     Products, Ser 2003-RS6, Cl AI3
     3.080%, 12/25/28                        1,025            1,014
   Washington Mutual,
     Ser 2003-AR10, Cl A3A
     3.530%, 10/25/33                           52               52
   ----------------------------------------------------------------

        TOTAL MORTGAGE RELATED
          (Cost $1,837)                                       1,825
        ===========================================================

DESCRIPTION               FACE AMOUNT (000)/SHARES       VALUE (000)
-------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS [2.7%]
   U.S. Treasury Notes
     4.250%, 11/15/13                     $    445       $      438
     4.250%, 08/15/14                        1,000              981
   ----------------------------------------------------------------

        TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $1,470)                                       1,419
        ===========================================================

CASH EQUIVALENT [1.8%]
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I                                  910,683              911
   ----------------------------------------------------------------

        TOTAL CASH EQUIVALENT
          (Cost $911)                                           911
        ===========================================================

        TOTAL INVESTMENTS [98.4%]
          (Cost $50,917)                                     50,798
        ===========================================================

OTHER ASSETS AND LIABILITIES:
   Payable for Fund Shares Redeemed                             (82)
   Income Distributions Payable                                (134)
   Investment Advisory Fees Payable                             (18)
   Shareholder Servicing and Distribution
        Fees Payable                                            (11)
   Administration Fees Payable                                   (3)
   Other Assets and Liabilities, Net                          1,047
   ----------------------------------------------------------------

        OTHER ASSETS AND LIABILITIES [1.6%]                     799
        ===========================================================

   NET ASSETS [100.0%]                                   $   51,597
   ================================================================

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
        $0.01 par value)                                 $   51,724
   Accumulated net realized loss on investments                  (8)
   Net unrealized depreciation on investments                  (119)
   ----------------------------------------------------------------

   NET ASSETS                                            $   51,597
   ================================================================

   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class
     ($50,166,137 / 4,875,963 shares)                    $    10.29
   ================================================================

   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A
     ($1,431,257 / 139,036 shares)                       $    10.29
   ================================================================

CL -- CLASS

MTN -- MEDIUM TERM NOTE

SER -- SERIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 20

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

GOVERNMENT BOND FUND

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

U.S. Government Agency Obligations                                         56.0%

U.S. Treasury Obligations                                                  24.8%

U.S. Government Mortgage-Backed Obligations                                17.3%

Short-Term Investments                                                      1.9%

*Percentages based on total investments.
--------------------------------------------------------------------------------

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [55.1%]
   FFCB
     5.120%, 04/26/05                     $    400       $      401
   FHLB
     7.250%, 05/13/05                        1,400            1,407
     6.500%, 11/15/05                          100              102
     4.875%, 08/15/05                          500              503
     2.250%, 12/15/05                        1,950            1,933
     2.000%, 12/02/05                        1,000              990
   FHLMC
     6.990%, 07/26/06                          150              156
     5.250%, 01/15/06                          425              430
     4.250%, 06/15/05                        1,550            1,554
     4.250%, 05/04/09                        1,500            1,485
     3.800%, 06/28/07                          475              473
   FNMA
     6.000%, 12/15/05                           91               93
     4.250%, 05/15/09                        2,000            1,988
     4.000%, 12/15/08                        2,000            1,971
     2.500%, 06/28/06                          350              344
   ----------------------------------------------------------------

        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
          (Cost $13,958)                                     13,830
        ===========================================================

U.S. TREASURY OBLIGATIONS [24.4%]
   U.S. Treasury Notes
     5.750%, 11/15/05                        1,635            1,659
     5.500%, 02/15/08                          600              626
     4.250%, 11/15/13                        2,125            2,092
     3.875%, 01/15/09                        1,151            1,269
     2.750%, 08/15/07                          500              488
   ----------------------------------------------------------------

        TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $6,188)                                       6,134
        ===========================================================

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS [17.0%]
   FHLMC, Ser 2480, Cl PD
     6.000%, 11/15/31                        1,233            1,264
   FHLMC, Ser 2544, Cl PG
     4.500%, 08/15/16                            4                4
   FHLMC, Ser 2670, Cl QP
     4.000%, 02/15/27                        1,000              971

DESCRIPTION               FACE AMOUNT (000)/SHARES       VALUE (000)
-------------------------------------------------------------------

   FHLMC, Ser 2698, Cl BE
     4.500%, 11/15/32                     $  1,018       $    1,002
   FHLMC, Ser 2922, Cl JA
     4.500%, 02/15/20                          512              498
   FNMA, Ser 1993-225, Cl UB
     6.500%, 12/25/23                           35               36
   FNMA, Ser 2003-134, Cl ME
     4.500%, 06/25/33                          167              164
   FNMA, Ser 2003-34, Cl GJ
     4.000%, 02/25/33                          345              335
   ----------------------------------------------------------------

        TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
          (Cost $4,315)                                       4,274
        ===========================================================

CASH EQUIVALENT [1.8%]
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I                                  459,432              459
   ----------------------------------------------------------------

        TOTAL CASH EQUIVALENT
          (Cost $459)                                           459
        ===========================================================

        TOTAL INVESTMENTS [98.3%]
          (Cost $24,920)                                     24,697
        ===========================================================

OTHER ASSETS AND LIABILITIES:
   Payable for Fund Shares Redeemed                             (46)
   Income Distributions Payable                                 (42)
   Investment Advisory Fees Payable                              (7)
   Shareholder Servicing and Distribution
        Fees Payable                                             (5)
   Administration Fees Payable                                   (1)
   Other Assets and Liabilities, Net                            522
   ----------------------------------------------------------------

        OTHER ASSETS AND LIABILITIES [1.7%]                     421
        ===========================================================

   NET ASSETS [100.0%]                                   $   25,118
   ================================================================

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
        $0.01 par value)                                 $   25,369
   Accumulated net realized loss on investments                 (28)
   Net unrealized depreciation on investments                  (223)
   ----------------------------------------------------------------

   NET ASSETS                                               $25,118
   ================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 21

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

GOVERNMENT BOND FUND (CONCLUDED)

DESCRIPTION                                                   VALUE
-------------------------------------------------------------------

   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class
     ($24,750,424 / 2,375,390 shares)                    $    10.42
   ================================================================


   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A
     ($367,267 / 35,162 shares)                          $    10.45
   ================================================================

CL -- CLASS

FFCB -- FEDERAL FARM CREDIT BANK

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

SER -- SERIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 22

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

General Revenue                                                            13.7%

Power                                                                      12.0%

General Obligation                                                         11.5%

Facilities                                                                 10.8%

Water                                                                       9.0%

Development                                                                 8.6%

Higher Education                                                            8.5%

Utilities                                                                   8.2%

School District                                                             7.3%

Transportation                                                              5.1%

Education                                                                   2.3%

Short-Term Investments                                                      2.3%

Medical                                                                     0.7%

*Percentages based on total investments.
--------------------------------------------------------------------------------

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

MUNICIPAL BONDS [97.8%]
   ALABAMA [1.3%]
   Jefferson County, Sewer Authority,
     Ser B-8, RB, FSA
     Callable 02/01/10 @ 100
     5.250%, 02/01/14                     $    250       $      268
   ================================================================

   CALIFORNIA [80.8%]
   Anaheim, Public Finance Authority,
     Convention Center Project,
     Ser A, RB, AMBAC
     5.500%, 08/01/12                          150              168
   Anaheim, Public Finance Authority,
     Electric System Distribution
     Facilities, RB, AMBAC
     Mandatory Put 10/01/05 @ 100
     4.625%, 10/01/27                          230              232
   Berkeley, Ser C, GO, MBIA
     Callable 09/01/05 @ 102
     5.000%, 09/01/10                           95               98
   Beverly Hills, Unified School
     District Authority, Ser B, GO
     Callable 06/01/08 @ 101
     4.700%, 06/01/13                           50               52
   Big Bear Lake, Water Authority,
     RB, MBIA
     6.000%, 04/01/11                          200              228
   Burbank, Public Financing Authority,
     Golden State Redevelopment
     Project, Ser A, RB, AMBAC
     Callable 12/01/13 @ 100
     5.250%, 12/01/18                          175              188

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------
   California State, Bay Area Toll
     Authority, San Francisco Bay Area
     Project, Ser B, RB, AMBAC (C)
     2.260%, 04/01/29                     $    100       $      100
   California State, Coast Community
     College District, Election 2002
     Project, Ser A, RB, MBIA
     Callable 08/01/13 @ 100
     5.000%, 08/01/16                          250              267
   California State, Department of
     Water Resource Center,
     Ser A, RB, MBIA
     5.000%, 05/01/07                          200              209
   California State, Economic
     Recovery Authority, Ser B, GO
     Mandatory Put 07/01/08 @ 100
     3.500%, 07/01/23                          600              606
   California State, Educational
     Facilities Authority, Pooled
     College and University Projects,
     Ser A, RB
     4.300%, 04/01/09                          100              103
   California State, Educational
     Facilities Authority, University of
     San Francisco, RB, MBIA
     6.000%, 10/01/08                          300              331
   California State, GO
     4.750%, 06/01/07                          100              104
   California State, GO
     Callable 09/01/09 @ 101
     5.500%, 09/01/19                          250              270
   California State, GO
     Callable 09/01/10 @ 100
     5.250%, 09/01/18                          200              213
   California State, GO
     Callable 10/01/10 @ 100
     5.250%, 10/01/18                          300              319
   California State, GO
     Callable 02/01/12 @ 100
     5.000%, 02/01/18                          175              182
   California State, Health Facilities
     Finance Authority, Presbyterian
     Hospital, RB, MBIA
     5.500%, 05/01/07                          150              158
   California State, Imperial Irrigation
     District, Public Electric Project, RB
     4.250%, 11/01/06                          250              257
   California State, Infrastructure &
     Economic Authority, Bay Area
     Toll Bridges Project,
     Ser A, RB, FSA
     Callable 07/01/13 @ 100
     5.250%, 07/01/18                          125              136

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 23

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   California State, Public Works
     Board Lease, California State
     University, Ser C, RB
     5.000%, 10/01/07                     $    100       $      105
   California State, Public Works
     Board Lease, Department of
     Corrections Project, RB
     5.250%, 01/01/13                          150              164
   California State, Public Works
     Board Lease, Department of
     Corrections Project,
     Ser B, RB, MBIA
     Callable 09/01/08 @ 101
     5.000%, 09/01/21                          100              104
   California State, Public Works
     Board Lease, Department of
     Corrections-Ten Administration,
     Ser A, RB, AMBAC
     Callable 03/01/12 @ 100
     5.250%, 03/01/18                          155              164
   California State, Public Works
     Board Lease, Trustees California
     State University, Ser A, RB
     Callable 10/01/08 @ 101
     5.250%, 10/01/11                          100              106
   California State, State Center
     Community College, Election
     2002 Project, Ser A, GO, MBIA
     Callable 08/01/14 @ 100
     5.250%, 08/01/20                          205              221
   California State, University of
     California, Limited Project,
     Ser A, RB, MBIA
     5.000%, 05/15/14                          250              269
   California State, University of
     California, Ser K, RB, MBIA
     Callable 09/01/08 @ 101
     5.000%, 09/01/17                          150              158
   California Statewide, Communities
     Development Authority,
     Ser B-2, RB, XLCA
     4.000%, 11/15/06                          400              408
   Coachella Valley, Water District
     Authority, Flood Control
     Project, COP, AMBAC
     Callable 10/01/07 @ 102
     5.000%, 10/01/11                          250              265
   Corona, Public Financing Authority,
     City Hall Project, Ser B, RB
     Callable 09/01/12 @ 100
     5.250%, 09/01/16                          350              379

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------
   Culver City, Redevelopment
     Finance Authority, TA, AMBAC
     Sink Date 11/01/09 @ 100
     5.500%, 11/01/14                     $     75       $       83
   El Dorado County, Public
     Financing Authority, RB, FGIC
     5.100%, 02/15/06                          100              102
   Evergreen School District,
     Ser C, GO, FGIC
     Callable 09/01/08 @ 101
     5.250%, 09/01/13                          200              214
   Fruitvale, School District, GO, FSA
     Callable 08/01/09 @ 102
     5.000%, 08/01/19                          200              210
   Hemet, Unified School District,
     Nutrition Center Project
     COP, FSA
     Callable 04/01/07 @ 102
     5.750%, 04/01/17                          250              268
   Irvine, Improvement Board, Act
     1915 Project, District #93-14,
     SAB (B) (C)
     2.240%, 09/02/25                          395              395
   Long Beach, Ser B, RB, FGIC
     Callable 05/15/14 @ 100
     5.000%, 05/15/16                          150              161
   Los Angeles County, Department
     of Water & Power, Power Systems
     Project, Ser A-A-1, RB
     Callable 07/01/11 @ 100
     5.000%, 07/01/19                          450              467
   Los Angeles County, Public
     Works Finance Authority,
     Ser B, RB, MBIA
     Callable 09/01/06 @ 102
     5.250%, 09/01/14                          200              211
   Los Angeles County, Sanitation
     Districts Financing Authority,
     Capital Project, Ser A, RB, FSA
     Callable 10/01/13 @ 100
     5.000%, 10/01/15                          345              371
   Los Angeles, Community
     Redevelopment Agency,
     Bunker Hill Project,
     Ser A, RB, FSA
     Callable 12/01/14 @ 100
     5.250%, 12/01/16                          195              212
   Los Angeles, Harbor Development
     Project, Ser C, RB
     Callable 11/01/06 @ 101
     5.125%, 11/01/11                          180              188

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 24

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Los Angeles, Property Tax Project,
     Ser A, GO, MBIA
     4.000%, 09/01/09                     $    250       $      260
   Los Angeles, Sanitation Equipment
     Authority, Ser A, RB, MBIA
     4.000%, 02/01/07                          100              102
   Los Angeles, Ser A, GO, MBIA
     3.000%, 09/01/05                          250              251
   Modesto, Irrigation District
     Financing Authority, Domestic
     Water Project, Ser D, RB, AMBAC
     Callable 09/01/08 @ 101
     5.000%, 09/01/12                          100              107
   M-S-R Public Power,
     Ser G, RB, MBIA
     Callable 07/01/07 @ 101
     5.250%, 07/01/11                          100              105
   Oakland, Redevelopment Agency,
     Central District Redevelopment,
     TA, AMBAC
     6.000%, 02/01/07                          300              318
   Oakland, State Building Authority,
     Elihu M Harris Project,
     Ser A, RB, AMBAC
     Callable 04/01/08 @ 101
     5.500%, 04/01/14                          100              107
   Orange County, Recovery
     Certificate Authority, Ser A,
     COP, MBIA
     6.000%, 07/01/06                          250              261
   Pasadena, Electric Improvements
     Authority, RB, FSA
     4.500%, 06/01/07                          160              166
   Pinole, Redevelopment Agency
     Project, TA, FSA
     Callable 08/01/09 @ 101
     5.250%, 08/01/14                          100              108
   Poway, Redevelopment Agency
     Project, TA, AMBAC
     Callable 12/15/11 @ 101
     5.500%, 12/15/14                          150              166
   Riverside, Water Authority, RB
     Callable 10/01/08 @ 101
     5.375%, 10/01/12                          100              108
   Sacramento County, Cogeneration
     Authority, Relief Cogeneration
     Project, RB, MBIA
     Callable 08/15/08 @ 101
     5.000%, 07/01/16                          475              502

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------
   Sacramento County, Sanitation
     District Funding Authority,
     RB, ETM
     Callable 12/01/05 @ 100
     5.000%, 12/01/07                     $    100       $      105
   Sacramento, City Financing
     Authority, RB
     5.000%, 07/01/10                          100              107
   Sacramento, City Unified
     School District, Ser A, GO, FSA
     4.250%, 07/01/09                           75               79
   Sacramento, Municipal Utility
     District, Ser R, RB, MBIA
     5.000%, 08/15/19                          425              450
   Saddleback, Community College
     District, 1996 Capital Improvement
     Financing Project, COP, MBIA
     Callable 06/01/06 @ 102
     5.500%, 06/01/15                          500              524
   San Diego County, Edgemoor &
     Regional Systems Projects,
     COP, AMBAC
     Callable 02/01/15 @ 100
     5.000%, 02/01/18                          500              532
   San Diego County, North County
     Regional Center for Expansion,
     COP, AMBAC
     Callable 11/15/06 @ 102
     5.250%, 11/15/14                          100              106
   San Diego, University School
     District, Capital Appreciation-
     Election 1998 Project,
     Ser D, GO, FGIC
     Callable 07/01/12 @ 101
     5.250%, 07/01/24                          135              149
   San Diego, University School
     District, Election 1998 Project,
     Ser E, GO, FSA
     Callable 07/01/13 @ 101
     5.250%, 07/01/16                          100              110
   San Francisco (City & County),
     Building Authority, Department
     of General Services & Leasing,
     Ser A, RB
     5.000%, 10/01/13                          400              428
   San Francisco (City & County),
     Public Utility Authority,
     Ser A, RB, MBIA
     Callable 11/01/06 @ 101.5
     5.000%, 11/01/17                          375              391

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 25

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------

   San Jose, University School
     District, Ser A, GO, FSA
     Callable 08/01/11 @ 101
     5.375%, 08/01/19                     $    150       $      163
   San Mateo County, Transit District
     Authority, Ser A, RB, MBIA
     Callable 06/01/08 @ 101
     5.000%, 06/01/14                          400              424
   Sanger, Public Financing
     Authority, Utilites Systems
     Financing Project, Ser A, RB,
     AMBAC,
     Pre-Refunded @ 102 (A)
     5.700%, 01/01/22                          325              339
   Santa Monica, Public Safety
     Facilities Project, RB,
     Callable 07/01/09 @ 101
     5.250%, 07/01/14                          100              108
   Solano County, COP, MBIA
     Callable 11/01/12 @ 100
     5.250%, 11/01/14                          100              109
   Southern California, Metropolitan
     Water District Authority,
     Ser B-3, RB (C)
     2.240%, 07/01/35                          300              300
   Southern California, Publiic
     Power Authority, Southern
     Transmission Project,
     Sub-Ser A, RB, FSA
     Callable 07/01/12 @ 100
     5.250%, 07/01/16                          200              216
   Sweetwater, Water Authority,
     RB, AMBAC
     5.250%, 04/01/10                          500              532
   Wiseburn, School District,
     Ser A, GO, FGIC
     4.200%, 08/01/07                          125              129
   ----------------------------------------------------------------

   TOTAL CALIFORNIA                                          17,308
   ================================================================

   COLORADO [3.1%]
   Fremont Custer & El Paso
     Counties, School District
     Number 02, GO, FSA
     Callable 12/01/13 @ 100
     5.250%, 12/01/18                          200              216
   Lakewood, COP, AMBAC
     Callable 12/01/10 @ 100
     5.500%, 12/01/12                          400              438
   ----------------------------------------------------------------

   TOTAL COLORADO                                               654
   ================================================================

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   FLORIDA [1.1%]
   Miami-Dade County, School
     Board, COP, FGIC
     Callable 10/01/14 @ 100
     5.250%, 10/01/18                     $    215       $      232
   ================================================================

   GEORGIA [1.0%]
   Georgia State, Metropolitan
     Atlanta Rapid Transportation
     Authority, Second Indenture
     Project, Ser A, RB, MBIA
     6.250%, 07/01/07                          200              214
   ================================================================

   MICHIGAN [1.2%]
   Michigan State, Building
     Authority, Facilities Project,
     Ser II, RB,
     Pre-Refunded @ 101 (A)
     5.000%, 10/15/07                          250              265
   ================================================================

   TEXAS [1.9%]
   Harris County, Flood Control
     District, Ser A, GO
     5.000%, 10/01/06                          300              310
   San Angelo, Water Works &
     Sewer System Authority,
     Refunding & Improvements
     Projects, RB, FSA
     Callable 04/01/11 @ 100
     5.250%, 04/01/19                          100              106
   ----------------------------------------------------------------

   TOTAL TEXAS                                                  416
   ================================================================

   NEVADA [0.9%]
   Clark County, Ser B, GO
     Pre-Refunded @ 101 (A)
     6.000%, 12/01/10                          175              200
   ================================================================

   WASHINGTON [1.2%]
   King County, School District
     Number 414, GO, MBIA
     Callable 12/01/12 @ 100
     5.750%, 12/01/14                          225              253
   ================================================================

   PUERTO RICO [5.3%]
   Puerto Rico, Electric Power
     Authority, Power Project,
     Ser CC, RB, MBIA
     Callable 07/01/07 @ 101.5
     5.250%, 07/01/09                          100              106

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 26

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONCLUDED)

DESCRIPTION               FACE AMOUNT (000)/SHARES       VALUE (000)
--------------------------------------------------------------------------------

   Puerto Rico, Electric Power
     Authority, Power Project,
     Ser DD, RB, FSA, ETM
     5.000%, 07/01/05                     $    200       $      201
   Puerto Rico, Electric Power
     Authority, Power Project,
     Ser X, RB
     Pre-Refunded @ 102 (A)
     6.000%, 07/01/05                          350              360
   Puerto Rico, Municipal Finance
     Agency, Ser A, RB, FSA
     Callable 07/01/07 @ 101.5
     5.250%, 07/01/10                          130              138
   Puerto Rico, Public Buildings
     Authority, Government
     Facilities Project, Ser J,
     RB, AMBAC
     Callable 07/01/12 @ 100
     5.000%, 07/01/36                          300              323
   ----------------------------------------------------------------

   TOTAL PUERTO RICO                                          1,128
   ================================================================

        TOTAL MUNICIPAL BONDS
          (Cost $21,021)                                     20,938
        ===========================================================

CASH EQUIVALENT [2.3%]
   SEI Tax Exempt Trust, California
     Tax Exempt Fund, Cl A                 492,563              493
   ----------------------------------------------------------------

        TOTAL CASH EQUIVALENT
          (Cost $493)                                           493
        ===========================================================

        TOTAL INVESTMENTS [100.1%]
          (Cost $21,514)                                     21,431
        ===========================================================

OTHER ASSETS AND LIABILITIES:
   Payable for Investment Securities Purchased                 (260)
   Income Distributions Payable                                 (40)
   Investment Advisory Fees Payable                              (3)
   Shareholder Servicing and Distribution
        Fees Payable                                             (5)
   Administration Fees Payable                                   (1)
   Other Assets and Liabilities, Net                            285
   ----------------------------------------------------------------

        OTHER ASSETS AND LIABILITIES [-0.1%]                    (24)
        ===========================================================

   NET ASSETS [100.0%]                                   $   21,407
   ================================================================

DESCRIPTION                                              VALUE (000)
-------------------------------------------------------------------

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
        $0.01 par value)                                 $   21,475
   Accumulated net realized gain on investments                  15
   Net unrealized depreciation on investments                   (83)
   ----------------------------------------------------------------

   NET ASSETS                                            $   21,407
   ================================================================


   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class
     ($19,427,450 / 1,904,162 shares)                    $    10.20
   ================================================================


   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A
     ($1,979,986 / 193,565 shares)                       $    10.23
   ================================================================


(A)   Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2005.

AMBAC -- American Municipal Bond Assurance Company

Cl -- Class

COP -- Certificate of Participation

ETM -- Escrowed to Maturity

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Insurance Association

RB -- Revenue Bond

SAB -- Special Assessment Bond

Ser -- Series

TA -- Tax Allocation

XLCA -- XL Capital Assurance

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 27

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

Industrials                                                                79.0%

Financials                                                                  6.4%

Utilities                                                                   5.2%

Telephone                                                                   5.0%

Gas Transmission                                                            2.2%

Transportation                                                              2.0%

Common Stock                                                                0.2%

*Percentages based on total investments.
--------------------------------------------------------------------------------

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

CORPORATE BONDS [99.6%]
   AEROSPACE & DEFENSE [1.0%]
   DRS Technologies
     6.875%, 11/01/13                     $    100       $      100
   Esterline Technologies
     7.750%, 06/15/13                          100              104
   L-3 Communications
     5.875%, 01/15/15                          100               96
   Sequa, Ser B
     8.875%, 04/01/08                          150              157
   ----------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                    457
   ================================================================


   AGRICULTURE [0.4%]
   American Rock Salt
     9.500%, 03/15/14                          150              154
   ================================================================


   AIRLINES [0.4%]
   American Airlines, Ser 2001-2
     7.800%, 04/01/08                          200              183
   ================================================================

   ALUMINUM [0.3%]
   Novelis (A)
     7.250%, 02/15/15                          150              147
   ================================================================

   APPAREL/TEXTILES [0.7%]
   Invista (A)
     9.250%, 05/01/12                          100              110
   Levi Strauss (A)
     9.750%, 01/15/15                          100               98
   Warnaco
     8.875%, 06/15/13                          100              107
   ----------------------------------------------------------------

   TOTAL APPAREL/TEXTILES                                       315
   ================================================================

   AUTO RENT & LEASE [0.7%]
   Nationsrent
     9.500%, 10/15/10                          100              107

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Rent-way
     11.875%, 06/15/10                    $    100       $      111
   United Rentals
     7.750%, 11/15/13                          100               97
   ----------------------------------------------------------------

   TOTAL AUTO RENT & LEASE                                      315
   ================================================================

   AUTOPARTS [3.3%]
   Accuride (A)
     8.500%, 02/01/15                          150              147
   Collins & Aikman Products
     12.875%, 08/15/12 (A)                     200               90
     10.750%, 12/31/11                         250              206
   Dura Operating, Ser B
     9.000%, 05/01/09                          150              118
   Group 1 Automotive (A)
     8.250%, 08/15/13                          100              101
   Keystone Automotive Operations
     9.750%, 11/01/13                          100              100
   Metaldyne (A)
     10.000%, 11/01/13                         100               91
   Pep Boys (A)
     7.500%, 12/15/14                          150              144
   Rural (A)
     9.875%, 03/15/15                          100              103
   Stanadyne
     10.000%, 08/15/14                         100              103
   TRW Automotive
     11.000%, 02/15/13                          98              110
   Tenneco Automotive (A)
     8.625%, 11/15/14                          150              146
   ----------------------------------------------------------------

   TOTAL AUTOPARTS                                            1,459
   ================================================================

   BROADCASTING, NEWSPAPERS & ADVERTISING [7.8%]
   Adelphia Communications, Ser B (C)
     10.500%, 07/15/04                         100               89
   Advanstar Communications
     10.750%, 08/15/10                         100              111
   Bear Creek (A)
     9.000%, 03/01/13                          100               99
   CCO Holdings
     8.750%, 11/15/13                          250              250
   CSC Holdings
     7.625%, 07/15/18                          100              104
   Cablevision Systems (A)
     8.000%, 04/15/12                          200              205
   Charter Communications Holdings
     10.000%, 05/15/11                         100               77
     8.625%, 04/01/09                          100               77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 28

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Coleman Cable (A)
     9.875%, 10/01/12                     $    100       $      102
   Echostar DBS (A)
     6.625%, 10/01/14                          100               97
   Entravision Communications
     8.125%, 03/15/09                          100              104
   Fisher Communications
     8.625%, 09/15/14                          150              160
   Frontier Vision Holdings (C)
     11.875%, 09/15/07                         100              135
   General Cable
     9.500%, 11/15/10                          100              110
   Gray Television
     9.250%, 12/15/11                          100              108
   Haights Cross Operating (A)
     11.750%, 08/15/11                         100              112
   Insight Commununications (B)
     10.051%, 02/15/11                         200              199
   Interep National Radio Sales,
     Ser B
     10.000%, 07/01/08                         100               79
   Kabel Deutschland (A)
     10.625%, 07/01/14                         200              221
   Mediacom Capital
     7.875%, 02/15/11                          150              145
   Nexstar Finance Holdings (B)
     11.269%, 04/01/13                         200              157
   Olympus Communications,
     Ser B (C)
     10.625%, 11/15/06                         100              133
   Paxson Communications (B)
     9.679%, 01/15/09                          100               93
   RH Donnelley (A)
     6.875%, 01/15/13                          200              198
   Salem Communication Holdings,
     Ser B
     9.000%, 07/01/11                           65               70
   Telenet Group Holding (B)
     11.500%, 06/15/14                         150              113
   Videotron Ltee
     6.875%, 01/15/14                          100              101
   ----------------------------------------------------------------

   TOTAL BROADCASTING, NEWSPAPERS &
     ADVERTISING                                              3,449
   ================================================================

   BUILDING & CONSTRUCTION [3.6%]
   Ainsworth Lumber
     7.250%, 10/01/12 (A)                      100               98
     6.750%, 03/15/14                          100               94
   Beazer Homes USA
     8.375%, 04/15/12                          100              106

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Brand Services
     12.000%, 10/15/12                    $    150       $      166
   Dayton Superior
     13.000%, 06/15/09                         100               90
   Goodman Global (A)
     7.875%, 12/15/12                          200              183
   International Utility Structures (C)
     10.750%, 02/01/08                         100               21
   Nortek
     8.500%, 09/01/14                          200              193
   Ply Gem Industries
     9.000%, 02/15/12                          100               95
   RMCC Acquisition (A)
     9.500%, 11/01/12                          150              147
   Tech Olympic USA
     7.500%, 03/15/11                          200              192
   Texas Industries
     10.250%, 06/15/11                         100              113
   William Lyon Homes
     10.750%, 04/01/13                         100              110
   ----------------------------------------------------------------

   TOTAL BUILDING & CONSTRUCTION                              1,608
   ================================================================

   BUSINESS SERVICES [0.6%]
   Corrections
     7.500%, 05/01/11                          100              101
   Geo Group
     8.250%, 07/15/13                          150              153
   ----------------------------------------------------------------

   TOTAL BUSINESS SERVICES                                      254
   ================================================================

   CHEMICALS [4.2%]
   Acetex
     10.875%, 08/01/09                         150              160
   Crompton
     9.875%, 08/01/12                          100              114
   Equistar Chemicals
     10.625%, 05/01/11                         150              168
   FMC
     10.250%, 11/01/09                         100              111
   Huntsman ICI Chemicals
     10.125%, 07/01/09                          61               63
   IMC Global
     10.875%, 08/01/13                         100              120
   IMC Global, Ser B
     11.250%, 06/01/11                         100              112
   Innophos (A)
     8.875%, 08/15/14                          100              105
   Kraton Polymers (A)
     8.125%, 01/15/14                          200              190

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 29

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Lyondell Chemical
     11.125%, 07/15/12                    $    100       $      115
     10.500%, 06/01/13                         100              115
   NALCO
     7.750%, 11/15/11                          100              104
   PolyOne
     10.625%, 05/15/10                         100              111
   Rhodia
     10.250%, 06/01/10                         100              109
   Rockwood Specialties Group
     10.625%, 05/15/11                         100              111
   Terra Capital
     11.500%, 06/01/10                          65               75
   ----------------------------------------------------------------

   TOTAL CHEMICALS                                            1,883
   ================================================================

   CIRCUIT BOARDS [0.2%]
   Viasystems
     10.500%, 01/15/11                         100               99
   ================================================================

   COAL MINING [0.6%]
   Alpha Natural Resources (A)
     10.000%, 06/01/12                         150              168
   Foundation PA Coal
     7.250%, 08/01/14                          100              101
   ----------------------------------------------------------------

   TOTAL COAL MINING                                            269
   ================================================================

   COMMERCIAL SERVICES [1.0%]
   Great Lakes Dredge & Dock
     7.750%, 12/15/13                          150              125
   Iron Mountain
     8.625%, 04/01/13                          100              101
   Salton
     12.250%, 04/15/08                         150               89
   The Brickman Group, Ser B
     11.750%, 12/15/09                         100              113
   ----------------------------------------------------------------

   TOTAL COMMERCIAL SERVICES                                    428
   ================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [0.6%]
   Unisys
     7.875%, 04/01/08                          100              100
   Xerox
     7.625%, 06/15/13                          150              157
   ----------------------------------------------------------------

   TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                     257
   ================================================================

   CONSUMER PRODUCTS & SERVICES [3.6%]
   Amscan Holdings
     8.750%, 05/01/14                          150              145

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Gregg Appliances (A)
     9.000%, 02/01/13                     $    150       $      142
   Johnsondiversey Holdings (B)
     10.259%, 05/15/13                         200              172
   Johnsondiversey, Ser B
     9.625%, 05/15/12                          150              161
   NBTY, Ser B
     8.625%, 09/15/07                          100              102
   Playtex Products
     9.375%, 06/01/11                          200              208
   Prestige Brands
     9.250%, 04/15/12                           90               95
   Sealy Mattress
     8.250%, 06/15/14                          200              209
   Southern States Cooperative (A)
     10.500%, 11/01/10                         200              208
   WMG Holdings (A) (B)
     9.500%, 12/15/14                          200              138
   ----------------------------------------------------------------

   TOTAL CONSUMER PRODUCTS & SERVICES                         1,580
   ================================================================

   CONTAINERS & PACKAGING [3.6%]
   Berry Plastics
     10.750%, 07/15/12                         100              113
   Graham Packaging (A)
     9.875%, 10/15/14                          100              100
   Intertape Polymer US
     8.500%, 08/01/14                          150              147
   Newark Group
     9.750%, 03/15/14                          200              203
   Owens-Brockway Glass (A)
     6.750%, 12/01/14                          100               98
   Owens-Illinois
     8.100%, 05/15/07                          100              103
   Plastipak Holdings
     10.750%, 09/01/11                         100              111
   Pliant
     13.000%, 06/01/10                         100               84
   Radnor Holdings
     11.000%, 03/15/10                         100               74
   Solo Cup
     8.500%, 02/15/14                          150              150
   Stone Container
     7.375%, 07/15/14                          200              198
   Tekni-Plex
     12.750%, 06/15/10                         100               84
   US Can
     10.875%, 07/15/10                         150              158
   ----------------------------------------------------------------

   TOTAL CONTAINERS & PACKAGING                               1,623
   ================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 30

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   DIVERSIFIED OPERATIONS [2.8%]
   Jacuzzi Brands
     9.625%, 07/01/10                       $  150           $  165
   Kansas City Southern
     9.500%, 10/01/08                          100              109
   National Waterworks, Ser B
     10.500%, 12/01/12                         100              111
   Poindexter J.B. (A)
     8.750%, 03/15/14                          200              199
   Reddy Ice Group
     8.875%, 08/01/11                          100              111
   Stena
     7.000%, 12/01/16                          200              185
   TD Funding
     8.375%, 07/15/11                          100              103
   Trinity Industries
     6.500%, 03/15/14                          200              193
   Werner Holdings, Ser A
     10.000%, 11/15/07                         100               71
   ----------------------------------------------------------------

      TOTAL DIVERSIFIED OPERATIONS                            1,247
   ================================================================

   ELECTRICAL PRODUCTS [6.2%]
   AES
     9.375%, 09/15/10                           19               21
     9.000%, 05/15/15 (A)                      100              110
     7.750%, 03/01/14                          100              103
   Allegheny Energy Supply
     7.800%, 03/15/11                          200              207
   Aquila
     7.625%, 11/15/09                          100              102
   CMS Energy
     7.500%, 01/15/09                          100              103
   Calpine
     9.875%, 12/01/11 (A)                      100               79
     8.500%, 07/15/10 (A)                      200              157
     8.500%, 02/15/11                          100               71
   Calpine Generating (D)
     8.340%, 04/01/10                          200              195
   Edison Mission Energy
     7.730%, 06/15/09                          200              209
   Freescale Semiconductors
     7.125%, 07/15/14                          200              209
   Motors & Gears, Ser D
     10.750%, 11/15/06                         150              138
   NRG Energy (A)
     8.000%, 12/15/13                          156              165
   PSE&G Energy Holdings
     7.750%, 04/16/07                          100              103
   Reliant Resources
     9.500%, 07/15/13                          200              218

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Sanmina-SCI
     10.375%, 01/15/10                      $  100           $  112
   Sierra Pacific Resources
     8.625%, 03/15/14                          200              213
   TNP Enterprises, Ser B
     10.250%, 04/01/10                         150              158
   Texas Genco (A)
     6.875%, 12/15/14                          100              100
   ----------------------------------------------------------------

   TOTAL ELECTRICAL PRODUCTS                                  2,773
   ================================================================

   ENTERTAINMENT [10.4%]
   AMC Entertainment
     9.875%, 02/01/12                          100              105
     9.500%, 02/01/11                           72               74
   Ameristar Casinos
     10.750%, 02/15/09                         100              109
   Argosy Gaming
     7.000%, 01/15/14                          200              216
   Aztar
     9.000%, 08/15/11                          100              108
   Bluegreen, Ser B
     10.500%, 04/01/08                         150              152
   Bombardier Recreational Products
     8.375%, 12/15/13                          150              159
   Carmike Cinemas
     7.500%, 02/15/14                          200              196
   Cinemark USA
     9.000%, 02/01/13                          100              108
   Circus & Eldorado Joint Venture/
     Silver Legacy Capital
     10.125%, 03/01/12                         150              161
   Equinox Holdings
     9.000%, 12/15/09                          100              105
   Gaylord Entertainment
     6.750%, 11/15/14                          200              190
   HMH Properties, Ser B
     7.875%, 08/01/08                           38               39
   Hard Rock Hotel
     8.875%, 06/01/13                          150              162
   Herbst Gaming (A)
     8.125%, 06/01/12                          150              156
   Inn of the Mountain Gods
     12.000%, 11/15/10                         100              118
   Isle of Capri Casinos
     7.000%, 03/01/14                          200              198
   John Q Hammons Hotels, Ser B
     8.875%, 05/15/12                          100              107
   Kerzner International
     8.875%, 08/15/11                          150              161
   Leslie's Poolmart (A)
     7.750%, 02/01/13                          100              101

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 31

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   MGM Mirage
     6.750%, 09/01/12                     $    100       $      101
   MTR Gaming Group, Ser B
     9.750%, 04/01/10                          200              218
   Majestic Star Casino
     9.500%, 10/15/10                          200              209
   Mandalay Resort Group
     6.450%, 02/01/06                           60               61
   Mandalay Resort Group, Ser B
     10.250%, 08/01/07                         100              109
   Mohegan Tribal Gaming Authority
     7.125%, 08/15/14                          150              150
   Muzak
     9.875%, 03/15/09                          100               45
   NCL (A)
     10.625%, 07/15/14                         100              103
   OED/Diamond Jo
     8.750%, 04/15/12                          200              189
   Penn National Gaming
     8.875%, 03/15/10                          100              106
     6.875%, 12/01/11                          100              100
   Six Flags
     9.750%, 04/15/13                          150              140
   Speedway Motorsports
     6.750%, 06/01/13                          100              101
   Waterford Gaming (A)
     8.625%, 09/15/12                          129              135
   Windsor Woodmount
     Black Hawk, Ser B (C)
     13.000%, 03/15/05                          18                1
   Wynn Las Vegas (A)
     6.625%, 12/01/14                          150              143
   ----------------------------------------------------------------

   TOTAL ENTERTAINMENT                                        4,636
   ================================================================

   FINANCIAL SERVICES [3.7%]
   Alamosa Delaware
     8.500%, 01/31/12                          150              155
   BCP Caylux Holding (A)
     9.625%, 06/15/14                           45               51
   Caithness Coso Fund, Ser B
     9.050%, 12/15/09                           73               79
   Chukchansi Economic
     Development Authority (A)
     14.500%, 06/15/09                         150              185
   Couche-Tard Finance
     7.500%, 12/15/13                          100              105
   Crystal US Holdings (B)
     10.500%, 10/01/14                          73               51

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   ESI Tractebel Acquisitions, Ser B
     7.990%, 12/30/11                     $     67       $       71
   JSG Funding
     9.625%, 10/01/12                          100              107
     7.750%, 04/01/15 (A)                      150              140
   Polymer Holdings (A) (B)
     12.000%, 07/15/14                         250              155
   Poster Financial Group
     8.750%, 12/01/11                          200              208
   Ship Finance
     8.500%, 12/15/13                          200              198
   Standard Aero (A)
     8.250%, 09/01/14                          150              155
   ----------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                   1,660
   ================================================================

   FOOD & BEVERAGE [5.2%]
   Chiquita Brands International
     7.500%, 11/01/14                          100               99
   Del Monte
     8.625%, 12/15/12                           50               54
     6.750%, 02/15/15 (A)                      100               97
   Dimon, Ser B
     9.625%, 10/15/11                          100              113
   Dole Foods
     8.875%, 03/15/11                          100              107
   Dominos
     8.250%, 07/01/11                           75               78
   Friendly Ice Cream
     8.375%, 06/15/12                          200              190
   General Nutrition Center
     8.500%, 12/01/10                          150              127
   Great Atlantic & Pacific Tea
     9.125%, 12/15/11                          100               98
   Land O' Lakes
     8.750%, 11/15/11                          200              200
   Le-Natures (A)
     10.000%, 06/15/13                         150              164
   Leiner Health Products
     11.000%, 06/01/12                         100              108
   Merisant (A)
     9.500%, 07/15/13                          100               86
   National Beef Packaging
     10.500%, 08/01/11                         100              102
   National Wine & Spirits
     10.125%, 01/15/09                         100              100
   Pilgrim's Pride
     9.625%, 09/15/11                          100              109
   Pinnacle Foods
     8.250%, 12/01/13                          200              171

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 32

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Swift
     12.500%, 01/01/10                    $    200       $       26
   WH Holdings/WH Capital
     9.500%, 04/01/11                           60               65
   ----------------------------------------------------------------

   TOTAL FOOD & BEVERAGE                                      2,294
   ================================================================

   FORESTRY [0.2%]
   Tembec Industries
     7.750%, 03/15/12                          100               91
   ================================================================

   MACHINERY [3.1%]
   AK Steel
     7.875%, 02/15/09                          150              147
   Building Materials, Ser B
     8.000%, 10/15/07                          100              102
     7.750%, 07/15/05                          200              201
   Case New Holland (A)
     9.250%, 08/01/11                          100              107
   Cummins (A)
     9.500%, 12/01/10                          100              110
   Dresser-Rand Group (A)
     7.375%, 11/01/14                          150              150
   Grant Prideco Escrow
     9.000%, 12/15/09                          136              147
   Mail-Well
     9.625%, 03/15/12                          100              107
   Resolution Performance Products
     13.500%, 11/15/10                         100              108
   Terex
     7.375%, 01/15/14                          100              102
   Trimas
     9.875%, 06/15/12                          100              102
   ----------------------------------------------------------------

   TOTAL MACHINERY                                            1,383
   ================================================================

   MEDICAL [3.6%]
   Alpharma (A)
     8.625%, 05/01/11                          100               95
   Bio-Rad Laboratories
     7.500%, 08/15/13                          100              104
   Biovail
     7.875%, 04/01/10                          100               99
   CDRV Investors (A) (B)
     9.750%, 01/01/15                          200              120
   Concentra Operating
     9.500%, 08/15/10                          100              107
   Davita (A)
     7.250%, 03/15/15                           50               49

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Extendicare Health
     6.875%, 05/01/14                     $    100       $       99
   Genesis Healthcare
     8.000%, 10/15/13                          100              109
   MQ Associates (B)
     12.250%, 08/15/12                         150               86
   National Mentor (A)
     9.625%, 12/01/12                          100              104
   Pacificare Health Systems
     10.750%, 06/01/09                          65               72
   Tenet Healthcare (A)
     9.250%, 02/01/15                          200              200
   Triad Hospitals
     7.000%, 05/15/12                          150              152
   Universal Hospital Services
     10.125%, 11/01/11                         200              205
   ----------------------------------------------------------------

   TOTAL MEDICAL                                              1,601
   ================================================================

   MEDICAL PRODUCTS & SERVICES [0.6%]
   Select Medical (A)
     7.625%, 02/01/15                          150              150
   Vanguard Health Holding
     9.000%, 10/01/14                          100              105
   ----------------------------------------------------------------

   TOTAL MEDICAL PRODUCTS & SERVICES                            255
   ================================================================

   MISCELLANEOUS BUSINESS SERVICES
   [1.0%]
   Allied Security Escrow
     11.375%, 07/15/11                         150              154
   Carriage Services (A)
     7.875%, 01/15/15                          200              201
   Integrated Alarm Services
     Group (A)
     12.000%, 11/15/11                         100               99
   ----------------------------------------------------------------

   TOTAL MISCELLANEOUS BUSINESS SERVICES                        454
   ================================================================

   MISCELLANEOUS MANUFACTURING [1.3%]
   Aearo
     8.250%, 04/15/12                          150              158
   KI Holdings (A) (B)
     9.870%, 11/15/14                          250              154
   Maax Holdings (A) (B)
     11.251%, 12/15/12                         200              114
   Propex Fabrics (A)
     10.000%, 12/01/12                         150              149
   ----------------------------------------------------------------

   TOTAL MISCELLANEOUS MANUFACTURING                            575
   ================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 33

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   OFFICE FURNITURE & FIXTURES [0.2%]
   Interface
     9.500%, 02/01/14                     $    100       $      105
   ================================================================

   PAPER & PAPER PRODUCTS [2.3%]
   Abitibi-Consolidated
     7.750%, 06/15/11                          100               98
   Appleton Papers
     9.750%, 06/15/14                          100              104
   Boise Cascade (A)
     7.125%, 10/15/14                          200              202
   Georgia-Pacific
     7.700%, 06/15/15                          100              110
   Neenah Paper (A)
     7.375%, 11/15/14                          150              144
   Norampac
     6.750%, 06/01/13                          100              102
   Norske Skog Canada
     7.375%, 03/01/14                          250              243
   ----------------------------------------------------------------

   TOTAL PAPER & PAPER PRODUCTS                               1,003
   ================================================================

   PETROLEUM & FUEL PRODUCTS [6.3%]
   Belden & Blake
     8.750%, 07/15/12                          150              149
   Chesepeake Energy
     6.875%, 01/15/16                          200              202
   Citgo Petroleum
     6.000%, 10/15/11                          200              197
   Comstock Resources
     6.875%, 03/01/12                          150              149
   Dynegy Holdings
     10.125%, 07/15/13 (A)                     150              163
     6.875%, 04/01/11                          100               89
   El Paso
     7.000%, 05/15/11                          200              192
   El Paso Natural Gas
     7.625%, 08/01/10                          150              157
   El Paso Production Holdings
     7.750%, 06/01/13                          200              202
   Forest Oil
     8.000%, 06/15/08                          150              159
     8.000%, 12/15/11                          100              110
   Giant Industries
     8.000%, 05/15/14                          200              200
   Pacific Energy
     7.125%, 06/15/14                          100              104

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Parker Drilling
     9.625%, 10/01/13                     $    150       $      166
   Plains Exploration & Production
     8.750%, 07/01/12                          150              164
   Pride International
     7.375%, 07/15/14                          100              106
   Range Resources (A)
     6.375%, 03/15/15                           50               48
   Swift Energy
     7.625%, 07/15/11                          100              104
   Vintage Petroleum
     7.875%, 05/15/11                          100              106
   Williams
     7.625%, 07/15/19                           50               54
   ----------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                            2,821
   ================================================================

   PRINTING & PUBLISHING [2.9%]
   Advertising Direct (A)
     9.250%, 11/15/12                          150              158
   American Color Graphics
     10.000%, 06/15/10                         100               65
   Canwest Media
     10.625%, 05/15/11                         100              109
   Dex Media (B)
     9.000%, 11/15/13                          200              152
   Dex Media East
     9.875%, 11/15/09                          100              110
   Dex Media West, Ser B (A)
     8.500%, 08/15/10                          100              107
   Emmis Operating
     6.875%, 05/15/12                          150              147
   Haights Cross Operating
     11.750%, 08/15/11                         100              112
   JII Holdings
     13.000%, 04/01/07                          70               66
   Primedia
     8.000%, 05/15/13                          100              102
   Sheridan Group
     10.250%, 08/15/11                         150              159
   ----------------------------------------------------------------

   TOTAL PRINTING & PUBLISHING                                1,287
   ================================================================

   REAL ESTATE INVESTMENT TRUST [0.3%]
   Host Marriott (A)
     6.375%, 03/15/15                          150              143
   ================================================================

   RETAIL [4.2%]
   Amerigas Partner
     8.875%, 05/20/11                          100              106

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 34

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Ames True Temper
     10.000%, 07/15/12                    $    150       $      127
     6.640%, 01/15/12 (A) (D)                  100               94
   Asbury Automotive Group
     9.000%, 06/15/12                          150              153
   Autonation
     9.000%, 08/01/08                          100              110
   Denny's (A)
     10.000%, 10/01/12                         150              157
   Duane Reade
     9.750%, 08/01/11                          200              176
   Jean Countu Group (A)
     8.500%, 08/01/14                          200              194
   Mortons Restaurant Group
     7.500%, 07/01/10                          150              145
   Pantry (A)
     7.750%, 02/15/14                          100              104
   Petro Stopping Center
     9.000%, 02/15/12                          100              103
   Rite Aid
     8.125%, 05/01/10                          100              102
   True Temper Sports
     8.375%, 09/15/11                          150              140
   United Auto Group
     9.625%, 03/15/12                          150              158
   ----------------------------------------------------------------

   TOTAL RETAIL                                               1,869
   ================================================================

   SEMI-CONDUCTORS/INSTRUMENTS [1.6%]
   Advanced Micro Devices (A)
     7.750%, 11/01/12                          100               98
   Amkor Technologies
     7.750%, 05/15/13                          200              168
   Fisher Scientific International
     8.000%, 09/01/13                          150              163
     6.750%, 08/15/14 (A)                      100              102
   Flextronics International
     6.250%, 11/15/14                          100               95
   Sanmina SCI (A)
     6.750%, 03/01/13                          100               94
   ----------------------------------------------------------------

   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                            720
   ================================================================

   STEEL & STEEL WORKS [0.5%]
   Gerdau Ameristeel
     10.375%, 07/15/11                         100              112
   International Steel Group
     6.500%, 04/15/14                          100              102
   ----------------------------------------------------------------

   TOTAL STEEL & STEEL WORKS                                    214
   ================================================================

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   TELEPHONES & TELECOMMUNICATIONS
     [8.6%]
   Airgate PCS (A)
     9.375%, 09/01/09                     $    200       $      212
   Alamosa Holdings (B)
     12.875%, 02/15/10                         150              163
   American Cellular, Ser B
     10.000%, 08/01/11                         150              138
   American Tower
     7.125%, 10/15/12                          100               99
   Atlantic Broadband (A)
     9.375%, 01/15/14                          200              192
   Centennial Communications
     10.125%, 06/15/13                         100              110
     8.125%, 02/01/14                          100              103
   Cincinnati Bell
     8.375%, 01/15/14                          185              182
   Crown Castle International
     7.500%, 12/01/13                          100              110
   Dobson Cellular (A)
     9.875%, 11/01/12                          200              204
   IPCS
     11.500%, 05/01/12                         150              169
   Insight Midwest
     9.750%, 10/01/09                          150              157
   Intelsat Bermuda (D)
     7.805%, 01/15/12                          200              203
   IWO Escrow (A) (B)
     10.750%, 01/15/15                         100               64
   Level 3 Communications
     9.125%, 05/01/08                          100               83
   Nextel Communications
     7.375%, 08/01/15                          100              106
   Nextel Partners
     8.125%, 07/01/11                          150              159
   PanAmSat
     9.000%, 08/15/14                          150              158
   Qwest
     5.625%, 11/15/08                          100               99
   Rogers Wireless
     9.625%, 05/01/11                          100              114
     7.250%, 12/15/12                           50               51
   Rural Cellular
     9.750%, 01/15/10                          200              183
   SBA Telecommunications (B)
     9.750%, 12/15/11                          150              129
   Time Warner Telecommunications
     10.125%, 02/01/11                         100               97
   Triton PCS
     8.500%, 06/01/13                          150              138
   UbiquiTel Operating
     9.875%, 03/01/11                          200              221

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 35

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONCLUDED)


DESCRIPTION               FACE AMOUNT (000)/SHARES       VALUE (000)
-------------------------------------------------------------------

   Western Wireless
     9.250%, 07/15/13                     $    150       $      171
   ----------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                      3,815
   ================================================================

   TRANSPORTATION SERVICES [1.0%]
   American Commercial Lines (A)
     9.500%, 02/15/15                          150              155
   H-Lines Finance Holdings (B)
     11.000%, 04/01/13                         200              156
   Progress Rail (A)
     7.750%, 04/01/12                          150              150
   ----------------------------------------------------------------

   TOTAL TRANSPORTATION SERVICES                                461
   ================================================================

   WASTE DISPOSAL [0.8%]
   Allied Waste
     7.375%, 04/15/14                          150              136
   Waste Services (A)
     9.500%, 04/15/14                          200              202
   ----------------------------------------------------------------

   TOTAL WASTE DISPOSAL                                         338
   ================================================================

   WHOLESALE [0.2%]
   Collins & Aikman Floor Cover, Ser B
     9.750%, 02/15/10                          100              107
   ================================================================

        TOTAL CORPORATE BONDS
          (Cost $43,728)                                     44,332
        ===========================================================

COMMON STOCK [0.2%]
   RETAIL [0.2%]
   Crunch Equity Holding*                       56               73
   ================================================================

        TOTAL COMMON STOCK
          (Cost $61)                                             73
        ===========================================================

WARRANTS [0.0%]
   Dayton Superior*,
     Expires 06/15/09 (A)                      100               --
   Diva Systems*,
     Expires 03/01/08 (A)                      600               --
   Pliant*, Expires 06/01/10 (A)               100               --
   ----------------------------------------------------------------

        TOTAL WARRANTS
          (Cost $0)                                              --
        ===========================================================

        TOTAL INVESTMENTS [99.8%]
          (Cost $43,789)                                     44,405
        ===========================================================

DESCRIPTION                                              VALUE (000)
-------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES:
   Payable for Fund Shares Redeemed                      $     (462)
   Income Distributions Payable                                (139)
   Investment Advisory Fees Payable                             (27)
   Shareholder Servicing and
        Distribution Fees Payable                               (16)
   Administration Fees Payable                                   (2)
   Other Assets and Liabilities, Net                            748
   ----------------------------------------------------------------

        OTHER ASSETS AND LIABILITIES [0.2%]                     102
        ===========================================================

   NET ASSETS [100.0%]                                   $   44,507
   ================================================================

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
        $0.01 par value)                                 $   44,675
   Accumulated net realized loss on investments                (784)
   Net unrealized appreciation on investments                   616
   ----------------------------------------------------------------

   NET ASSETS                                            $   44,507
   ================================================================

   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class
     ($23,367,086 / 2,542,578 shares)                    $     9.19
   ================================================================

   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A
     ($21,139,909 / 2,300,523 shares)                    $     9.19
   ================================================================

*     Non-income producing security

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." On March 31, 2005, the value of these securities amounted to approximately $11,248,000, representing 25.3% of the net assets of the Fund.

(B) Step Bond -- The rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2005. The coupon on a step bond changes on a specific date.

(C)   In default on interest payments.

(D) Floating Rate Security -- The rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2005.

Ser -- Series

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 36

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

Commercial Paper                                                           55.7%

Repurchase Agreements                                                      25.1%

U.S. Government Agency Obligations                                         15.7%

Certificate of Deposit                                                      3.3%

Cash Equivalent                                                             0.2%

* Percentages are based on total investments.
--------------------------------------------------------------------------------

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

COMMERCIAL PAPER (A) [55.8%]
   ASSET BACKED SECURITIES [22.9%]
   Barton Capital
     2.810%, 05/09/05                    $  25,000       $   24,926
   Eiffel Funding
     2.780%, 04/27/05                       25,000           24,950
   Giro Funding
     2.870%, 05/13/05                       25,000           24,916
   Kitty Hawk Funding
     2.800%, 04/25/05                       25,000           24,954
   Laguna
     2.820%, 04/22/05                       25,000           24,959
     2.830%, 05/12/05                          400              399
   Premier Asset
     2.810%, 05/27/05                       15,000           14,935
     2.940%, 06/13/05                       10,000            9,940
   Ranger Funding
     2.780%, 04/22/05                       25,000           24,959
   ----------------------------------------------------------------

   TOTAL ASSET BACKED SECURITIES                            174,938
   ================================================================

   BANKS [13.2%]
   Bank of America
     2.546%, 04/04/05                       25,000           24,995
   Barclays Bank
     2.755%, 04/29/05                       25,000           24,946
   Societe Generale
     2.520%, 04/01/05                          600              600
     2.770%, 05/02/05                       25,000           24,940
   UBS Finance
     2.750%, 04/28/05                       25,000           24,949
   ----------------------------------------------------------------

   TOTAL BANKS                                              100,430
   ================================================================

   DRUGS [3.3%]
   Pfizer
     2.850%, 05/24/05                       25,000           24,895
   ================================================================

   FINANCE AUTO LOAN [3.3%]
   Toyota Motor Credit
     2.520%, 04/05/05                       25,000           24,993
   ================================================================

DESCRIPTION               FACE AMOUNT (000)/SHARES       VALUE (000)
-------------------------------------------------------------------

   FINANCIAL SERVICES [9.8%]
   Citigroup Global
     2.820%, 05/10/05                    $  25,000       $   24,924
   General Electric Capital
     2.750%, 04/27/05                       25,000           24,950
   Morgan Stanley
     2.796%, 04/21/05                       25,000           24,961
   ----------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                  74,835
   ================================================================

   INSURANCE [3.3%]
   Prudential Funding
     2.710%, 04/26/05                       25,000           24,953
   ================================================================

        TOTAL COMMERCIAL PAPER
          (Cost $425,044)                                   425,044
        ===========================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [15.7%]
   FHLB
     1.560%, 05/13/05                       25,000           25,000
     3.070%, 02/13/06                        5,000            5,000
   FHLMC
     3.000%, 03/21/06                        5,000            5,000
   FHLMC, MTN
     2.570%, 12/06/05                       10,000           10,000
     2.980%, 02/03/06                        5,000            5,000
     3.050%, 02/28/06                       10,000           10,000
     3.200%, 04/12/06                        5,000            5,000
   FNMA
     1.800%, 05/27/05                       55,000           55,000
   ----------------------------------------------------------------

        TOTAL U.S. GOVERNMENT AGENCY
          OBLIGATIONS (Cost $120,000)                       120,000
        ===========================================================

CERTIFICATE OF DEPOSIT [3.3%]
   First Tennessee Bank
     2.790%, 04/21/05                       25,000           25,000
   ----------------------------------------------------------------

        TOTAL CERTIFICATE OF DEPOSIT
          (Cost $25,000)                                     25,000
        ===========================================================

CASH EQUIVALENT [0.2%]
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I                                1,846,863            1,847
   ----------------------------------------------------------------

        TOTAL CASH EQUIVALENT
          (Cost $1,847)                                       1,847
        ===========================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 37

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

REPURCHASE AGREEMENTS (B) [25.1%]
   Banc of America
     2.870%, date 03/31/05,
     repurchased on 04/01/05,
     repurchase price $25,001,993
     (collateralized by a U.S.
     Government obligation, par
     value $25,851,295, 5.500%
     02/01/35; with total market
     value $26,500,001)                  $  25,000       $   25,000
   Barclay Bank
     2.870%, dated 03/31/05,
     repurchased on 04/01/05,
     repurchase price, $140,711,217
     (collateralized by U.S.
     Government obligations,
     ranging in par value
     $3,708,058-$16,785,950,
     4.964%-6.500%, 01/01/19-
     04/01/35; with total market
     value $143,514,000)                   140,700          140,700
   Bear Stearns
     2.870%, dated 03/31/05,
     repurchased on 04/01/05,
     repurchase price $25,001,993
     (collateralized by U.S.
     Government obligations,
     ranging in par value
     $9,358,217-$16,530,000,
     5.000%-5.000%, 03/01/25-
     03/01/35; with total
     market value $25,503,766)              25,000           25,000
   ----------------------------------------------------------------

        TOTAL REPURCHASE AGREEMENTS
          (Cost $190,700)                                   190,700
        ===========================================================

        TOTAL INVESTMENTS [100.1%]
          (Cost $762,591)                                   762,591
        ===========================================================

OTHER ASSETS AND LIABILITIES:
   Income Distributions Payable                                (935)
   Investment Advisory Fees Payable                            (151)
   Shareholder Servicing and Distribution
        Fees Payable                                           (240)
   Administration Fees Payable                                  (35)
   Other Assets and Liabilities, Net                            813
   ----------------------------------------------------------------
        OTHER ASSETS AND LIABILITIES [-0.1%]                   (548)
        ===========================================================

   NET ASSETS [100.0%]                                   $  762,043
   ================================================================

DESCRIPTION                                              VALUE (000)
-------------------------------------------------------------------

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
        $0.01 par value)                                 $  762,445
   Accumulated net realized loss on investments                (402)
   ----------------------------------------------------------------

   NET ASSETS                                            $  762,043
   ================================================================

   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class
     ($369,332,425 / 369,468,320 shares)                 $     1.00
   ================================================================

   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A
     ($251,249,814 / 251,519,770 shares)                 $     1.00
   ================================================================

   Net Asset Value, Offering and Redemption
     Price Per Share -- Class S
     ($141,460,921 / 141,550,701 shares)                 $     1.00
   ================================================================

(A)   The rate reported is the effective yield at time of purchase.

(B)   Tri-Party Repurchase Agreement

Cl    -- Class

FHLB  -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA  -- Federal National Mortgage Association

MTN   -- Medium Term Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 38

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

U.S.Government Agency Obligation                                           58.5%

Repurchase Agreements                                                      41.5%

*Percentages are based on total investments.
--------------------------------------------------------------------------------

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [58.5%]
   FHLB
     1.400%, 04/01/05                     $ 15,000       $   15,000
     1.560%, 05/13/05                       75,000           75,000
     1.700%, 05/23/05                       53,500           53,500
     1.780%, 05/27/05                        5,310            5,310
     2.050%, 06/27/05                       25,000           25,000
     2.400%, 11/08/05                       10,000           10,000
     3.070%, 02/13/06                       20,000           20,000
   FHLB (A)
     2.700%, 04/04/05                      225,000          224,950
     2.630%, 04/06/05                       69,435           69,410
   FHLB (B)
     1.500%, 04/13/05                       25,000           25,000
     1.550%, 05/02/05                       35,000           35,000
   FHLMC
     2.260%, 09/27/05                       25,000           25,000
   FHLMC (A)
     2.630%, 04/05/05                       23,882           23,875
   FHLMC (B)
     3.000%, 03/21/06                       25,000           25,000
   FHLMC, MTN
     2.350%, 10/27/05                       25,000           25,000
     2.400%, 11/02/05                       35,000           34,999
     2.570%, 12/06/05                       35,000           35,000
     2.740%, 12/16/05                       25,000           25,000
     2.980%, 02/03/06                       20,000           20,000
     3.050%, 02/28/06                       25,000           25,000
   FHLMC, MTN (B)
     3.200%, 04/12/06                       25,000           25,000
   FNMA
     1.650%, 05/16/05                       55,575           55,575
     1.660%, 05/20/05                       10,000           10,000
     1.800%, 05/27/05                       15,000           15,000
     1.400%, 07/08/05                        2,680            2,673
   FNMA (A)
     2.500%, 04/01/05                      100,000          100,000
     2.610%, 04/04/05                      200,000          199,957
     2.520%, 04/05/05                      100,000           99,972

   ----------------------------------------------------------------

        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
          (Cost $1,305,221)                               1,305,221
        ===========================================================

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

REPURCHASE AGREEMENTS (C) [41.5%]
   Banc of America
     2.870%, dated 03/31/05,
     repurchased on 04/01/05,
     repurchase price $300,023,917
     (collateralized by a U.S.
     Government obligation,
     par value $377,573,085,
     5.500%, 05/01/34; with total
     market value $306,000,000)           $300,000          300,000
   Barclay Bank
     2.870%, dated 03/31/05,
     repurchased on 04/01/05,
     repurchase price $176,914,103
     (collateralized by U.S.
     Government obligations,
     ranging in par value
     $3,959,995-$22,735,229,
     3.230%-6.500%, 03/01/20-
     04/01/35; with total market
     value $180,438,000)                   176,900          176,900
   Bear Stearns Inc. & Co.
     2.870%, dated 03/31/05,
     repurchased on 04/01/05,
     repurchase price $350,027,902
     (collateralized by U.S.
     Government obligations,
     ranging in par value
     $7,550,042-$22,334,694,
     4.000%-6.000%, 02/01/11-
     04/01/35,with total market
     value $357,003,065)                   350,000          350,000
   JPMorgan Chase
     2.870%, dated 03/31/05,
     repurchased on 04/01/05,
     repurchase price $100,007,972
     (collateralized by U. S.
     Government obligations,
     ranging in par value
     $13,352,554-$29,566,000,
     4.500%-8.000%, 03/01/17-
     02/01/35; with total market
     value $102,000,671)                   100,000          100,000
   ----------------------------------------------------------------

        TOTAL REPURCHASE AGREEMENTS
          (Cost $926,900)                                   926,900
        ===========================================================

        TOTAL INVESTMENTS [100.0%]
          (Cost $2,232,121)                               2,232,121
        ===========================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 39

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                              VALUE (000)
-------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES:
   Income Distributions Payable                          $   (1,361)
   Investment Advisory Fees Payable                            (493)
   Shareholder Servicing and Distribution
        Fees Payable                                           (923)
   Administration Fees Payable                                 (109)
   Trustees' Fees Payable                                        (3)
   Other Assets and Liabilities, Net                          3,558
   ----------------------------------------------------------------

        OTHER ASSETS AND LIABILITIES [0.0%]                     669
   ================================================================

   NET ASSETS [100.0%]                                   $2,232,790
   ================================================================

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
        $0.01 par value)                                 $2,232,790
   Distributions in excess of net
        investment income                                        (2)
   Accumulated net realized gain
        on investments                                            2
   ----------------------------------------------------------------

   NET ASSETS                                            $2,232,790
   ================================================================

   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class
     ($45,536,096 / 45,537,336 shares)                   $     1.00
   ================================================================

   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A
     ($1,936,524,412 / 1,936,522,023 shares)             $     1.00
   ================================================================

   Net Asset Value, Offering and Redemption
     Price Per Share -- Class S
     ($250,729,919 / 250,730,325 shares)                 $     1.00
   ================================================================

(A)   The rate reported is the effective yield at time of purchase.

(B) Step Bond -- The rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2005. The coupon on a step bond changes on a specific date.

(C)   Tri-Party Repurchase Agreement

FHLB  -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA  -- Federal National Mortgage Association

MTN   -- Medium Term Note


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 40

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

Housing                                                                    14.5%

General Revenue                                                            14.4%

Education                                                                  14.1%

General Obligation                                                         10.4%

Water                                                                       9.4%

Power                                                                       7.8%

Transportation                                                              7.5%

Public Facilities                                                           7.0%

Healthcare                                                                  5.9%

Utilities                                                                   4.6%

Industrial Development                                                      3.8%

Equipment                                                                   0.6%

 * Percentages are based on total investments.
--------------------------------------------------------------------------------

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

MUNICIPAL BONDS [96.7%]
   CALIFORNIA [96.4%]
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Hamlin School Project,
      Ser A, GO (A) (B) (C)
      2.270%, 08/01/32                    $  1,500       $    1,500
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Public Policy Institute,
      Ser A, RB (A) (B) (C)
      2.270%, 11/01/31                       2,990            2,990
   ABAG, Finance Authority for
      Non-Profit Corporations,
      School of the Sacred Heart,
      Ser B, RB (A) (B) (C)
      2.430%, 06/01/30                       8,500            8,500
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Ser C, COP (A) (B) (C)
      2.280%, 10/01/27                     110,165           10,165
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Ser D, COP (A) (B) (C)
      2.280%, 10/01/27                       2,330            2,330
   ABAG, Financial Authority for
      Non-Profit Corporations,
      Jewish Community Center
      Project, RB (A) (B) (C)
      2.280%, 11/15/31                       6,875            6,875
   Alameda-Contra Costa, School
      Finance Authority, Capital
      Improvement Financing Project,
      Ser F, COP (A) (B) (C)
      2.350%, 08/01/23                       1,000            1,000

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Anaheim, 1993 Police Facilities
      Refinancing Project, COP,
      AMBAC (A) (B)
      2.260%, 08/01/08                    $  5,000       $    5,000
   Anaheim, Multi-Family Housing
      Authority, Heritage Village
      Apartments Project, Ser A,
      RB (A) (B) (D)
      2.270%, 07/15/33                       4,385            4,385
   Antelope Valley, Healthcare
      Project, Ser A, RB (A) (B) (C)
      2.280%, 09/01/17                       5,500            5,500
   Berkeley,YMCA Project, RB
      2.280%, 06/01/23                       1,955            1,955
   California State, Bay Area Toll
      Authority, San Francisco Bay
      Area Project, Ser A, RB,
      AMBAC
      2.220%, 04/01/39                      10,000           10,000
   California State, Daily
      Kindergarten University,
      Ser A-2, GO (A) (B) (C)
      2.330%, 05/01/34                       5,500            5,500
   California State, Daily
      Kindergarten University,
      Ser A-5, GO
      2.280%, 05/01/34                       8,000            8,000
   California State, Daily
      Kindergarten University,
      Ser B-1, GO (A) (B) (C)
      2.250%, 05/01/34                       1,900            1,900
   California State, Daily
      Kindergarten University,
      Ser B-3, GO (A) (B) (C)
      2.250%, 05/01/34                      10,100           10,100
   California State, Department of
      Water Resource & Power,
      Ser B-5, RB (A) (B) (C)
      2.240%, 05/01/22                       1,500            1,500
   California State, Department of
      Water Resource & Power,
      Ser C-13, RB, FSA (A) (B)
      2.280%, 05/01/22                      12,500           12,500
   California State, Department of
      Water Resource & Power,
      Ser C-15, RB (A) (B) (C)
      2.220%, 05/01/22                       5,000            5,000
   California State, Department of
      Water Resources, Ser B-1,
      RB (A) (B) (C)
      2.280%, 05/01/22                      11,100           11,100

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 41

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   California State, Economic
      Development Financing
      Authority, KQED Project,
      RB (A) (B) (C)
      2.280%, 04/01/20                    $  1,500       $    1,500
   California State, Economic
      Recovery Authority,
      Ser C-1, RB (A) (B) (C)
      2.300%, 07/01/23                       4,650            4,650
   California State, Economic
      Recovery Authority,
      Ser C-3, RB (A) (B)
      2.200%, 07/01/23                       1,900            1,900
   California State, Economic
      Recovery Authority,
      Ser C-7, RB (A) (B) (C)
      2.280%, 07/01/23                       5,350            5,350
   California State, Economic
      Recovery Authority,
      Ser C-8, RB (A) (B) (C)
      2.230%, 07/01/23                       3,000            3,000
   California State, Economic
      Recovery Authority,
      Ser C-12, RB (A) (B)
      2.280%, 07/01/23                       5,000            5,000
   California State, Educational
      Facilities Authority, Chapman
      University Project,
      RB (A) (B) (C)
      2.430%, 12/01/30                       1,000            1,000
   California State, Educational
      Facilities Authority, University of
      San Francisco, RB (A) (B) (C)
      2.280%, 05/01/30                       4,100            4,100
   California State, Golden Valley
      Unified School District, BAN
      3.750%, 03/08/06                       4,800            4,864
   California State, Health Facilities
      Finance Authority, Adventist
      Health Systems Project,
      Ser B, RB (A) (B) (C)
      2.230%, 09/01/25                       4,400            4,400
   California State, Health Facilities
      Finance Authority, Adventist
      Hospital Project, Ser A, RB,
      MBIA (A) (B)
      2.280%, 09/01/28                       4,980            4,980
   California State, Health Facilities
      Finance Authority, Adventist
      Hospital Project, Ser C, RB,
      MBIA (A) (B)
      2.280%, 09/01/15                       6,000            6,000

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   California State, Housing
      Finance Agency, Multi-Family
      Housing Project, Ser D,
      RB (A) (B)
      2.300%, 02/01/31                    $  9,195       $    9,195
   California State, Infrastructure &
      Economic Authority, Colburn
      School Project, Ser B,
      RB (A) (B) (C)
      2.280%, 08/01/37                       3,655            3,655
   California State, School Cash
      Reserve Project, Ser A, GO
      3.000%, 07/06/05                       8,500            8,528
   California State, Ser A-1, GO
      (A) (B) (C)
      2.300%, 05/01/33                       7,475            7,475
   California State, Ser A-2, GO
      (A) (B) (C)
      2.280%, 05/01/33                       6,000            6,000
   California State, Ser A-3, GO
      (A) (B) (C)
      2.200%, 05/01/33                      13,500           13,500
   California State, Statewide
      Communities Development
      Authority, House Ear Institute
      Project, COP (A) (B) (C)
      2.290%, 12/01/18                       2,300            2,300
   California State, Statewide
      Communities Development
      Authority, Ser B-1,TRAN,
      GO, FSA
      3.500%, 07/29/05                       5,000            5,030
   California State, University
      Systemwide Project,
      Ser A, AMBAC
      4.000%, 11/01/05                       2,700            2,724
   California State,Weekly
      Kindergarten University,
      Ser B-5, GO (A) (B) (C)
      2.280%, 05/01/34                       5,000            5,000
   California Statewide,
      Communities Development
      Authority, Center for Early
      Education Project,
      RB (A) (B) (C)
      2.270%, 09/01/31                       1,000            1,000
   California Statewide,
      Communities Development
      Authority, Childrens Hospital
      Project, Ser B, RB, AMBAC
      (A) (B)
      2.260%, 08/15/32                       1,800            1,800

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 42

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   California Statewide,
      Communities Development
      Authority, Ser A-3,TRAN
      3.000%, 06/30/05                    $  2,000       $    2,004
   California Statewide,
      Communities Development
      Authority, University
      Retirement Project,
      RB (A) (B) (C)
      2.290%, 11/15/30                       6,800            6,800
   California Statewide,
      Communties Development
      Authority, North Peninsula
      Jewish Project, RB
      (A) (B) (C)
      2.280%, 07/01/34                       6,300            6,300
   Chaffey, Union High School
      District, Ser C, GO, FSA
      3.500%, 05/01/05                         500              501
   Chico, Public Financing
      Authority, Merged
      Redevelopment Project,
      TA, MBIA
      4.000%, 04/01/05                         500              500
   Corona, Multi-Family Housing
      Authority, Country Hills
      Project, Ser A, RB (A) (B) (D)
      2.260%, 02/01/20                       6,475            6,475
   Desert Sands, Unified School
      District, Election 2001,
      GO, FSA
      3.000%, 06/01/05                       1,000            1,002
   Desert Sands, Unified School
      District,TRAN
      2.500%, 07/07/05                       8,500            8,521
   East Bay, Municipal Utilities
      District Authority,
      Ser A, RB, FSA (A) (B)
      2.260%, 06/01/25                       1,300            1,300
   East Bay-Delta, Housing &
      Finance Authority,
      Ser A, RB, MBIA
      4.250%, 06/01/05                       4,250            4,269
   East Side, Union High School
      District,TRAN
      2.500%, 06/30/05                      10,000           10,023
   Eastern California, Municipal
      Water District, COP,
      Ser B,TA, FGIC (A) (B)
      2.230%, 07/01/20                       5,000            5,000

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Fontana, Unified School
      District, School Facility
      Bridge Funding Program,
      COP, FSA (A) (B)
      2.240%, 04/01/35                    $  5,000       $    5,000
   Fremont, Family Center Finance
      Project, COP (A) (B) (C)
      2.270%, 08/01/28                       4,525            4,525
   Fremont, Office Building
      Improvement & Fire
      Equipment Project,
      COP (A) (B) (C)
      2.270%, 08/01/30                       3,530            3,530
   Fresno, Multi-Family Housing
      Authority, Stonepine
      Apartment Project,
      Ser A, RB (A) (B) (D)
      2.260%, 02/15/31                       1,595            1,595
   Fresno, Palm Lakes Apartment
      Project, RB (A) (B) (C)
      2.270%, 05/01/15                       3,715            3,715
   Glendale, Police Building
      Project, COP (A) (B)
      2.280%, 06/01/30                      23,400           23,400
   Grant, Joint Union High School
      District, School Facility
      Bridge Funding Project,
      COP, FSA (A) (B) (C)
      2.230%, 09/01/34                       1,000            1,000
   Huntington Beach, Union High
      School District, School
      Facility Bridge Funding
      Project, COP, FSA (A) (B) (C)
      2.230%, 09/01/28                       1,890            1,890
   Irvine Ranch,Water District
      Conservation, Ser B, GO
      (A) (B) (C)
      2.332%, 08/01/09                       2,300            2,300
   Irvine Ranch,Water District,
      Capital Improvement Project,
      COP (A) (B) (C)
      2.240%, 08/01/16                       4,000            4,000
   Irvine Ranch,Water District,
      GO (A) (B) (C)
      2.240%, 01/01/21                       4,400            4,400
   Irvine Ranch,Water District,
      Improvement District No. 182,
      Ser A, GO (A) (B) (C)
      2.240%, 11/15/13                         600              600
   Irvine, Improvement Board, Act
      1915 Project, District #93-14,
      SAB (A) (B) (C)
      2.240%, 09/02/25                         694              694

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 43

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Irvine, Improvement Board,
      Act 1915 Project, Ser A,
      SAB (A) (B) (C)
      2.280%, 09/02/29                    $  1,900       $    1,900
   Kings County, Multi-Family
      Housing Authority, Edgewater
      Isle Apartments Project, Ser A,
      RB (A) (B) (D)
      2.260%, 02/15/31                      10,710           10,710
   Lemon Grove, Multi-Family
      Housing Authority, Hillside
      Terrace Project, RB (A) (B) (D)
      2.260%, 02/15/31                       4,955            4,955
   Lodi, Electric System Authority,
      Ser A, COP, MBIA
      2.260%, 07/01/32                       9,360            9,360
   Los Angeles County,
      Metropolitan Transportation
      Authority, Proposition C-2nd
      SR, Ser A, RB, AMBAC
      Pre-Refunded @ 102 (F)
      5.700%, 07/01/05                       1,135            1,170
   Los Angeles County, Multi-
      Family Housing Authority,
      Malibu Canyon Apartments
      Project, Ser B, RB (A) (B) (C)
      2.300%, 06/01/10                       8,000            8,000
   Los Angeles County, Multi-
      Family Housing Authority,
      Valencia Housing Project,
      Ser C, RB (A) (B) (D)
      2.230%, 04/01/31                         600              600
   Los Angeles County, Schools,
      Transport Project,
      Ser A, GO, FSA
      3.500%, 06/30/05                      15,000           15,069
   Los Angeles County,
      Ser A,TRAN
      3.000%, 06/30/05                       1,275            1,278
   Los Angeles, Department of
      Water & Power, Sub-Ser B-3,
      RB (A) (B)
      2.280%, 07/01/35                       3,300            3,300
   Los Angeles, Metropolitan
      Transit Commission,
      Ser A, RB, FGIC (A) (B)
      2.260%, 07/01/12                       8,600            8,600
   Los Angeles, Metropolitan
      Transportation Authority,
      Proposition C, Ser A, RB,
      MBIA (A) (B)
      2.230%, 07/01/20                      14,950           14,950

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Los Angeles, Samuel A Fryer
      Yavney, Ser A, COP
      (A) (B) (C)
      2.280%, 08/01/21                    $  7,000       $    7,000
   Los Angeles,Water & Power
      Resource Authority,
      Sub-Ser B-2, RB (A) (B)
      2.200%, 07/01/34                       2,000            2,000
   Los Angeles,Water & Power
      Resource Authority, Sub
      Ser B-3, RB (A) (B)
      2.300%, 07/01/34                       7,000            7,000
   Los Angeles,Water & Power
      Resource Authority, Sub
      Ser B-6, RB (A) (B) (C)
      2.280%, 07/01/34                      19,800           19,800
   Moorpark, Unified School
      District, Ser A, COP, FSA
      (A) (B) (C)
      2.230%, 11/01/28                       1,000            1,000
   Newport Beach, Hoag
      Memorial Hospital,
      Ser A, RB (A) (B)
      2.260%, 10/01/26                       3,100            3,100
   Newport Beach, Hoag
      Memorial Hospital,
      Ser C, RB (A) (B)
      2.260%, 10/01/26                       1,900            1,900
   Oakland, Capital Equipment
      Project, COP (A) (B) (C)
      2.280%, 12/01/15                       4,190            4,190
   Oakland, Joint Powers Financing
      Authority, Ser A-2, RB,
      FSA (A) (B)
      2.250%, 08/01/21                      13,600           13,600
   Oakland, JT Powers Financing
      Authority, Ser A-1, RB,
      FSA (A) (B)
      2.200%, 08/01/21                       4,325            4,325
   Oakland-Alameda County,
      Coliseum Project, Ser C-1,
      RB (A) (B) (C)
      2.270%, 02/01/25                      15,000           15,000
   Orange County, Apartment
      Development Authority,
      Hidden Hills Project, Ser C,
      RB (A) (B)
      2.300%, 11/01/09                       3,200            3,200
   Orange County, Apartment
      Development Authority,
      Larkspur Canyon Apartments,
      Ser A, RB, FSA (A) (B) (D)
      2.300%, 06/15/37                       1,200            1,200

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 44

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Orange County, Apartment
      Development Authority,
      Riverbend Apartments
      Project, Ser B, RB (A) (B) (D)
      2.300%, 12/01/29                    $  5,000       $    5,000
   Orange County, Apartment
      Development Authority,
      Seaside Meadow Project,
      Ser C, RB (A) (B) (D)
      2.260%, 08/01/08                       5,700            5,700
   Orange County, Sanitation
      District Authority, Ser A,
      COP (A) (B)
      2.280%, 08/01/29                       7,685            7,685
   Orange County,Water District
      Authority, Ser A, COP (A) (B)
      2.260%, 08/01/42                       2,800            2,800
   Pasadena, Rose Bowl
      Improvements Project,
      COP (A) (B) (C)
      2.300%, 12/01/11                       2,500            2,500
   Redwood City, City Hall
      Project, COP (A) (B) (C)
      2.270%, 07/01/21                       1,800            1,800
   Riverside County, Asset Leasing
      Authority, Southwest Justice
      Center Project, Ser B, RB,
      MBIA (A) (B)
      2.260%, 11/01/32                       4,100            4,100
   Riverside County, Housing
      Authority, Polk Apartments
      Limited LP, Ser B,
      RB (A) (B) (C)
      2.260%, 12/15/30                       7,690            7,690
   Riverside County, Ser C,
      COP (A) (B) (C)
      2.220%, 12/01/15                      16,700           16,700
   Riverside, Unified School
      District, School Facility
      Bridge Funding Project,
      Ser C, COP, FSA
      2.230%, 09/01/27                       1,610            1,610
   Riverside-San Bernardino,
      Sub-Pass Thru Obligations,
      Ser B, RB
      2.290%, 07/01/06                       1,350            1,350
   Sacramento County, Housing
      Authority, Bent Tree
      Apartments Project, Ser A,
      RB (A) (B) (D)
      2.260%, 02/15/31                       2,500            2,500

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Sacramento County,TRAN,
      Ser A, GO
      3.000%, 07/11/05                    $ 12,000       $   12,044
   San Bernardino County,
      Housing Authority, Alta Loma
      Heritage Project, Ser A,
      RB (A) (B) (C)
      2.140%, 02/01/23                       1,354            1,354
   San Diego County, School
      District,TRAN, GO
      3.250%, 07/25/05                      10,000           10,052
   San Diego County,Water
      Authority, Ser A, COP, MBIA
      4.000%, 05/01/05                         550              551
   San Diego, Museum of Art
      Project, COP (A) (B) (C)
      2.430%, 09/01/30                       1,400            1,400
   San Diego,Water Authority,
      Ser I, MBIA, COP (A) (B)
      2.310%, 11/01/10                       5,975            5,975
   San Francisco (City & County),
      Housing Authority, Bayside
      Village Project D, Ser A,
      RB (A) (B) (C)
      2.280%, 12/01/05                       6,000            6,000
   San Francisco, Bay Area Toll
      Authority, Ser A, RB,
      AMBAC (A) (B)
      2.220%, 04/01/36                      13,000           13,000
   San Francisco, Bay Area Toll
      Authority, Ser C, RB,
      AMBAC (A) (B)
      2.270%, 04/01/25                       5,650            5,650
   San Jose, Redevelopment
      Agency, Merged Area
      Redevelopment Project,
      Ser A, RB (A) (B) (C)
      2.260%, 07/01/26                       2,000            2,000
   Santa Clara County, Financing
      Authority,VMC Facility
      Replacement Project, Ser B,
      RB (A) (B)
      2.240%, 11/15/25                      12,375           12,375
   Santa Clara Valley,Water District
      Authority, Refunding &
      Improvements Project, COP,
      FGIC
      4.000%, 02/01/06                       3,990            4,056
   Santa Clara, Electric Authority,
      Ser C, RB, AMBAC (A) (B)
      2.230%, 07/01/10                       4,900            4,900

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 45

STATEMENT OF NET ASSETS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Santa Clara, Unified School
      District, RAN
      2.500%, 06/30/05                    $  6,660       $    6,675
   Southern California,
      Metropolitan Water District
      Authority, RB (A) (B)
      2.280%, 07/01/35                       2,900            2,900
   Southern California,
      Metropolitan Water District
      Authority, Ser B, RB (A) (B)
      2.230%, 07/01/27                       2,100            2,100
   Southern California,
      Metropolitan Water District
      Authority, Ser C-2,
      RB (A) (B)
      2.250%, 07/01/36                       6,000            6,000
   Southern California,
      Metropolitan Water District
      Authority,Water Works
      Authorization, Ser B,
      RB (A) (B)
      2.230%, 07/01/28                       4,000            4,000
   Southern California,
      Metropolitan Water District
      Authority,Water Works
      Authorization, Ser B-4,
      RB (A) (B) (C)
      2.260%, 07/01/35                       5,600            5,600
   Southern California,
      Metropolitan Water
      District Authority,
      Ser A, RB, MBIA
      Pre-Refunded @ 102 (F)
      5.750%, 07/01/05                       3,000            3,088
   Southern California,
      Metropolitan Water
      District Authority,
      Ser C-1, RB (A) (B)
      2.200%, 07/01/30                       5,000            5,000
      2.250%, 07/01/36                         700              700
   Stockton, Multi-Family Housing
      Authority, Mariners Pointe
      Project, Ser A, RB (A) (B) (C)
      2.300%, 09/01/18                       2,100            2,100
   Sunnyvale, Government Center
      Site Acquisition Project, Ser A,
      COP, AMBAC (A) (B)
      2.280%, 04/01/31                       4,600            4,600

DESCRIPTION                       FACE AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

   Three Valleys, Municipal Water
      District Authority, Miramar
      Water Treatment Project,
      COP (A) (B) (C)
      2.300%, 11/01/14                    $  4,700       $    4,700
   Turlock, Irrigation District,
      Capital Improvement &
      Refunding Project,
      COP (A) (B) (C)
      2.280%, 01/01/31                       3,450            3,450
   Upland, Community
      Redevelopment Authority,
      Sunset Ridge & Village
      Apartments Project,
      RB (A) (B) (C)
      2.300%, 12/01/29                       6,700            6,700
   Westminster, Civic Center
      Refinancing Program, Ser A,
      COP, AMBAC (A) (B)
      2.270%, 06/01/22                       3,300            3,300
   Yolo County, Multi-Family
      Housing Authority, Primero
      Grove Project, Ser A,
      RB (A) (B) (C)
      2.280%, 11/01/27                      10,485           10,485
   ----------------------------------------------------------------

   TOTAL CALIFORNIA                                         711,492
   ================================================================

   PUERTO RICO [0.3%]
   Puerto Rico, Electric & Power
      Authority, Ser X, RB, MBIA
      Pre-Refunded @ 100 (F)
      5.500%, 07/01/05                       2,355            2,376
   ================================================================

        TOTAL MUNICIPAL BONDS
           (Cost $713,868)                                  713,868
        ===========================================================

        TOTAL INVESTMENTS [96.7%]
           (Cost $713,868)                                  713,868
        ===========================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 46

STATEMENT OF NET ASSETS
MARCH 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                              VALUE (000)
-------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES:
   Payable for Investment Securities Purchased           $   (2,724)
   Income Distributions Payable                                (213)
   Investment Advisory Fees Payable                            (122)
   Administration Fees Payable                                  (33)
   Shareholder Servicing and Distribution
         Fees Payable                                          (266)
   Trustees' Fees Payable                                        (1)
   Other Assets and Liabilities, Net                         27,825
   ----------------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [3.3%]                 24,466
        ===========================================================

   NET ASSETS [100.0%]                                   $  738,334
   ================================================================

NET ASSETS:
   Paid in Capital (unlimited authorization --
         $0.01 par value)                                $  738,339
   Accumulated net realized loss on investments                  (5)
   ----------------------------------------------------------------

   NET ASSETS                                            $  738,334
   ================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class
      ($95,350,480 / 95,351,703 shares)                  $     1.00
   ================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Class A
      ($586,945,111 / 586,951,376 shares)                $     1.00
   ================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Class S
      ($56,038,871 / 56,036,409 shares)                  $     1.00
   ================================================================

DESCRIPTION
--------------------------------------------------------------------------------

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 2005.

(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(D)   SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.

(E)   SECURITY DERIVES FROM A GUARANTEED AGREEMENT.

(F)   PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

BAN -- BOND ANTICIPATION NOTE

COP -- CERTIFICATE OF PARTICIPATION

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA -- FINANCIAL SECURITY ASSISTANCE

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

RAN -- REVENUE ANTICIPATION NOTE

RB -- REVENUE BOND

SAB -- SPECIAL ASSESSMENT

SER -- SERIES

TA -- TAX ALLOCATION

TRAN -- TAX & REVENUE ANTICIPATION NOTE

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 47

STATEMENT OF ASSETS & LIABILITIES
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                    RCB SMALL CAP
                                                                                     VALUE FUND
                                                                                        (000)
-------------------------------------------------------------------------------------------------
ASSETS:
    Investment at value (Cost $59,702)                                              $      69,653
    Income receivable                                                                         130
    Receivable for capital shares sold                                                      3,135
    Receivable for investment securities sold                                                 842
    Prepaid Expenses                                                                            2
-------------------------------------------------------------------------------------------------
        Total Assets                                                                       73,762
-------------------------------------------------------------------------------------------------

LIABILITIES:
    Payable for capital shares redeemed                                                       111
    Investment advisory fees payable                                                           54
    Shareholder servicing and distribution fees payable                                        52
    Administrative fees payable                                                                 4
    Accrued expenses                                                                            6
-------------------------------------------------------------------------------------------------
        TOTAL LIABILITIES                                                                     227
-------------------------------------------------------------------------------------------------
        NET ASSETS                                                                  $      73,535
=================================================================================================

NET ASSETS:
    Paid-in-Capital (unlimited authorization -- no par value)                       $      60,258
    Undistributed net investment income                                                        48
    Accumulated net realized gain on investments                                            3,278
    Net unrealized appreciation on investments                                              9,951
-------------------------------------------------------------------------------------------------
    NET ASSETS                                                                      $      73,535
=================================================================================================
Net Asset Value, Offering and Redemption Price Per Share -- Institutional Class
        ($14,377,218 / 512,360 shares)                                              $       28.06
Net Asset Value, Offering and Redemption Price Per Share -- Class A
        ($11,767,499 / 422,725 shares)                                              $       27.84
Net Asset Value and Redemption Price Per Share -- Class R
        ($47,390,397 / 1,705,046 shares)                                            $       27.79
Maximum Offering Price Per Share --  Class R Shares
        ($27.79 / 96.50%)                                                           $       28.80
=================================================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 48

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                             LARGE CAP VALUE    LARGE CAP GROWTH     RCB SMALL CAP     TECHNOLOGY
                                                               EQUITY FUND         EQUITY FUND        VALUE FUND       GROWTH FUND
                                                                  (000)               (000)              (000)            (000)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividend                                                 $           494    $            325     $         332     $        29
    Interest                                                              13                  11               181               1
    Less: Foreign tax withheld                                            --                  --                (3)             --
----------------------------------------------------------------------------------------------------------------------------------
        Total Investment Income                                          507                 336               510              30
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
    Investment Advisory Fees                                             150                 111               281              10
    Shareholder Servicing Fees--Institutional Class                       50                  35                13               1
    Shareholder Servicing Fees--Class A(1)                                21                  16                26               4
    Shareholder Servicing Fees--Class R(1)                                --                  --               115              --
    Administrative Fees                                                   18                  13                24               1
    Trustee Fees                                                           1                   1                 1              --
    Transfer Agent Fees                                                    2                   2                 3              --
    Professional Fees                                                      2                  --                 2              --
    Registration and Filing Fees                                           1                  --                --              --
    Custodian Fees                                                        --                   1                 1              --
    Insurance and Other Fees                                               2                   1                 2              --
----------------------------------------------------------------------------------------------------------------------------------
        Total Expenses                                                   247                 180               468              16
----------------------------------------------------------------------------------------------------------------------------------
        Recapture of Investment Advisory Fees Waived(2)                    2                  --                --              --
    Less, Waiver of:
        Administrative Fees                                               (3)                 (2)               (3)             --
        Transfer Agent Fees                                               (2)                 (2)               (3)             --
----------------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                         244                 176               462              16
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    263                 160                48              14
----------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss) From Securities Transactions              3,092                (211)            4,260              (6)
    Net Change in Unrealized Appreciation
        on Investments                                                   362               1,791               147             128
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS                            $         3,717    $          1,740     $       4,455     $       136
==================================================================================================================================

(1)   INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

(2)   SEE NOTE 4 FOR ADVISORY FEES RECAPTURED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 49

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                        CALIFORNIA
                                                             CORPORATE    GOVERNMENT    TAX EXEMPT    HIGH YIELD
                                                             BOND FUND     BOND FUND     BOND FUND     BOND FUND
                                                               (000)         (000)         (000)         (000)
                                                             ----------------------------------------------------
INVESTMENT INCOME:
    Interest                                                 $   1,125    $      387    $      341    $    2,024
----------------------------------------------------------------------------------------------------------------
        Total Investment Income                                  1,125           387           341         2,024
----------------------------------------------------------------------------------------------------------------

EXPENSES:
    Investment Advisory Fees                                        99            49            29           174
    Shareholder Servicing Fees--Institutional Class                 60            28            24            30
    Shareholder Servicing Fees--Class A(1)                           4             1             7            61
    Administrative Fees                                             19             9             8            17
    Trustee Fees                                                     1            --            --             1
    Transfer Agent Fees                                              2             1             1             2
    Professional Fees                                                2             1             1             2
    Printing Fees                                                    1            --            --             1
    Registration and Filing Fees                                     1            --            --             1
    Custodian Fees                                                   1             1            --             1
    Insurance and Other Fees                                         2             1             1             2
----------------------------------------------------------------------------------------------------------------
        Total Expenses                                             192            91            71           292
----------------------------------------------------------------------------------------------------------------
    Recapture of Investment Advisory Fees Waived(2)                  2            --            --            --
    Less, Waiver of:
        Investment Advisory Fees                                    --            (8)          (12)          (22)
        Administrative Fees                                         (3)           (1)           (1)           (2)
        Transfer Agent Fees                                         (2)           (1)           (1)           (2)
----------------------------------------------------------------------------------------------------------------
    Net Expenses                                                   189            81            57           266
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                              936           306           284         1,758
----------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss) From Securities Transactions           (7)          (25)           62           296
    Net Change in Unrealized Depreciation
        on Investments                                          (1,216)         (285)         (429)         (939)
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                            $    (287)   $       (4)   $      (83)   $    1,115
================================================================================================================

(1)   INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

(2)   SEE NOTE 4 FOR ADVISORY FEES RECAPTURED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 50

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                      CALIFORNIA
                                                           PRIME       GOVERNMENT     TAX EXEMPT
                                                           MONEY          MONEY          MONEY
                                                        MARKET FUND    MARKET FUND    MARKET FUND
                                                           (000)          (000)          (000)
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest                                            $     7,860    $    23,901    $     5,797
-------------------------------------------------------------------------------------------------
        Total Investment Income                               7,860         23,901          5,797
-------------------------------------------------------------------------------------------------

EXPENSES:
    Investment Advisory Fees                                    909          2,883            927
    Shareholder Servicing Fees--Institutional Class             462             61            119
    Shareholder Servicing Fees--Class A(1)                      769          7,210          2,092
    Shareholder Servicing Fees--Class S(1)                      570            935            130
    Administrative Fees                                         273            838            258
    Trustee Fees                                                  9             32              9
    Transfer Agent Fees                                          36            110             34
    Professional Fees                                            33            103             28
    Printing Fees                                                 9             24              5
    Registration and Filing Fees                                  5             16              5
    Custodian Fees                                               17             55             16
    Insurance and Other Fees                                     34            116             37
-------------------------------------------------------------------------------------------------
        Total Expenses                                        3,126         12,383          3,660
-------------------------------------------------------------------------------------------------
    Recapture of Investment Advisory Fees Waived(2)              42            129             --
    Less, Waiver of:
        Investment Advisory Fees                                 --             --           (213)
        Administrative Fees                                     (40)          (124)           (38)
        Shareholder Servicing Fees -- Class A(1)               (287)        (2,698)          (755)
        Shareholder Servicing Fees -- Class S(1)                (61)          (101)           (12)
        Transfer Agent Fees                                     (36)          (110)           (34)
-------------------------------------------------------------------------------------------------
    Net Expenses                                              2,744          9,479          2,608
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                         5,116         14,422          3,189
-------------------------------------------------------------------------------------------------
    Net Realized Gain From Securities Transactions                1             --             --
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $     5,117    $    14,422    $     3,189
=================================================================================================

(1)   INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

(2)   SEE NOTE 4 FOR ADVISORY FEES RECAPTURED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 51

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
AND THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                               LARGE CAP VALUE          LARGE CAP GROWTH
                                                              EQUITY FUND (000)         EQUITY FUND (000)
                                                           -----------------------   -----------------------
                                                              2005         2004        2005          2004
----------------------------------------------------------------------------------   -----------------------
OPERATIONS:
    Net Investment Income (Loss)                           $      263   $      367   $      160   $       20
    Net Realized Gain (Loss) from
        Security Transactions                                   3,092        1,919         (211)         270
    Net Change in Unrealized Appreciation
        (Depreciation) on Investments                             362        4,512        1,791        1,045
----------------------------------------------------------------------------------   -----------------------
        Net Increase (Decrease) in Net Assets
           Resulting from Operations                            3,717        6,798        1,740        1,335
----------------------------------------------------------------------------------   -----------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
    Net Investment Income:
    INSTITUTIONAL CLASS                                          (224)        (335)        (137)         (17)
    CLASS A                                                       (38)         (32)         (26)          --
    Realized Capital Gains:
    INSTITUTIONAL CLASS                                        (1,585)          --           --           --
    CLASS A                                                      (323)          --           --           --
    CLASS R                                                        --           --           --           --
----------------------------------------------------------------------------------   -----------------------
           Total Dividends and Distributions                   (2,170)        (367)        (163)         (17)
----------------------------------------------------------------------------------   -----------------------
CAPITAL SHARE TRANSACTIONS:(1)
    INSTITUTIONAL CLASS:
    Shares Issued                                               3,806        7,249        4,634        7,697
    Shares Issued in Lieu of Dividends and Distributions          620           78           45            5
    Shares Redeemed                                            (3,003)      (7,981)      (1,574)      (5,658)
----------------------------------------------------------------------------------   -----------------------
        Increase (Decrease) in Net Assets from
           Institutional Class Share Transactions               1,423         (654)       3,105        2,044
----------------------------------------------------------------------------------   -----------------------
    CLASS A:
    Shares Issued                                               3,070        4,721        1,944        3,941
    Shares Issued in Lieu of Dividends and Distributions          294           21           18           --
    Shares Redeemed                                              (848)        (702)        (550)        (719)
----------------------------------------------------------------------------------   -----------------------
        Increase (Decrease) in Net Assets from
           Class A Share Transactions                           2,516        4,040        1,412        3,222
----------------------------------------------------------------------------------   -----------------------
    CLASS R:
    Shares Issued                                                  --           --           --           --
    Shares Issued in Lieu of Dividends and Distributions           --           --           --           --
    Shares Redeemed                                                --           --           --           --
----------------------------------------------------------------------------------   -----------------------
        Increase in Net Assets from
           Class R Share Transactions                              --           --           --           --
----------------------------------------------------------------------------------   -----------------------
Net Increase (Decrease) in Net Assets from
    Share Transactions                                          3,939        3,386        4,517        5,266
----------------------------------------------------------------------------------   -----------------------
        Total Increase in Net Assets                            5,486        9,817        6,094        6,584
----------------------------------------------------------------------------------   -----------------------
NET ASSETS:
    Beginning of period                                        44,625       34,808       30,798       24,214
----------------------------------------------------------------------------------   -----------------------
    End of period                                          $   50,111   $   44,625   $   36,892   $   30,798
==================================================================================   =======================
Undistributed (Distributions in Excess of)
Net Investment Income                                      $       --   $       (1)  $       --   $        3
----------------------------------------------------------------------------------   -----------------------

(1)   SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 52

--------------------------------------------------------------------------------

                                                                RCB SMALL CAP           TECHNOLOGY GROWTH
                                                              VALUE FUND (000)             FUND (000)
                                                           -----------------------   -----------------------
                                                              2005         2004         2005         2004
----------------------------------------------------------------------------------   -----------------------
OPERATIONS:
    Net Investment Income (Loss)                           $       48   $       (3)  $       14   $      (23)
    Net Realized Gain (Loss) from
        Security Transactions                                   4,260        2,093           (6)        (242)
    Net Change in Unrealized Appreciation
        (Depreciation) on Investments                             147        4,851          128          175
----------------------------------------------------------------------------------   -----------------------
        Net Increase (Decrease) in Net Assets
           Resulting from Operations                            4,455        6,941          136          (90)
----------------------------------------------------------------------------------   -----------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
    Net Investment Income:
    INSTITUTIONAL CLASS                                            --           --           --           --
    CLASS A                                                        --           --           --           --
    Realized Capital Gains:
    INSTITUTIONAL CLASS                                          (462)         (23)          --           --
    CLASS A                                                      (480)         (11)          --           --
    CLASS R                                                    (2,072)         (53)          --           --
----------------------------------------------------------------------------------   -----------------------
           Total Dividends and Distributions                   (3,014)         (87)          --           --
----------------------------------------------------------------------------------   -----------------------
CAPITAL SHARE TRANSACTIONS:(1)
    INSTITUTIONAL CLASS:
    Shares Issued                                               5,893        4,885          273          268
    Shares Issued in Lieu of Dividends and Distributions          325           14           --           --
    Shares Redeemed                                            (1,025)      (3,741)        (283)        (185)
----------------------------------------------------------------------------------   -----------------------
        Increase (Decrease) in Net Assets from
           Institutional Class Share Transactions               5,193        1,158          (10)          83
----------------------------------------------------------------------------------   -----------------------
    CLASS A:
    Shares Issued                                               4,396        6,794            2          633
    Shares Issued in Lieu of Dividends and Distributions          391            8           --           --
    Shares Redeemed                                              (759)      (2,541)          (8)        (273)
----------------------------------------------------------------------------------   -----------------------
        Increase (Decrease) in Net Assets from
           Class A Share Transactions                           4,028        4,261           (6)         360
----------------------------------------------------------------------------------   -----------------------
    CLASS R:
    Shares Issued                                              16,788       20,199           --           --
    Shares Issued in Lieu of Dividends and Distributions        1,992           52           --           --
    Shares Redeemed                                            (8,886)      (2,432)          --           --
----------------------------------------------------------------------------------   -----------------------
        Increase in Net Assets from
           Class R Share Transactions                           9,894       17,819           --           --
----------------------------------------------------------------------------------   -----------------------
Net Increase (Decrease) in Net Assets from
    Share Transactions                                         19,115       23,238          (16)         443
----------------------------------------------------------------------------------   -----------------------
        Total Increase in Net Assets                           20,556       30,092          120          353
----------------------------------------------------------------------------------   -----------------------
NET ASSETS:
    Beginning of period                                        52,979       22,887        2,216        1,863
----------------------------------------------------------------------------------   -----------------------
    End of period                                          $   73,535   $   52,979   $    2,336   $    2,216
==================================================================================   =======================
Undistributed (Distributions in Excess of)
Net Investment Income                                      $       48   $       --   $       14   $       --
----------------------------------------------------------------------------------   -----------------------

                                                               CORPORATE BOND
                                                                 FUND (000)
                                                           -----------------------
                                                              2005        2004
----------------------------------------------------------------------------------

OPERATIONS:
    Net Investment Income (Loss)                           $      936   $    1,718
    Net Realized Gain (Loss) from
        Security Transactions                                      (7)         302
    Net Change in Unrealized Appreciation
        (Depreciation) on Investments                          (1,216)        (967)
----------------------------------------------------------------------------------
        Net Increase (Decrease) in Net Assets
           Resulting from Operations                             (287)       1,053
----------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
    Net Investment Income:
    INSTITUTIONAL CLASS                                          (907)      (1,679)
    CLASS A                                                       (29)         (39)
    Realized Capital Gains:
    INSTITUTIONAL CLASS                                          (293)        (412)
    CLASS A                                                       (10)          (5)
    CLASS R                                                        --           --
----------------------------------------------------------------------------------
           Total Dividends and Distributions                   (1,239)      (2,135)
----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
    INSTITUTIONAL CLASS:
    Shares Issued                                               6,860       16,489
    Shares Issued in Lieu of Dividends and Distributions          237          353
    Shares Redeemed                                            (2,536)     (10,957)
----------------------------------------------------------------------------------
        Increase (Decrease) in Net Assets from
           Institutional Class Share Transactions               4,561        5,885
----------------------------------------------------------------------------------
    CLASS A:
    Shares Issued                                                 273        1,209
    Shares Issued in Lieu of Dividends and Distributions           19           26
    Shares Redeemed                                              (332)        (522)
----------------------------------------------------------------------------------
        Increase (Decrease) in Net Assets from
           Class A Share Transactions                             (40)         713
----------------------------------------------------------------------------------
    CLASS R:
    Shares Issued                                                  --           --
    Shares Issued in Lieu of Dividends and Distributions           --           --
    Shares Redeemed                                                --           --
----------------------------------------------------------------------------------
        Increase in Net Assets from
           Class R Share Transactions                              --           --
----------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
    Share Transactions                                          4,521        6,598
----------------------------------------------------------------------------------
        Total Increase in Net Assets                            2,995        5,516
----------------------------------------------------------------------------------
NET ASSETS:
    Beginning of period                                        48,602       43,086
----------------------------------------------------------------------------------
    End of period                                          $   51,597   $   48,602
==================================================================================
Undistributed (Distributions in Excess of)
Net Investment Income                                      $       --   $       --
----------------------------------------------------------------------------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 53

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

                                                                 GOVERNMENT           CALIFORNIA TAX EXEMPT
                                                               BOND FUND (000)           BOND FUND (000)
                                                           -----------------------   -----------------------
                                                              2005         2004          2005        2004
----------------------------------------------------------------------------------   -----------------------
OPERATIONS:
    Net Investment Income                                  $      306   $      454   $      284   $      459
    Net Realized Gain (Loss) from
        Security Transactions                                     (25)         116           62           38
    Net Change in Unrealized Appreciation
        (Depreciation) on Investments                            (285)        (383)        (429)        (112)
----------------------------------------------------------------------------------   -----------------------
        Net Increase (Decrease) in Net Assets
           Resulting from Operations                               (4)         187          (83)         385
----------------------------------------------------------------------------------   -----------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
    Net Investment Income:
    INSTITUTIONAL CLASS                                          (304)        (446)        (252)        (425)
    CLASS A                                                        (5)          (4)         (32)         (34)
    CLASS S                                                        --           --           --           --
    Realized Capital Gains:
    INSTITUTIONAL CLASS                                          (118)        (210)         (70)        (189)
    CLASS A                                                        (2)          (1)         (11)         (13)
    CLASS S                                                        --           --           --           --
----------------------------------------------------------------------------------   -----------------------
        Total Dividends and Distributions                        (429)        (661)        (365)        (661)
----------------------------------------------------------------------------------   -----------------------
CAPITAL SHARE TRANSACTIONS:(1)
    INSTITUTIONAL CLASS:
    Shares Issued                                               5,486        9,591        5,140        7,171
    Shares Issued in Lieu of Dividends and Distributions          120          179           69           83
    Shares Redeemed                                            (1,331)      (3,994)      (3,175)      (3,735)
----------------------------------------------------------------------------------   -----------------------
        Increase (Decrease) in Net Assets from
           Institutional Class Share Transactions               4,275        5,776        2,034        3,519
----------------------------------------------------------------------------------   -----------------------
    CLASS A:
    Shares Issued                                                  76          433          300        1,710
    Shares Issued in Lieu of Dividends and Distributions            3            3           24           32
    Shares Redeemed                                              (140)         (15)        (731)         (35)
----------------------------------------------------------------------------------   -----------------------
        Increase (Decrease) in Net Assets from
           Class A Share Transactions                             (61)         421         (407)       1,707
----------------------------------------------------------------------------------   -----------------------
    CLASS S:
    Shares Issued                                                  --           --           --           --
    Shares Issued in Lieu of Dividends and Distributions           --           --           --           --
    Shares Redeemed                                                --           --           --           --
----------------------------------------------------------------------------------   -----------------------
        Increase (Decrease) in Net Assets from
           Class S Share Transactions                              --           --           --           --
----------------------------------------------------------------------------------   -----------------------
Net Increase (Decrease) in Net Assets from
    Share Transactions                                          4,214        6,197        1,627        5,226
----------------------------------------------------------------------------------   -----------------------
Total Increase (Decrease) in Net Assets                         3,781        5,723        1,179        4,950
----------------------------------------------------------------------------------   -----------------------
NET ASSETS:
    Beginning of period                                        21,337       15,614       20,228       15,278
----------------------------------------------------------------------------------   -----------------------
    End of period                                          $   25,118   $   21,337   $   21,407   $   20,228
==================================================================================   =======================
Undistributed (Distributions in excess of )
    Net Investment Income                                  $       --   $       --   $       --   $       --
----------------------------------------------------------------------------------   -----------------------

(1)   SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 54

--------------------------------------------------------------------------------

                                                                 HIGH YIELD                PRIME MONEY
                                                               BOND FUND (000)          MARKET FUND (000)
                                                           -----------------------   -----------------------
                                                              2005         2004          2005        2004
----------------------------------------------------------------------------------   -----------------------
OPERATIONS:
    Net Investment Income                                  $    1,758   $    2,860   $    5,116   $    2,709
    Net Realized Gain (Loss) from
        Security Transactions                                     296          570            1            4
    Net Change in Unrealized Appreciation
        (Depreciation) on Investments                            (939)         735           --           --
----------------------------------------------------------------------------------   -----------------------
        Net Increase (Decrease) in Net Assets
           Resulting from Operations                            1,115        4,165        5,117        2,713
----------------------------------------------------------------------------------   -----------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
    Net Investment Income:
    INSTITUTIONAL CLASS                                          (933)      (1,366)      (2,882)      (1,845)
    CLASS A                                                      (813)      (1,480)      (1,370)        (642)
    CLASS S                                                        --           --         (864)        (233)
    Realized Capital Gains:
    INSTITUTIONAL CLASS                                            --           --           --           --
    CLASS A                                                        --           --           --           --
    CLASS S                                                        --           --           --           --
----------------------------------------------------------------------------------   -----------------------
        Total Dividends and Distributions                      (1,746)      (2,846)      (5,116)      (2,720)
----------------------------------------------------------------------------------   -----------------------
CAPITAL SHARE TRANSACTIONS:(1)
    INSTITUTIONAL CLASS:
    Shares Issued                                               4,053        9,880      630,630    1,030,373
    Shares Issued in Lieu of Dividends and Distributions          482          736          519          375
    Shares Redeemed                                            (3,727)      (1,740)    (629,026)    (950,623)
----------------------------------------------------------------------------------   -----------------------
        Increase (Decrease) in Net Assets from
           Institutional Class Share Transactions                 808        8,876        2,123       80,125
----------------------------------------------------------------------------------   -----------------------
    CLASS A:
    Shares Issued                                               2,758       12,671      397,034      697,874
    Shares Issued in Lieu of Dividends and Distributions          499          897          257          154
    Shares Redeemed                                            (2,442)     (10,513)    (347,099)    (702,159)
----------------------------------------------------------------------------------   -----------------------
        Increase (Decrease) in Net Assets from
           Class A Share Transactions                             815        3,055       50,192       (4,131)
----------------------------------------------------------------------------------   -----------------------
    CLASS S:
    Shares Issued                                                  --           --      267,524      460,307
    Shares Issued in Lieu of Dividends and Distributions           --           --           --           --
    Shares Redeemed                                                --           --     (241,825)    (463,168)
----------------------------------------------------------------------------------   -----------------------
        Increase (Decrease) in Net Assets from
           Class S Share Transactions                              --           --       25,699       (2,861)
----------------------------------------------------------------------------------   -----------------------
Net Increase (Decrease) in Net Assets from
    Share Transactions                                          1,623       11,931       78,014       73,133
----------------------------------------------------------------------------------   -----------------------
Total Increase (Decrease) in Net Assets                           992       13,250       78,015       73,126
----------------------------------------------------------------------------------   -----------------------
NET ASSETS:
    Beginning of period                                        43,515       30,265      684,028      610,902
----------------------------------------------------------------------------------   -----------------------
    End of period                                          $   44,507   $   43,515   $  762,043   $  684,028
==================================================================================   =======================
Undistributed (Distributions in excess of )
    Net Investment Income                                  $       --   $       --   $       --   $       --
----------------------------------------------------------------------------------   -----------------------

                                                              GOVERNMENT MONEY        CALIFORNIA TAX EXEMPT
                                                              MARKET FUND (000)      MONEY MARKET FUND (000)
                                                           -----------------------   -----------------------
                                                              2005         2004          2005        2004
----------------------------------------------------------------------------------   -----------------------
OPERATIONS:
    Net Investment Income                                  $   14,422   $    7,492   $    3,189   $    2,231
    Net Realized Gain (Loss) from
        Security Transactions                                      --            6           --          177
    Net Change in Unrealized Appreciation
        (Depreciation) on Investments                              --           --           --           --
----------------------------------------------------------------------------------   -----------------------
        Net Increase (Decrease) in Net Assets
           Resulting from Operations                           14,422        7,498        3,189        2,408
----------------------------------------------------------------------------------   -----------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
    Net Investment Income:
    INSTITUTIONAL CLASS                                          (376)        (293)        (539)        (539)
    CLASS A                                                   (12,656)      (6,772)      (2,531)      (1,641)
    CLASS S                                                    (1,392)        (427)        (123)         (51)
    Realized Capital Gains:
    INSTITUTIONAL CLASS                                            --           --          (28)          --
    CLASS A                                                        --           --         (144)          --
    CLASS S                                                        --           --           (7)          --
----------------------------------------------------------------------------------   -----------------------
        Total Dividends and Distributions                     (14,424)      (7,492)      (3,372)      (2,231)
----------------------------------------------------------------------------------   -----------------------
CAPITAL SHARE TRANSACTIONS:(1)
    INSTITUTIONAL CLASS:
    Shares Issued                                             236,199      579,828      561,147    1,066,689
    Shares Issued in Lieu of Dividends and Distributions            3            1            3            1
    Shares Redeemed                                          (234,274)    (593,062)    (545,186)  (1,075,122)
----------------------------------------------------------------------------------   -----------------------
        Increase (Decrease) in Net Assets from
           Institutional Class Share Transactions               1,928      (13,233)      15,964       (8,432)
----------------------------------------------------------------------------------   -----------------------
    CLASS A:
    Shares Issued                                           2,606,953    4,331,865      935,769    1,454,752
    Shares Issued in Lieu of Dividends and Distributions        8,539        4,840        2,179        1,367
    Shares Redeemed                                        (2,536,642)  (4,539,896)    (855,882)  (1,490,415)
----------------------------------------------------------------------------------   -----------------------
        Increase (Decrease) in Net Assets from
           Class A Share Transactions                          78,850     (203,191)      82,066      (34,296)
----------------------------------------------------------------------------------   -----------------------
    CLASS S:
    Shares Issued                                             325,434      739,765      146,172      256,655
    Shares Issued in Lieu of Dividends and Distributions           --           --           --           --
    Shares Redeemed                                          (337,790)    (668,217)    (123,647)    (247,146)
----------------------------------------------------------------------------------   -----------------------
        Increase (Decrease) in Net Assets from
           Class S Share Transactions                         (12,356)      71,548       22,525        9,509
----------------------------------------------------------------------------------   -----------------------
Net Increase (Decrease) in Net Assets from
    Share Transactions                                         68,422     (144,876)     120,555      (33,219)
----------------------------------------------------------------------------------   -----------------------
Total Increase (Decrease) in Net Assets                        68,420     (144,870)     120,372      (33,042)
----------------------------------------------------------------------------------   -----------------------
NET ASSETS:
    Beginning of period                                     2,164,370    2,309,240      617,962      651,004
----------------------------------------------------------------------------------   -----------------------
    End of period                                          $2,232,790   $2,164,370   $  738,334   $  617,962
==================================================================================   =======================
Undistributed (Distributions in excess of )
    Net Investment Income                                  $       (2)  $       --   $       --   $        4
----------------------------------------------------------------------------------   -----------------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 55

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
AND THE YEAR OR PERIOD ENDED SEPTEMBER 30,

--------------------------------------------------------------------------------

                                                    NET
                    NET                    REALIZED AND                   DISTRIBUTIONS           NET                       NET
                  ASSET            NET       UNREALIZED        DIVIDENDS           FROM         ASSET                    ASSETS
                  VALUE     INVESTMENT   GAINS (LOSSES)         FROM NET       REALIZED         VALUE                       END
              BEGINNING         INCOME               ON       INVESTMENT        CAPITAL           END        TOTAL    OF PERIOD
              OF PERIOD         (LOSS)       SECURITIES           INCOME          GAINS     OF PERIOD    RETURN+++         (000)
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
  2005*          $ 8.77         $ 0.05^          $ 0.66^          $(0.05)       $ (0.36)       $ 9.07         8.16%     $41,075
  2004             7.41           0.08^            1.36^           (0.08)            --          8.77        19.40       38,344
  2003             6.04           0.07             1.37            (0.07)            --          7.41        24.03       33,016
  2002             7.63           0.07            (1.47)           (0.07)         (0.12)         6.04       (18.88)      23,325
  2001            10.04           0.07            (1.57)           (0.07)         (0.84)         7.63       (16.36)      27,293
  2000            10.00           0.06             0.04            (0.06)            --         10.04         0.99       29,344
Class A (commenced operations on April 13, 2000)
  2005*          $ 8.76         $ 0.04^          $ 0.66^          $(0.04)       $ (0.36)       $ 9.06         8.04%     $ 9,036
  2004             7.41           0.05^            1.36^           (0.06)            --          8.76        19.01        6,281
  2003             6.04           0.06             1.37            (0.06)            --          7.41        23.75        1,792
  2002             7.62           0.05            (1.46)           (0.05)         (0.12)         6.04       (18.97)         769
  2001            10.04           0.04            (1.58)           (0.04)         (0.84)         7.62       (16.68)         704
  2000             9.55           0.03             0.49            (0.03)            --         10.04         5.48          732
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
  2005*          $ 6.76         $ 0.03^          $ 0.35^          $(0.03)       $    --        $ 7.11         5.68%     $29,971
  2004             6.37           0.01^            0.38^              --^^           --          6.76         6.20       25,575
  2003             5.25           0.01^            1.12^           (0.01)            --          6.37        21.51       22,249
  2002             6.36             --            (1.11)              --             --          5.25       (17.45)      14,195
  2001             9.37          (0.02)           (2.99)              --             --          6.36       (32.12)      15,550
  2000            10.00          (0.02)           (0.61)              --             --          9.37        (6.30)      21,639
Class A (commenced operations on March 28, 2000)
  2005*          $ 6.69         $ 0.03^          $ 0.35^          $(0.03)       $    --        $ 7.04         5.62%     $ 6,921
  2004             6.32          (0.01)^           0.38^              --^^           --          6.69         5.87        5,223
  2003             5.21          (0.01)^           1.12^              --             --          6.32        21.31        1,965
  2002             6.33          (0.02)           (1.10)              --             --          5.21       (17.69)         798
  2001             9.35          (0.03)           (2.99)              --             --          6.33       (32.30)         636
  2000            10.70          (0.01)           (1.34)              --             --          9.35       (12.62)         592
-------------------------------------------------------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
Institutional Class (commenced operations on October 3, 2001)
  2005*          $27.30         $ 0.05^          $ 2.08^          $   --        $ (1.37)       $28.06         7.87%     $14,377
  2004            21.92           0.06^            5.40^              --          (0.08)        27.30        24.97        8,955
  2003            15.06          (0.04)^           6.90^              --             --         21.92        45.55        6,236
  2002            17.11          (0.07)           (1.98)              --             --         15.06       (11.98)       1,768
Class A (commenced operations on October 3, 2001)
  2005*          $27.13         $ 0.01^          $ 2.07^          $   --        $ (1.37)       $27.84         7.73%     $11,768
  2004            21.84          (0.02)^           5.39^              --          (0.08)        27.13        24.64        7,551
  2003            15.04          (0.08)^           6.88^              --             --         21.84        45.21        2,384
  2002            17.11          (0.05)           (2.02)              --             --         15.04       (12.10)         410
Class R (commenced operations on September 30, 1998)(2)
  2005*          $27.09         $ 0.02^          $ 2.05^          $   --        $ (1.37)       $27.79         7.70%     $47,390
  2004            21.81          (0.02)^           5.38^              --          (0.08)        27.09        24.63       36,473
  2003            15.02          (0.07)^           6.86^              --             --         21.81        45.21       14,267
  2002            16.94          (0.12)           (1.80)              --             --         15.02       (11.33)      10,174
  2001**          18.84          (0.02)           (1.88)              --             --         16.94       (10.08)       8,122
  2001+           15.80          (0.09)            3.85               --          (0.72)(3)     18.84        24.34        8,869
  2000+           15.93          (0.06)            0.52               --          (0.59)        15.80         3.28        5,193
-------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY GROWTH FUND
Institutional Class (commenced operations on October 3, 2000)
  2005*          $ 3.46         $ 0.02^          $ 0.19^          $   --        $    --        $ 3.67         6.07%     $ 1,026
  2004             3.50          (0.03)^          (0.01)^             --             --          3.46        (1.14)         976
  2003             2.26          (0.02)            1.26               --             --          3.50        54.87          913
  2002             3.54          (0.03)           (1.25)              --             --          2.26       (36.16)         565
  2001            10.00          (0.02)           (6.43)           (0.01)            --          3.54       (64.56)         907
Class A (commenced operations on October 23, 2000)
  2005*          $ 3.42         $ 0.02^          $ 0.19^          $   --        $    --        $ 3.63         6.14%     $ 1,310
  2004             3.48          (0.04)^          (0.02)^             --             --          3.42        (1.72)       1,240
  2003             2.25          (0.03)            1.26               --             --          3.48        54.67          950
  2002             3.54          (0.04)           (1.25)              --             --          2.25       (36.44)         432
  2001            10.31          (0.03)           (6.73)           (0.01)            --          3.54       (65.37)         481

                                                                                                             RATIO
                                                                                                       OF EXPENSES
                                                                                                RATIO   TO AVERAGE
                                                                                               OF NET   NET ASSETS
                                                                                RATIO      INVESTMENT   (EXCLUDING
                                                                          OF EXPENSES   INCOME (LOSS)    WAIVERS &    PORTFOLIO
                                                                           TO AVERAGE      TO AVERAGE    RECAPTURE     TURNOVER
                                                                         NET ASSETS(1)   NET ASSETS(1)     FEES)(1)        RATE
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
  2005*                                                                          0.96%           1.13%        0.98%          19%
  2004                                                                           0.97            0.92         0.97           36
  2003                                                                           1.00            1.12         1.00           39
  2002                                                                           1.00            0.90         1.05           42
  2001                                                                           1.00            0.74         1.09           51
  2000                                                                           1.00            0.87         1.12           38
Class A (commenced operations on April 13, 2000)
  2005*                                                                          1.21%           0.88%        1.23%          19%
  2004                                                                           1.22            0.64         1.22           36
  2003                                                                           1.25            0.84         1.25           39
  2002                                                                           1.25            0.65         1.30           42
  2001                                                                           1.25            0.49         1.34           51
  2000                                                                           1.25            0.62         1.37           38
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
  2005*                                                                          0.98%           0.98%        1.00%          14%
  2004                                                                           1.01            0.10         1.01           50
  2003                                                                           1.05            0.16         1.03           43
  2002                                                                           1.05           (0.04)        1.09           31
  2001                                                                           1.05           (0.22)        1.13           58
  2000                                                                           1.05           (0.31)        1.16           51
Class A (commenced operations on March 28, 2000)
  2005*                                                                          1.23%           0.75%        1.25%          14%
  2004                                                                           1.26           (0.14)        1.26           50
  2003                                                                           1.30           (0.09)        1.29           43
  2002                                                                           1.30           (0.29)        1.34           31
  2001                                                                           1.30           (0.47)        1.38           58
  2000                                                                           1.30           (0.56)        1.41           51
-------------------------------------------------------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
Institutional Class (commenced operations on October 3, 2001)
  2005*                                                                          1.19%           0.35%        1.20%          25%
  2004                                                                           1.21            0.23         1.20           40
  2003                                                                           1.24           (0.20)        1.24           65
  2002                                                                           1.24           (0.46)        1.28           39
Class A (commenced operations on October 3, 2001)
  2005*                                                                          1.43%           0.09%        1.45%          25%
  2004                                                                           1.49           (0.07)        1.48           40
  2003                                                                           1.49           (0.45)        1.49           65
  2002                                                                           1.49           (0.74)        1.53           39
Class R (commenced operations on September 30, 1998)(2)
  2005*                                                                          1.43%           0.11%        1.45%          25%
  2004                                                                           1.49           (0.07)        1.48           40
  2003                                                                           1.49           (0.41)        1.49           65
  2002                                                                           1.49           (0.70)        1.53           39
  2001**                                                                         1.26           (0.51)        2.63            5
  2001+                                                                          1.49           (0.69)        2.85           43
  2000+                                                                          1.49           (0.50)        3.49           60
-------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY GROWTH FUND
Institutional Class (commenced operations on October 3, 2000)
  2005*                                                                          1.20%           1.30%        1.21%          21%
  2004                                                                           1.20           (0.82)        1.28           33
  2003                                                                           1.20           (0.78)        1.36           29
  2002                                                                           1.20           (0.88)        1.37           24
  2001                                                                           1.20           (0.38)++      1.41           23
Class A (commenced operations on October 23, 2000)
  2005*                                                                          1.50%           1.01%        1.51%          21%
  2004                                                                           1.50           (1.12)        1.58           33
  2003                                                                           1.50           (1.08)        1.66           29
  2002                                                                           1.50           (1.18)        1.67           24
  2001                                                                           1.50           (1.04)++      1.71           23

  *   FOR THE SIX MONTHS ENDED MARCH 31, 2005.

 **   FOR THE THREE MONTH PERIOD ENDING SEPTEMBER 30, 2001.

  +   FOR THE YEARS ENDING JUNE 30.

 ++ RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS AND THE EFFECTS OF ANNUALIZATION.

+++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  ^ PER SHARE CALCULATIONS ARE BASED ON AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

 ^^   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) ON OCTOBER 3, 2001, THE RCB SMALL CAP FUND EXCHANGED ALL OF ITS ASSETS AND LIABILITIES FOR SHARES OF THE CNI CHARTER RCB SMALL CAP VALUE FUND. THE CNI CHARTER RCB SMALL CAP VALUE FUND IS THE ACCOUNTING SURVIVOR IN THIS TRANSACTION, AND AS A RESULT, ITS BASIS OF ACCOUNTING FOR ASSETS AND LIABILITIES AND ITS OPERATING RESULTS FOR THE PERIODS PRIOR TO OCTOBER 3, 2001 HAVE BEEN CARRIED FORWARD IN THESE FINANCIAL HIGHLIGHTS.

(3)   INCLUDES RETURN OF CAPITAL OF $0.35 PER SHARE.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 56

--------------------------------------------------------------------------------

                                                    NET
                    NET                    REALIZED AND                   DISTRIBUTIONS           NET                       NET
                  ASSET            NET       UNREALIZED        DIVIDENDS           FROM         ASSET                    ASSETS
                  VALUE     INVESTMENT   GAINS (LOSSES)         FROM NET       REALIZED         VALUE                       END
              BEGINNING         INCOME               ON       INVESTMENT        CAPITAL           END        TOTAL    OF PERIOD
              OF PERIOD          (LOSS)      SECURITIES           INCOME          GAINS     OF PERIOD       RETURN++       (000)
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2005*          $10.60         $ 0.20^          $(0.25)^         $(0.20)        $(0.06)       $10.29        (0.47)%    $50,166
  2004            10.89           0.41^           (0.18)^          (0.41)         (0.11)        10.60         2.15       47,080
  2003            10.65           0.46             0.24            (0.46)            --         10.89         6.74       42,256
  2002            10.72           0.53             0.09            (0.53)         (0.16)        10.65         6.06       40,807
  2001            10.14           0.60             0.60            (0.60)         (0.02)        10.72        12.14       32,800
  2000            10.00           0.42             0.14            (0.42)            --         10.14         5.76       22,711
Class A (commenced operations on April 13, 2000)
  2005*          $10.61         $ 0.18^          $(0.26)^         $(0.18)        $(0.06)       $10.29        (0.69)%    $ 1,431
  2004            10.89           0.37^           (0.16)^          (0.38)         (0.11)        10.61         1.99        1,522
  2003            10.65           0.44             0.23            (0.43)            --         10.89         6.47          830
  2002            10.73           0.50             0.08            (0.50)         (0.16)        10.65         5.69          544
  2001            10.13           0.57             0.62            (0.57)         (0.02)        10.73        12.08           93
  2000            10.06           0.31             0.07            (0.31)            --         10.13         3.81          424
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2005*          $10.62         $ 0.14^          $(0.14)^         $(0.14)        $(0.06)       $10.42         0.00%     $24,751
  2004            10.93           0.25^           (0.17)^          (0.25)         (0.14)        10.62         0.81       20,901
  2003            11.02           0.36^           (0.07)^          (0.37)         (0.01)        10.93         2.68**     15,596
  2002            10.80           0.44             0.34            (0.44)         (0.12)        11.02         7.53       14,502
  2001            10.17           0.53             0.63            (0.53)            --         10.80        11.67       12,648
  2000            10.00           0.38             0.17            (0.38)            --         10.17         5.64       11,233
Class A (commenced operations on April 13, 2000)
  2005*          $10.64         $ 0.13^          $(0.13)^         $(0.13)        $(0.06)       $10.45        (0.03)%    $   367
  2004            10.95           0.23^           (0.17)^          (0.23)         (0.14)        10.64         0.55          436
  2003            11.01           0.33^           (0.04)^          (0.34)         (0.01)        10.95         2.71**         18
  2002            10.77           0.43             0.34            (0.41)         (0.12)        11.01         7.47          525
  2001            10.16           0.49             0.63            (0.51)            --         10.77        11.25            4
  2000            10.06           0.23             0.10            (0.23)            --         10.16         3.37           49
-------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2005*          $10.41         $ 0.14^          $(0.17)^         $(0.14)        $(0.04)       $10.20        (0.31)%    $19,427
  2004            10.60           0.27^           (0.06)^          (0.27)         (0.13)        10.41         2.00       17,789
  2003            10.83           0.31            (0.04)           (0.31)         (0.19)        10.60         2.63       14,546
  2002            10.50           0.36             0.41            (0.35)         (0.09)        10.83         7.58       16,147
  2001            10.22           0.43             0.30            (0.43)         (0.02)        10.50         7.21       15,526
  2000            10.00           0.32             0.22            (0.32)            --         10.22         5.43       11,638
Class A (commenced operations on April 13, 2000)
  2005*          $10.44         $ 0.12^          $(0.17)^         $(0.12)        $(0.04)       $10.23        (0.44)%    $ 1,980
  2004            10.62           0.24^           (0.05)^          (0.24)         (0.13)        10.44         1.84        2,439
  2003            10.85           0.27            (0.02)           (0.29)         (0.19)        10.62         2.37          732
  2002            10.51           0.33             0.43            (0.33)         (0.09)        10.85         7.40           13
  2001            10.22           0.41             0.30            (0.40)         (0.02)        10.51         7.08            6
  2000            10.10           0.20             0.12            (0.20)            --         10.22         3.20            1
-------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2005*          $ 9.31         $ 0.36^          $(0.12)^         $(0.36)        $   --        $ 9.19         2.55%     $23,367
  2004             8.95           0.72^            0.36^           (0.72)            --          9.31        12.47       22,860
  2003             8.16           0.76             0.79            (0.76)            --          8.95        19.75       13,387
  2002             8.57           0.83            (0.40)           (0.84)            --          8.16         4.80       10,020
  2001             9.76           0.98            (1.18)           (0.98)         (0.01)         8.57        (2.45)       9,310
  2000            10.00           0.64            (0.24)           (0.64)            --          9.76         4.21        9,877
Class A (commenced operations on January 14, 2000)
  2005*          $ 9.31         $ 0.35^          $(0.12)^         $(0.35)        $   --        $ 9.19         2.40%     $21,140
  2004             8.95           0.70^            0.35^           (0.69)            --          9.31        12.14       20,655
  2003             8.16           0.74             0.78            (0.73)            --          8.95        19.39       16,878
  2002             8.57           0.81            (0.40)           (0.82)            --          8.16         4.49        9,397
  2001             9.76           0.95            (1.18)           (0.95)         (0.01)         8.57        (2.74)       3,973
  2000            10.00           0.62            (0.24)           (0.62)            --          9.76         3.94        1,043

                                                                                                             RATIO
                                                                                                       OF EXPENSES
                                                                                                RATIO   TO AVERAGE
                                                                                               OF NET   NET ASSETS
                                                                                RATIO      INVESTMENT   (EXCLUDING
                                                                          OF EXPENSES   INCOME (LOSS)    WAIVERS &    PORTFOLIO
                                                                           TO AVERAGE      TO AVERAGE    RECAPTURE     TURNOVER
                                                                         NET ASSETS(1)   NET ASSETS(1)     FEES)(1)        RATE
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2005*                                                                          0.75%           3.77%        0.76%           6%
  2004                                                                           0.75            3.82         0.79           57
  2003                                                                           0.75            4.30         0.78           66
  2002                                                                           0.75            5.04         0.82           55
  2001                                                                           0.75            5.71+        0.86           83
  2000                                                                           0.75            6.09         0.91            6
Class A (commenced operations on April 13, 2000)
  2005*                                                                          1.00%           3.51%        1.01%           6%
  2004                                                                           1.00            3.51         1.04           57
  2003                                                                           1.00            4.00         1.03           66
  2002                                                                           1.00            4.71         1.07           55
  2001                                                                           1.00            5.67+        1.11           83
  2000                                                                           1.00            5.84         1.16            6
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2005*                                                                          0.70%           2.70%        0.79%          12%
  2004                                                                           0.70            2.39         0.81          169
  2003                                                                           0.70            3.26         0.81           54
  2002                                                                           0.70            4.11+        0.86           70
  2001                                                                           0.70            5.04+        0.91          126
  2000                                                                           0.70            5.49         0.97           21
Class A (commenced operations on April 13, 2000)
  2005*                                                                          0.95%           2.44%        1.04%          12%
  2004                                                                           0.95            2.14         1.06          169
  2003                                                                           0.95            3.00         1.06           54
  2002                                                                           0.95            3.70         1.11           70
  2001                                                                           0.95            5.03+        1.16          126
  2000                                                                           0.95            5.24         1.22           21
-------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2005*                                                                          0.50%           2.68%        0.63%          28%
  2004                                                                           0.50            2.55         0.65           51
  2003                                                                           0.50            2.91         0.65           68
  2002                                                                           0.50            3.33         0.70           90
  2001                                                                           0.50            4.11         0.75           56
  2000                                                                           0.50            4.50         0.79           49
Class A (commenced operations on April 13, 2000)
  2005*                                                                          0.75%           2.41%        0.88%          28%
  2004                                                                           0.75            2.29         0.90           51
  2003                                                                           0.75            2.62         0.90           68
  2002                                                                           0.75            3.05         0.95           90
  2001                                                                           0.75            3.82         1.00           56
  2000                                                                           0.75            4.25         1.04           49
-------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2005*                                                                          1.00%           7.70%        1.11%          15%
  2004                                                                           1.00            7.87         1.14           35
  2003                                                                           1.00            8.84         1.13           36
  2002                                                                           1.00            9.48         1.18           30
  2001                                                                           1.00           10.52         1.23           12
  2000                                                                           1.00            9.41         1.31            5
Class A (commenced operations on January 14, 2000)
  2005*                                                                          1.30%           7.41%        1.41%          15%
  2004                                                                           1.30            7.56         1.44           35
  2003                                                                           1.30            8.44         1.43           36
  2002                                                                           1.30            9.03         1.48           30
  2001                                                                           1.30           10.14         1.53           12
  2000                                                                           1.30            9.11         1.61            5

  *   FOR THE SIX MONTHS ENDED MARCH 31, 2005.

 ** TOTAL RETURN FOR CLASS A OF THE GOVERNMENT BOND FUND IS GREATER THAN THE INSTITUTIONAL CLASS'S DUE TO A LARGE REDEMPTION DURING THE YEAR.

  + RATIOS REFLECT THE IMPACT OF SIGNIFICANT CHANGES IN AVERAGE NET ASSETS AND THE EFFECTS OF ANNUALIZATION.

 ++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  ^ PER SHARE CALCULATIONS ARE BASED ON THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 57

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
AND THE YEAR OR PERIOD ENDED SEPTEMBER 30, OR PERIOD ENDED OCTOBER 31,

--------------------------------------------------------------------------------

                           NET                                             NET                             NET
                         ASSET                       DIVIDENDS           ASSET                          ASSETS
                         VALUE           NET          FROM NET           VALUE                             END
                     BEGINNING    INVESTMENT        INVESTMENT             END         TOTAL         OF PERIOD
                     OF PERIOD        INCOME            INCOME       OF PERIOD     RETURN+++              (000)
--------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
Institutional Class (commenced operations on March 23, 1998)
  2005*                  $1.00        $0.008           $(0.008)          $1.00          0.78%       $  369,332
  2004                    1.00         0.006            (0.006)           1.00          0.58           367,209
  2003                    1.00         0.007            (0.007)           1.00          0.68           287,087
  2002                    1.00         0.014            (0.014)           1.00          1.37           290,778
  2001                    1.00         0.046            (0.046)           1.00          4.65           304,698
  2000**                  1.00         0.051            (0.051)           1.00          5.24           201,688
Class A (commenced operations on October 18, 1999)
  2005*                  $1.00        $0.007           $(0.007)          $1.00          0.67%       $  251,250
  2004                    1.00         0.004            (0.004)           1.00          0.36           201,058
  2003                    1.00         0.005            (0.005)           1.00          0.46           205,191
  2002                    1.00         0.011            (0.011)           1.00          1.15           228,807
  2001                    1.00         0.043            (0.043)           1.00          4.42           243,340
  2000**                  1.00         0.049            (0.049)           1.00          5.03           251,225
Class S (commenced operations on October 26, 1999)
  2005*                  $1.00        $0.006           $(0.006)          $1.00          0.57%       $  141,461
  2004                    1.00         0.002            (0.002)           1.00          0.21           115,761
  2003                    1.00         0.003            (0.003)           1.00          0.29           118,624
  2002                    1.00         0.009            (0.009)           1.00          0.95           129,180
  2001                    1.00         0.041            (0.041)           1.00          4.21           126,281
  2000**                  1.00         0.047            (0.047)           1.00          4.83            72,287
--------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
Institutional Class (commenced operations on April 3, 2000)
  2005*                  $1.00        $0.008           $(0.008)          $1.00          0.77%       $   45,536
  2004                    1.00         0.006            (0.006)           1.00          0.57            43,608
  2003                    1.00         0.007            (0.007)           1.00          0.70            56,841
  2002                    1.00         0.014            (0.014)           1.00          1.38            51,985
  2001                    1.00         0.046            (0.046)           1.00          4.70            76,802
  2000**                  1.00         0.029            (0.029)           1.00          2.90            27,849
Class A (commenced operations on June 21, 1999)
  2005*                  $1.00        $0.007           $(0.007)          $1.00          0.66%       $1,936,524
  2004                    1.00         0.004            (0.004)           1.00          0.35         1,857,676
  2003                    1.00         0.005            (0.005)           1.00          0.48         2,060,860
  2002                    1.00         0.012            (0.012)           1.00          1.16         2,149,151
  2001                    1.00         0.044            (0.044)           1.00          4.47         2,531,500
  2000**                  1.00         0.049            (0.049)           1.00          4.96         1,887,860
Class S (commenced operations on October 6, 1999)
  2005*                  $1.00        $0.006           $(0.006)          $1.00          0.56%       $  250,730
  2004                    1.00         0.002            (0.002)           1.00          0.20           263,086
  2003                    1.00         0.003            (0.003)           1.00          0.30           191,539
  2002                    1.00         0.010            (0.010)           1.00          0.96           219,387
  2001                    1.00         0.042            (0.042)           1.00          4.26           147,035
  2000**                  1.00         0.047            (0.047)           1.00          4.77            41,593
--------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
Institutional Class (commenced operations on April 3, 2000)
  2005*                  $1.00        $0.006           $(0.006)          $1.00          0.59%       $   95,350
  2004                    1.00         0.005            (0.005)           1.00          0.52            79,413
  2003                    1.00         0.006            (0.006)           1.00          0.62            87,820
  2002                    1.00         0.010            (0.010)           1.00          0.98            58,923
  2001                    1.00         0.025            (0.025)           1.00          2.51            50,543
  2000**                  1.00         0.016            (0.016)           1.00          1.64             6,825
Class A (commenced operations on June 21, 1999)
  2005*                  $1.00        $0.005           $(0.005)          $1.00          0.48%       $  586,945
  2004                    1.00         0.003            (0.003)           1.00          0.29           505,029
  2003                    1.00         0.004            (0.004)           1.00          0.41           539,182
  2002                    1.00         0.007            (0.007)           1.00          0.75           519,269
  2001                    1.00         0.023            (0.023)           1.00          2.28           638,446
  2000**                  1.00         0.025            (0.025)           1.00          2.55           549,237
Class S (commenced operations on November 12, 1999)
  2005*                  $1.00        $0.004           $(0.004)          $1.00          0.38%       $   56,039
  2004                    1.00         0.002            (0.002)           1.00          0.15            33,520
  2003                    1.00         0.003            (0.003)           1.00          0.27            24,002
  2002                    1.00         0.005            (0.005)           1.00          0.55            29,626
  2001                    1.00         0.021            (0.021)           1.00          2.08            16,851
  2000**                  1.00         0.023            (0.023)           1.00          2.30             7,723

                                                                                         RATIO           RATIO
                                                                                        OF NET     OF EXPENSES
                                                                         RATIO      INVESTMENT      TO AVERAGE
                                                                   OF EXPENSES          INCOME      NET ASSETS
                                                                    TO AVERAGE      TO AVERAGE      (EXCLUDING
                                                                  NET ASSETS(1)   NET ASSETS(1)    WAIVERS)(1)
--------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
Institutional Class (commenced operations on March 23, 1998)
  2005*                                                                   0.60%           1.56%           0.61%
  2004                                                                    0.63            0.59            0.63
  2003                                                                    0.63            0.68            0.64
  2002                                                                    0.63            1.37            0.67
  2001                                                                    0.63            4.42++          0.71
  2000**                                                                  0.63            5.62+           0.71
Class A (commenced operations on October 18, 1999)
  2005*                                                                   0.83%           1.33%           1.11%
  2004                                                                    0.85            0.35            1.13
  2003                                                                    0.85            0.47            1.14
  2002                                                                    0.85            1.15            1.17
  2001                                                                    0.85            4.39++          1.21
  2000**                                                                  0.85            5.61+           1.21
Class S (commenced operations on October 26, 1999)
  2005*                                                                   1.02%           1.14%           1.11%
  2004                                                                    1.00            0.21            1.13
  2003                                                                    1.03            0.29            1.14
  2002                                                                    1.05            0.95            1.17
  2001                                                                    1.05            4.12++          1.21
  2000**                                                                  1.05            5.47+           1.21
--------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
Institutional Class (commenced operations on April 3, 2000)
  2005*                                                                   0.62%           1.54%           0.63%
  2004                                                                    0.63            0.56            0.64
  2003                                                                    0.63            0.68            0.64
  2002                                                                    0.63            1.43            0.66
  2001                                                                    0.63            3.97++          0.66
  2000**                                                                  0.63            5.84            0.68
Class A (commenced operations on June 21, 1999)
  2005*                                                                   0.84%           1.32%           1.13%
  2004                                                                    0.85            0.35            1.14
  2003                                                                    0.85            0.48            1.14
  2002                                                                    0.85            1.18            1.16
  2001                                                                    0.85            4.27++          1.16
  2000**                                                                  0.85            5.32            1.18
Class S (commenced operations on October 6, 1999)
  2005*                                                                   1.04%           1.12%           1.13%
  2004                                                                    1.00            0.21            1.14
  2003                                                                    1.03            0.31            1.14
  2002                                                                    1.05            0.93            1.16
  2001                                                                    1.05            3.62++          1.16
  2000**                                                                  1.05            5.39            1.18
--------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
Institutional Class (commenced operations on April 3, 2000)
  2005*                                                                   0.55%           1.13%           0.63%
  2004                                                                    0.55            0.51            0.65
  2003                                                                    0.55            0.59            0.65
  2002                                                                    0.55            0.96            0.69
  2001                                                                    0.55            2.12++          0.72
  2000**                                                                  0.55            3.29            0.74
Class A (commenced operations on June 21, 1999)
  2005*                                                                   0.78%           0.91%           1.13%
  2004                                                                    0.78            0.29            1.15
  2003                                                                    0.76            0.41            1.15
  2002                                                                    0.78            0.75            1.19
  2001                                                                    0.78            2.22++          1.22
  2000**                                                                  0.78            2.74            1.24
Class S (commenced operations on November 12, 1999)
  2005*                                                                   0.98%           0.71%           1.15%
  2004                                                                    0.91            0.15            1.15
  2003                                                                    0.89            0.27            1.15
  2002                                                                    0.98            0.53            1.19
  2001                                                                    0.98            1.96++          1.22
  2000**                                                                  0.98            2.69            1.24

  *   FOR THE SIX MONTHS ENDED MARCH 31, 2005.

 **   THE FUND'S YEAR-END CHANGED FROM OCTOBER 31 TO SEPTEMBER 30.

  + RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS AND THE EFFECTS OF ANNUALIZATION.

 ++ RATIOS REFLECT THE IMPACT OF SIGNIFICANT CHANGES IN AVERAGE NET ASSETS AND THE EFFECTS OF ANNUALIZATION.

+++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 58

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

1. ORGANIZATION:

The CNI Charter Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven portfolios. The financial statements included herein are those of the Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund, Technology Growth Fund (collectively, the "Equity Funds"); Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund (collectively, the "Fixed Income Funds"); Prime Money Market Fund, Government Money Market Fund and California Tax Exempt Money Market Fund (collectively, the "Money Market Funds"); (each a "Fund", collectively, the "Funds"). The Equity and Fixed Income Funds are registered to offer Institutional and Class A Shares; in addition, the RCB Small Cap Value Fund is registered to offer Class R shares. The Money Market Funds are registered to offer Institutional, Class A and Class S Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Directors. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's


                           CNI CHARTER FUNDS | PAGE 59

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA TRANSACTIONS - The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. As of March 31, 2005, the Funds did not hold any TBA securities.

CLASSES - Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid to shareholders monthly for the Fixed Income and Money Market Funds. Dividends from net investment income are declared and paid quarterly for the Large Cap Value Equity, Large Cap Growth Equity, and Technology Growth Funds. For the RCB Small Cap Value Fund, dividends from net investment income are declared and paid annually. Distributions from net realized capital gains are distributed to shareholders at least annually.

3. ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES
   AGREEMENTS:

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement dated April 1, 1999, as amended January 1, 2005, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, and 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator. Prior to January 1, 2005, the Administrator received an annual fee of 0.10% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.08% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, and 0.06% of aggregate average daily net assets of the Trust exceeding $5 billion, with each Fund being subject to a minimum annual fee of $90,000.

The Trust has adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A, S and R Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class A Shares and Class S Shares of the Money Market Funds and 0.25% of the Class A Shares of the Equity and Fixed Income Funds and the Class R Shares of the RCB Small Cap Value Fund, with the exception of 0.30% charged to the Class A Shares of the Technology Growth and High Yield Bond Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

The Trust and the Distributor are parties to a Distribution Agreement dated April 1, 1999. The Distributor receives no fees for its distribution services under this agreement.

SEI Investments Fund Management serves as Transfer Agent for the Trust whereby they provide services at an annual rate of $15,000 per share class. The Transfer Agent has voluntarily agreed to waive these fees.

Wachovia Bank, N.A. serves as Custodian for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Trust has also adopted a Shareholder Servicing Agreement that permits payment of compensation to service providers, that may include City National Bank ("CNB"), that have agreed to provide certain shareholder support for their customers who own Institutional Class, Class A, Class S or Class R Shares. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of each Fund's average daily net assets. For the six-months ended March 31, 2005, CNB received Shareholder Servicing fees from the Trust in the amount of $3,686,747.

Certain officers of the Trust are also officers of City National Asset Management, Inc. ("CNAM", the "Adviser"), the


                           CNI CHARTER FUNDS | PAGE 60

--------------------------------------------------------------------------------

Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

CNAM, a wholly owned subsidiary of CNB, serves as the Investment Manager. Under the terms of the current agreement, the Adviser receives an annual fee equal to 0.62% of the average daily net assets of the Large Cap Value Equity Fund, 0.65% of the average daily net assets of the Large Cap Growth Equity Fund, 0.85% of the average net assets of the RCB Small Cap Value Fund, 0.85% of the average daily net assets of the Technology Growth Fund, 0.40% of the average daily net assets of the Corporate Bond Fund, 0.43% of the average daily net assets of the Government Bond Fund, 0.27% of the average daily net assets of the California Tax Exempt Bond Fund, 0.75% of the average daily net assets of the High Yield Bond Fund, 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, and 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund.

REED, CONNER & BIRDWELL, LLC acts as the Investment Sub-Adviser on behalf of the RCB Small Cap Value Fund.

CREDIT SUISSE ASSET MANAGEMENT, LLC acts as the Investment Sub-Adviser on behalf of the High Yield Bond Fund.

The Adviser has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. The Adviser has voluntarily agreed to maintain this limitation until further notice to the Trust. The voluntary expense limitations (expressed as a percentage of average daily net assets) are as follows:

                                Large Cap   Large Cap      RCB
                                  Value      Growth     Small Cap   Technology
                                 Equity      Equity       Value       Growth
                                  Fund        Fund        Fund         Fund
--------------------------------------------------------------------------------
Institutional Class               1.00%       1.05%       1.24%       1.20%
Class A                           1.25%       1.30%       1.49%       1.50%
Class R                             --          --        1.49%         --
--------------------------------------------------------------------------------

                                                        California
                               Corporate   Government   Tax Exempt   High Yield
                                 Bond         Bond         Bond         Bond
                                 Fund         Fund         Fund         Fund
--------------------------------------------------------------------------------
Institutional Class              0.75%       0.70%        0.50%        1.00%
Class A                          1.00%       0.95%        0.75%        1.30%
--------------------------------------------------------------------------------

                                         Prime                      California
                                         Money       Government     Tax Exempt
                                         Market     Money Market   Money Market
                                          Fund          Fund           Fund
--------------------------------------------------------------------------------
Institutional Class                      0.63%         0.63%          0.55%
Class A                                  0.85%         0.85%          0.78%
Class S                                  1.05%         1.05%          0.98%
--------------------------------------------------------------------------------

Any fee reductions or expense reimbursements may be repaid to the Adviser within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.

During the six months ended March 31, 2005, the Board of Trustees approved the reimbursement of previously waived fees by the Adviser for the prior fiscal year in the amount of $1,516, $13, $1,444, $40,558 and $125,625 for the Large Cap
Value Equity Fund, Technology Growth Fund, Corporate Bond Fund, Prime Money Market Fund and Government Money Market Fund, respectively.

As of March 31, 2005, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

Fund                                                                      (000)
--------------------------------------------------------------------------------
Technology Growth                                                          $ 4
Corporate Bond                                                              23
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the six-months ended March 31, 2005, were as follows for the Equity and Fixed Income
Funds:

                                         Purchases          Sales & Maturities
--------------------------------------------------------------------------------
                                    U.S. Gov't    Other    U.S. Gov't    Other
Fund                                  (000)       (000)      (000)       (000)
--------------------------------------------------------------------------------
Large Cap Value Equity              $       --   $10,554   $       --   $ 8,880
Large Cap Growth Equity                     --     8,830           --     4,824
RCB Small Cap Value                         --    25,657           --    15,178
Technology Growth                           --       484           --       487
Corporate Bond                              --     7,312           --     2,741
Government Bond                          3,294     2,039        2,615        --
California Tax Exempt Bond                  --     7,340           --     5,334
High Yield Bond                             --     8,775           --     6,473
--------------------------------------------------------------------------------


                           CNI CHARTER FUNDS | PAGE 61

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments, in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital, undistributed net investment income (loss), or accumulated net realized gain
(loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended September 30, 2004 and September 30, 2003 are shown below:

                                      Tax
                                    Exempt    Ordinary    Long-term
                                    Income     Income    Capital Gain    Total
Fund                                 (000)     (000)        (000)        (000)
--------------------------------------------------------------------------------
Large Cap Value Equity
   2004                             $    --   $    367      $ --        $   367
   2003                                  --        336        --            336
Large Cap Growth Equity
   2004                                  --         17        --             17
   2003                                  --         29        --             29
RCB Small Cap Value Fund
   2004                                  --         --        87             87
   2003                                  --         --        --             --
Corporate Bond
   2004                                  --      1,913       222          2,135
   2003                                  --      1,843        --          1,843
Government Bond
   2004                                  --        450       211            661
   2003                                  --        519        21            540
California Tax Exempt Bond
   2004                                 459         63       139            661
   2003                                 450         60       218            728
High Yield Bond
   2004                                  --      2,846        --          2,846
   2003                                  --      1,990        --          1,990
Prime Money Market
   2004                                  --      2,720        --          2,720
   2003                                  --      3,310        --          3,310
Government Money Market
   2004                                  --      7,492        --          7,492
   2003                                  --     11,356        --         11,356
California Tax Exempt Money Market
   2004                               2,227          4        --          2,231
   2003                               2,993         --        --          2,993

As of September 30, 2004, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                     Undistributed   Undistributed   Undistributed       Capital
                                      Tax-Exempt       Ordinary        Long-term           Loss         Post-October
                                        Income          Income        Capital Gain     Carryforwards       Losses
Fund                                     (000)           (000)           (000)             (000)            (000)
---------------------------------------------------------------------------------------------------------------------
Large Cap Value Equity                   $ --           $   98          $ 1,562          $    --           $   --
Large Cap Growth Equity                    --                3               --           (4,768)             (17)
RCB Small Cap Value                        --              329            1,713               --               --
Technology Growth                          --               --               --           (1,379)            (268)
Corporate Bond                             --              144              302               --               --
Government Bond                            --               46              120               --               --
California Tax Exempt Bond                 41               --              34                --               --
High Yield Bond                            --              262               --           (1,087)              --
Prime Money Market                         --              477               --             (403)              --
Government Money Market                    --            1,380               --               --               --
California Tax Exempt Money Market        333               --              174               --               --

                                       Unrealized        Other              Total
                                      Appreciation     Temporary    Distributable Earnings
                                     (Depreciation)   Differences    (Accumulated Losses)
Fund                                     (000)           (000)              (000)
------------------------------------------------------------------------------------------
Large Cap Value Equity                 $  9,216        $   (98)           $ 10,778
Large Cap Growth Equity                     573             --              (4,209)
RCB Small Cap Value                       9,794             --              11,836
Technology Growth                          (210)            --              (1,857)
Corporate Bond                            1,097           (144)              1,399
Government Bond                              62            (46)                182
California Tax Exempt Bond                  346            (41)                380
High Yield Bond                           1,550           (262)                463
Prime Money Market                           --           (477)               (403)
Government Money Market                      --         (1,378)                  2
California Tax Exempt Money Market           --           (329)                178


                           CNI CHARTER FUNDS | PAGE 62

--------------------------------------------------------------------------------

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2004, the breakdown of capital loss carryforwards is as follows:

                                                    Expiring September 30,
                                               ---------------------------------
                                                2008     2010     2011    2012
Fund                                           (000)    (000)    (000)    (000)
--------------------------------------------------------------------------------
Large Cap Growth Equity                        $    8   $3,244   $1,516   $ --
Technology Growth                                  --      392      658    329
High Yield Bond                                    --      155      932     --
Prime Money Market                                 --      403       --     --
--------------------------------------------------------------------------------

During the year ended September 30, 2004, the following funds had utilized capital loss carryforwards to offset capital gains amounting to:

                                                                        Amount
Fund                                                                    (000)
--------------------------------------------------------------------------------
Large Cap Value Equity                                                    $333
Large Cap Growth Equity                                                      4
High Yield Bond                                                            326
Prime Money Market                                                           4
Government Money Market                                                      3
--------------------------------------------------------------------------------

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2003 through September 30, 2004 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/(depreciation) for tax purposes at March 31, 2005 for each of the Equity and Fixed Income Funds were as follows:

                                                                     Net Unrealized
                             Federal                                  Appreciation
                             Tax Cost  Appreciation   Depreciation   (Depreciation)
Fund                          (000)        (000)         (000)           (000)
------------------------------------------------------------------------------------
Large Cap Value Equity       $40,551    $   10,708     $  (1,130)     $     9,578
Large Cap Growth Equity       34,390         4,097        (1,733)           2,364
RCB Small Cap Value           59,702        12,027        (2,076)           9,951
Technology Growth              2,421           291          (373)             (82)
Corporate Bond                50,917           596          (715)            (119)
Government Bond               24,920            27          (250)            (223)
California Tax Exempt Bond    21,513           115          (197)             (82)
High Yield Bond               43,789         1,805        (1,189)             616
------------------------------------------------------------------------------------

7. CONCENTRATION OF CREDIT RISK:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

CALIFORNIA TAX EXEMPT FUNDS - SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.


                           CNI CHARTER FUNDS | PAGE 63

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

8. CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2005 (Unaudited) and the year ended September 30, 2004 was as follows:~

                                         LARGE CAP VALUE    LARGE CAP GROWTH     RCB SMALL CAP        TECHNOLOGY
                                        EQUITY FUND (000)   EQUITY FUND (000)   VALUE FUND (000)   GROWTH FUND (000)
                                        -----------------   -----------------   ----------------   -----------------

                                        2005        2004    2005       2004     2005       2004    2005        2004
---------------------------------------------------------   -----------------   ----------------   -----------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                         419         862     650       1,122     209        191      74          70
   Shares Issued in Lieu of
     Dividends and Distributions          69           9       6           1      12          1      --          --
   Shares Redeemed                      (332)       (951)   (222)       (832)    (37)      (148)    (77)        (49)
---------------------------------------------------------   -----------------   ----------------   -----------------
        Net Institutional
          Class Transactions             156         (80)    434         291     184         44      (3)         21
=========================================================   =================   ================   =================
   CLASS A:
   Shares Issued                         340         555     278         573     157        269      --         160
   Shares Issued in Lieu of
     Dividends and Distributions          33           2       2          --      15          1      --          --
   Shares Redeemed                       (93)        (82)    (77)       (104)    (27)      (101)     (2)        (70)
---------------------------------------------------------   -----------------   ----------------   -----------------
        Net Class A Transactions         280         475     203         469     145        169      (2)         90
=========================================================   =================   ================   =================
   CLASS R:
   Shares Issued                          --          --      --          --     605        784      --          --
   Shares Issued in Lieu of
     Dividends and Distributions          --          --      --          --      73          2      --          --
   Shares Redeemed                        --          --      --          --    (319)       (94)     --          --
---------------------------------------------------------   -----------------   ----------------   -----------------
        Net Class R Transactions          --          --      --          --     359        692      --          --
=========================================================   =================   ================   =================

                                                                                   CALIFORNIA         HIGH YIELD
                                         CORPORATE BOND      GOVERNMENT BOND    TAX EXEMPT BOND          BOND
                                           FUND (000)          FUND (000)          FUND (000)         FUND (000)
                                        -----------------   -----------------   ----------------   -----------------

                                        2005        2004    2005        2004    2005       2004    2005        2004
---------------------------------------------------------   -----------------   ----------------   -----------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                         656       1,552     522         900     496        690     429       1,068
   Shares Issued in Lieu of
     Dividends and Distributions          23          33      11          17       6          8      51          80
   Shares Redeemed                      (243)     (1,026)   (127)       (375)   (307)      (362)   (393)       (188)
---------------------------------------------------------   -----------------   ----------------   -----------------
        Net Institutional
          Class Transactions             436         559     406         542     195        336      87         960
=========================================================   =================   ================   =================
   CLASS A:
   Shares Issued                          26         114       7          40      29        165     291       1,376
   Shares Issued in Lieu of
     Dividends and Distributions           2           2      --          --       2          3      53          98
   Shares Redeemed                       (32)        (49)    (13)         (1)    (71)        (3)   (262)     (1,141)
---------------------------------------------------------   -----------------   ----------------   -----------------
        Net Class A Transactions          (4)         67      (6)         39     (40)       165      82         333
=========================================================   =================   ================   =================

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.


                           CNI CHARTER FUNDS | PAGE 64

--------------------------------------------------------------------------------

                                                                                                 CALIFORNIA
                                                PRIME                  GOVERNMENT                TAX EXEMPT
                                            MONEY MARKET              MONEY MARKET              MONEY MARKET
                                             FUND (000)                FUND (000)                FUND (000)
                                        ---------------------   ------------------------   ----------------------

                                          2005        2004         2005         2004         2005        2004
-------------------------------------------------------------   ------------------------   ----------------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                         630,630   1,030,373       236,199      579,828     561,147    1,066,689
   Shares Issued in Lieu of
     Dividends and Distributions             519         375             3            1           3            1
   Shares Redeemed                      (629,026)   (950,623)     (234,274)    (593,062)   (545,186)  (1,075,122)
-------------------------------------------------------------   ------------------------   ----------------------
        Net Institutional
          Class Transactions               2,123      80,125         1,928      (13,233)     15,964       (8,432)
=============================================================   ========================   ======================
   CLASS A:
   Shares Issued                         397,034     697,874     2,606,953    4,331,865     935,769    1,454,752
   Shares Issued in Lieu of
     Dividends and Distributions             257         154         8,539        4,840       2,179        1,367
   Shares Redeemed                      (347,099)   (702,159)   (2,536,642)  (4,539,896)   (855,882)  (1,490,415)
-------------------------------------------------------------   ------------------------   ----------------------
        Net Class A Transactions          50,192      (4,131)       78,850     (203,191)     82,066      (34,296)
=============================================================   ========================   ======================
   CLASS S:
   Shares Issued                         267,524     460,307       325,434      739,765     146,172      256,655
   Shares Issued in Lieu of
     Dividends and Distributions              --          --            --           --          --           --
   Shares Redeemed                      (241,825)   (463,168)     (337,790)    (668,217)   (123,647)    (247,146)
-------------------------------------------------------------   ------------------------   ----------------------
        Net Class S Transactions          25,699      (2,861)      (12,356)      71,548      22,525        9,509
=============================================================   ========================   ======================

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.


                           CNI CHARTER FUNDS | PAGE 65

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

9. SUBSEQUENT EVENT:

On April 5, 2005, the Board of Trustees of CNI Charter Funds (the "Trust") approved the reorganization of the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, and AHA Socially Responsible Equity Fund series of AHA Investment Funds, Inc. ("AHA Funds") into newly established identical series of the Trust (the "New Funds"). The reorganization is subject to approval by shareholders of AHA Funds and is expected to be effective on or about October 1, 2005.

CCM Advisors, LLC, an affiliate of City National Asset Management, Inc. ("CNAM"), will be the investment adviser to the New Funds. Cambiar Investors, LLC and Freeman Associates Investment Management LLC will serve as sub-advisers to the new AHA Balanced and Diversified Equity Funds. Patterson Capital Corporation and CNAM will serve as sub-advisers to the new AHA Limited Maturity Fixed Income Fund. Robert W. Baird & Co. Incorporated will serve as sub-adviser to the new AHA Full Maturity Fixed Income and Balanced Funds. SKBA Capital Management, LLC will serve as a sub-adviser to the new AHA Socially Responsible Equity Fund.

When the reorganization is effective, shares of the New Funds will be offered through separate prospectuses. To request a prospectus, shareholders can call 1-800-445-1341 or write to AHA Investment Funds, Inc., c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.


                           CNI CHARTER FUNDS | PAGE 66

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of the fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT your fund's actual return - the account values shown do not apply to your specific investment.

                                 BEGINNING    ENDING                   EXPENSES
                                  ACCOUNT     ACCOUNT    ANNUALIZED      PAID
                                   VALUE       VALUE      EXPENSE       DURING
                                  10/1/04     3/31/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class              $1,000.00   $1,081.60         0.96%      $4.98
Class A                           1,000.00    1,080.40         1.21%       6.28

HYPOTHETICAL 5% RETURN
Institutional Class               1,000.00    1,020.14         0.96%       4.84
Class A                           1,000.00    1,018.90         1.21%       6.09


                                 BEGINNING    ENDING                   EXPENSES
                                  ACCOUNT     ACCOUNT    ANNUALIZED      PAID
                                   VALUE       VALUE      EXPENSE       DURING
                                  10/1/04     3/31/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class              $1,000.00   $1,056.80         0.98%      $5.03
Class A                           1,000.00    1,056.20         1.23%       6.31

HYPOTHETICAL 5% RETURN
Institutional Class              $1,000.00   $1,020.04         0.98%      $4.94
Class A                           1,000.00    1,018.80         1.23%       6.19

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).


                           CNI CHARTER FUNDS | PAGE 67

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------


                                 BEGINNING    ENDING                   EXPENSES
                                  ACCOUNT     ACCOUNT    ANNUALIZED      PAID
                                   VALUE       VALUE      EXPENSE       DURING
                                  10/1/04     3/31/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class              $1,000.00   $1,078.70       1.19%      $6.17
Class A                           1,000.00    1,077.30       1.43%       7.41
Class R                           1,000.00    1,077.00       1.43%       7.40

HYPOTHETICAL 5% RETURN
Institutional Class              $1,000.00   $1,019.00       1.19%      $5.99
Class A                           1,000.00    1,017.80       1.43%       7.19
Class R                           1,000.00    1,017.80       1.43%       7.19
--------------------------------------------------------------------------------
TECHNOLOGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class              $1,000.00   $1,060.70       1.20%      $6.17
Class A                           1,000.00    1,061.40       1.50%       7.71

HYPOTHETICAL 5% RETURN
Institutional Class              $1,000.00   $1,018.95       1.20%      $6.04
Class A                           1,000.00    1,017.45       1.50%       7.54
--------------------------------------------------------------------------------
CORPORATE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class              $1,000.00   $  995.30       0.75%      $3.73
Class A                           1,000.00      993.10       1.00%       4.97

HYPOTHETICAL 5% RETURN
Institutional Class              $1,000.00   $1,021.19       0.75%      $3.78
Class A                           1,000.00    1,019.95       1.00%       5.04
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class              $1,000.00   $1,000.00       0.70%      $3.49
Class A                           1,000.00      999.70       0.95%       4.74

HYPOTHETICAL 5% RETURN
Institutional Class              $1,000.00   $1,021.44       0.70%      $3.53
Class A                           1,000.00    1,020.19       0.95%       4.78
--------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class              $1,000.00   $  996.90       0.50%      $2.49
Class A                           1,000.00      995.60       0.75%       3.73

HYPOTHETICAL 5% RETURN
Institutional Class              $1,000.00   $1,022.44       0.50%      $2.52
Class A                           1,000.00    1,021.19       0.75%       3.78



                                 BEGINNING    ENDING                   EXPENSES
                                  ACCOUNT     ACCOUNT    ANNUALIZED      PAID
                                   VALUE       VALUE      EXPENSE       DURING
                                  10/1/04     3/31/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class              $1,000.00   $1,025.50       1.00%      $5.05
Class A                           1,000.00    1,024.00       1.30%       6.56

HYPOTHETICAL 5% RETURN
Institutional Class              $1,000.00   $1,019.95       1.00%      $5.04
Class A                           1,000.00    1,018.45       1.30%       6.54
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class              $1,000.00   $1,007.80       0.60%      $3.00
Class A                           1,000.00    1,006.70       0.83%       4.15
Class S                           1,000.00    1,005.70       1.02%       5.10

HYPOTHETICAL 5% RETURN
Institutional Class              $1,000.00   $1,021.94       0.60%      $3.02
Class A                           1,000.00    1,020.79       0.83%       4.18
Class S                           1,000.00    1,019.85       1.02%       5.14
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class              $1,000.00   $1,007.70       0.62%      $3.10
Class A                           1,000.00    1,006.60       0.84%       4.20
Class S                           1,000.00    1,005.60       1.04%       5.20

HYPOTHETICAL 5% RETURN
Institutional Class              $1,000.00   $1,021.84       0.62%      $3.13
Class A                           1,000.00    1,020.74       0.84%       4.23
Class S                           1,000.00    1,019.75       1.04%       5.24
--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class              $1,000.00   $1,005.90       0.55%      $2.75
Class A                           1,000.00    1,004.80       0.78%       3.90
Class S                           1,000.00    1,003.80       0.98%       4.90

HYPOTHETICAL 5% RETURN
Institutional Class              $1,000.00   $1,022.19       0.55%      $2.77
Class A                           1,000.00    1,021.04       0.78%       3.93
Class S                           1,000.00    1,020.04       0.98%       4.94

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).


                           CNI CHARTER FUNDS | PAGE 68

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

The Board of Trustees of the Funds has unanimously approved renewal of the Investment Management Agreement between the Funds and its investment adviser City National Asset Management, Inc. ("CNAM"), the Investment Sub-Advisory Agreement between CNAM and Reed Conner & Birdwell LLC ("RCB") with respect to the RCB Small Cap Value Fund, and the Investment Sub-Advisory Agreement between CNAM and Credit Suisse Asset Management, LLC ("CSAM, LLC") with respect to the High Yield Bond Fund, for an additional one-year term through February, 2006. The material factors and the conclusions that formed the basis for the approval of these Agreements are summarized below (RCB and CSAM, LLC are referred to below as the "Sub-Advisers").

During the course of each year, the independent Trustees receive a wide variety of information relating to the nature, extent and quality of services provided by CNAM and the Sub-Advisers. At its February 10, 2005 meeting, the Board of Trustees of the Funds evaluated supplementary information provided by CNAM, RCB and CSAM, LLC in accordance with Section 15(c) of the Investment Company Act of 1940, as amended. The Board considered a number of factors in renewing the Investment Management Agreement and the Investment Sub-Advisory Agreements, including the nature, extent and quality of services furnished by CNAM and each Sub-Adviser to the Funds; the investment performance of the Funds compared to relevant market indices and the performance of peer groups of investment companies pursuing broadly similar strategies; the advisory fees and other expenses paid by the Funds (or with respect to the Funds, in the case of the Sub-Advisers) compared to those of similar funds managed by other investment advisers, and the profitability to CNAM and each Sub-Adviser of its investment advisory relationship with the Funds; and the extent to which economies of scale would be realized as the Funds grow. The Trustees also reviewed the ability of CNAM and the Sub-Advisers to provide investment management and supervision services to the Funds, including the background, education and experience of their key portfolio management and operational personnel, the investment philosophy and decision-making process of those professionals, their commitment and systems in place with regard to compliance with applicable laws and regulations, and their portfolio trading and soft dollar practices.

In deciding to renew each Agreement, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval. In considering these matters, the Trustees were advised with respect to relevant legal standards by counsel to the Funds. The Trustees discussed the approval of the Investment Management Agreement and Investment Sub-Advisory Agreements with management and in a private session with counsel at which no employees of CNAM or the Sub-Advisers were present.

Based on their review, the Board of Trustees (including all of the independent Trustees) determined that it would be in the best interest of the Funds and their shareholders to renew the Investment Management Agreement and each of the Investment Sub-Advisory Agreements.

CITY NATIONAL ASSET MANAGEMENT, INC.

In reviewing the quality of services provided to each of the Funds, the Trustees reviewed the performance of the Funds compared with the average performance of bank-sponsored funds in their respective Lipper Inc. universes and the average of selected funds included in the universes. They noted that the following Funds had been recognized by Lipper Inc. for ranking in the top quartile or better of their categories: the Large Cap Value Fund, for the two-year period ended December 31, 2004; the High Yield Bond Fund, for the one-year and four-year periods ended December 31, 2004; and the Corporate Bond Fund, for the two-year and three-year periods ended December 31, 2004. The Trustees also observed that for the one-, two- and three-year periods ended December 31, 2004, most of the Funds had returns greater than or near the averages of their respective Lipper universes and their respective peer groups of bank-sponsored funds. Although the one- and two-year returns for the Large Cap Growth Equity Fund, the two-year


                           CNI CHARTER FUNDS | PAGE 69

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (CONTINUED) (UNAUDITED)

--------------------------------------------------------------------------------

returns for the Government Bond Fund, and the two-year returns for the High Yield Bond Fund were below the averages of their respective Lipper universes, the Trustees observed that each Fund's returns for the three-year period were above its respective Lipper average returns.

With respect to the Prime Money Market and Government Money Market Funds, the Trustees noted that the Funds' returns were lower than those of their respective Lipper and bank-sponsored fund universes. However, the Trustees noted that, at their request, CNAM had previously presented a comprehensive analysis of the expenses and yields of the Money Market Funds, and that the Board had determined the Funds' yields to be competitive with those of other funds considering several unique features offered by the Funds to their shareholders, including automatic sweep functions, later cut-off times than the Funds' competitors, and no minimum transaction requirements.

Although the returns for the Technology Growth Fund for the one-, two- and three-year periods were below the averages of the Fund's Lipper universe, the Trustees noted that many of the funds in its universe invested in small-capitalization stocks and had increased risk relative to the Fund, which focused on large-capitalization stocks. The Trustees also noted that the Fund's performance was close to that of its benchmark, the Russell 3000 Technology Index, which had a risk profile similar to that of the Fund.

In reviewing the investment advisory fees and total expenses borne by each of the Funds, the Trustees noted that, for all of the Funds other than the Government Money Market Fund, advisory fees and total expenses as a percentage of each Fund's average net assets were favorable (within or below the middle 60%) in relation to the Fund's Lipper universe. The Trustees noted that, as CNAM has no clients other than the Trust, they would not be able to compare the fees charged to the Trust by CNAM with fees charged to other institutional clients of CNAM. The Trustees noted that although the Government Money Market Fund's total expenses were in the top quintile of its Lipper universe, its investment advisory fees were lower than the average advisory fees for bank-sponsored money market funds in its Lipper universe, and that the Fund offers several unique features to its shareholders which many of its competitors do not, including automatic sweep functions, later cut-off times than the Fund's competitors, and no minimum transaction requirements.

The Trustees also considered CNAM's income statement, which reflected the costs of providing services to the Funds and the profitability to CNAM of its relationship to the Trust. The Trustees noted that in 2003 and 2004, CNAM had taken over from sub-advisers full investment management responsibilities for the Government Money Market and California Tax Exempt Money Market Funds, respectively, and that as a result CNAM had hired a number of additional portfolio managers and support staff. The Trustees also considered that the asset levels of most of the Funds were not so substantial that they could lead to significant economies of scale, that CNAM's current operations are designed to meet its fundamental management and monitoring duties with respect to the Funds, and that if the Funds' assets were to decrease CNAM would not be able to eliminate current staff assignments. As the majority of CNAM's operating expenses are employee salaries, the Board concluded that CNAM's operating expenses would not decrease significantly if the Funds' assets decreased.

The Trustees also considered the benefits received by CNAM and its affiliates as a result of CNAM's relationship with the Funds, including fees paid to City National Bank and City National Securities for providing certain shareholder servicing and sub-distribution services to the Funds, and reviewed CNAM's portfolio trading and soft dollar practices. In addition, the Trustees considered the depth and quality of CNAM's research capabilities and its key personnel; the overall financial strength and stability of its organization; the experience, capability and integrity of its senior management; its commitment and systems in place with regard to compliance with applicable laws and regulations and its efforts to keep the Trustees informed.


                           CNI CHARTER FUNDS | PAGE 70

--------------------------------------------------------------------------------

REED, CONNER & BIRDWELL, LLC

In considering renewal of the Investment Sub-Advisory Agreement with RCB, the Trustees reviewed the performance of the RCB Small Cap Value Fund, noting that the Fund had outperformed its Lipper category average, the Russell 2000 Index and its universe of bank-sponsored funds for the one-, two- and three-year periods ended December 31, 2004. The Trustees also reviewed the sub-advisory fees charged by RCB and observed that its sub-advisory fee of 0.85% of Fund assets was low compared to the standard fee it charges to all separately managed small cap value accounts.

CREDIT SUISSE ASSET MANAGEMENT, LLC

In considering renewal of the sub-advisory agreement with CSAM, LLC, the Trustees reviewed the performance of the High Yield Bond Fund, noting that the Fund's returns had been greater than or close to the returns of its Lipper category average and its universe of bank-sponsored funds for the one-, two- and three-year periods ended December 31, 2004. The Trustees also reviewed the sub-advisory fees charged by CSAM, LLC and observed that its sub-advisory fee was low compared to the advisory fees it charged its proprietary mutual funds and were within the range of fees it charged to other institutional clients with similar account sizes.


                           CNI CHARTER FUNDS | PAGE 71

ADDITIONAL DISCLOSURE (UNAUDITED)

--------------------------------------------------------------------------------

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q is also available on the Fund's website at www.cnicharterfunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds' website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.


                           CNI CHARTER FUNDS | PAGE 72

        THANK YOU

                  for your investment with CNI Charter Funds. We value the trust you have placed in us to help you achieve your financial goals.

                               [GRAPHIC OMITTED]

For more information on CNI Charter Funds, including charges and expenses, please call 1-888-889-0799 or visit cnicharterfunds.com for a free prospectus. Read it carefully before you invest or send money.

                                                CNI CHARTER FUNDS (SM) [LOGO](R)

                                                                 CNI-SA-002-0100

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     CNI Charter Funds


By (Signature and Title)*               /s/ Vernon C. Kozlen
                                        -------------------------------------
                                        Vernon C. Kozlen, President & CEO

Date May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Vernon C. Kozlen
                                        -------------------------------------
                                        Vernon C. Kozlen, President & CEO

Date May 27, 2005

By (Signature and Title)*               /s/ Eric Kleinschmidt
                                        -------------------------------------
                                        Eric Kleinschmidt, Controller and COO

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.